UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07092

Name of Fund: BlackRock Florida Insured Municipal 2008 Term Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Florida Insured Municipal
        2008 Term Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 – 06/30/07

Item 1 – Report to Stockholders

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds

SEMI-ANNUAL REPORT | JUNE 30, 2007 (UNAUDITED)

BlackRock Insured Municipal 2008 Term Trust (BRM)

BlackRock Insured Municipal Term Trust (BMT)

BlackRock Municipal 2018 Term Trust (BPK)

BlackRock Municipal 2020 Term Trust (BKK)

BlackRock Strategic Municipal Trust (BSD)

BlackRock California Insured Municipal 2008 Term Trust (BFC)

BlackRock California Municipal 2018 Term Trust (BJZ)

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

BlackRock Florida Municipal 2020 Term Trust (BFO)

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

BlackRock New York Municipal 2018 Term Trust (BLH)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

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          If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

          BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

          BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

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LETTER TO SHAREHOLDERS

June 30, 2007

Dear Shareholder:

          We are pleased to report that during the semi-annual period, the Trusts provided monthly income as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the municipal bond market and adjusts the Trusts’ investments in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credit ratings and coupon levels to capitalize on changing market conditions.

          The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of June 30, 2007.

Trust (Ticker)	Current Yield[1]	Tax- Equivalent Yield[1]	Closing Market Price	NAV

BlackRock Insured Municipal 2008 Term Trust (BRM)	4.82%	7.42%	$15.20	$15.25

BlackRock Insured Municipal Term Trust (BMT)	3.75	5.77	9.74	10.15

BlackRock Municipal 2018 Term Trust (BPK)	5.71	8.78	15.86	15.43

BlackRock Municipal 2020 Term Trust (BKK)	5.22	8.03	15.24	15.29

BlackRock Strategic Municipal Trust (BSD)	6.06	9.32	16.83	15.04

BlackRock California Insured Municipal 2008 Term Trust (BFC)	4.46	6.86	15.08	15.27

BlackRock California Municipal 2018 Term Trust (BJZ)	4.68	7.20	15.69	14.85

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)	3.11	4.78	14.49	14.81

BlackRock Florida Municipal 2020 Term Trust (BFO)	4.54	6.98	13.49	14.86

BlackRock New York Insured Municipal 2008 Term Trust (BLN)	4.37	6.72	15.11	15.30

BlackRock New York Municipal 2018 Term Trust (BLH)	4.79	7.37	15.36	15.99

BlackRock Pennsylvania Strategic Municipal Trust (BPS)	4.72	7.26	17.79	14.54

[1] Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%. These yields may increase/decrease due to an increase/decrease in the monthly distributions per share. Past performance does not guarantee future results.

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of June 30, 2007, BlackRock managed over $36 billion in municipal bonds, including 14 open-end and 68 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, LLC, and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, LLC	BlackRock Advisors, LLC

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock Insured Municipal 2008 Term Trust (BRM)

Trust Information

Symbol on New York Stock Exchange:	BRM

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Yield on Closing Market Price as of 6/30/07 ($15.20):[1]	4.82%

Current Monthly Distribution per Common Share:[2]	$0.061

Current Annualized Distribution per Common Share:[2]	$0.732

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$ 15.20	$ 15.53	(2.12)%	$ 15.64	$ 15.03

NAV	$ 15.25	$ 15.42	(1.10)%	$ 15.44	$ 15.21

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2007	December 31, 2006

City, County & State	31%	29%

Power	28	29

Industrial & Pollution Control	12	11

Transportation	9	8

Education	7	9

Lease Revenue	6	7

Tax Revenue	4	3

Hospital	2	2

Water & Sewer	1	2

As of June 30, 2007 and December 31, 2006, all long-term investments had ratings of AAA/Aaa by Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”).

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock Insured Municipal Term Trust (BMT)

Trust Information

Symbol on New York Stock Exchange:	BMT

Initial Offering Date:	February 20, 1992

Termination Date (on or about):	December 31, 2010

Yield on Closing Market Price as of 6/30/07 ($9.74):[1]	3.75%

Current Monthly Distribution per Common Share:[2]	$0.030417

Current Annualized Distribution per Common Share:[2]	$0.365004

Leverage as of 6/30/07:[3]	20%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$9.74	$9.77	(0.31)%	$9.98	$9.67

NAV	$10.15	$10.28	(1.26)%	$10.30	$10.10

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2007	December 31, 2006

City, County & State	29%	33%

Education	18	17

Water & Sewer	15	15

Power	14	13

Hospital	8	7

Lease Revenue	7	6

Transportation	7	7

Tax Revenue	2	2

As of June 30, 2007 and December 31, 2006, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock Municipal 2018 Term Trust (BPK)

Trust Information

Symbol on New York Stock Exchange:	BPK

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Yield on Closing Market Price as of 6/30/07 ($15.86):[1]	5.71%

Current Monthly Distribution per Common Share:[2]	$0.0755

Current Annualized Distribution per Common Share:[2]	$0.9060

Leverage as of 6/30/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$ 15.86	$ 17.01	(6.76)%	$ 17.60	$ 15.33

NAV	$ 15.43	$ 15.97	(3.38)%	$ 16.02	$ 15.31

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2007	December 31, 2006

Hospital	25%	23%

Industrial & Pollution Control	24	23

City, County & State	18	21

Housing	13	11

Tax Revenue	6	4

Education	5	5

Transportation	4	5

Lease Revenue	3	3

Tobacco	2	2

Power	—	3

Credit Breakdown[4]

Credit Rating	June 30, 2007	December 31, 2006

AAA/Aaa	26%	24%

AA/Aa	11	10

A	20	22

BBB/Baa	30	28

BB/Ba	—	1

B	5	5

Not Rated[5]	8	10

[4]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2007 and December 31, 2006, the market value of these securities was $5,670,328 representing 1.5% and $5,742,150 representing 1.5%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock Municipal 2020 Term Trust (BKK)

Trust Information

Symbol on New York Stock Exchange:	BKK

Initial Offering Date:	September 30, 2003

Termination Date (on or about):	December 31, 2020

Yield on Closing Market Price as of 6/30/07 ($15.24):[1]	5.22%

Current Monthly Distribution per Common Share:[2]	$0.06625

Current Annualized Distribution per Common Share:[2]	$0.79500

Leverage as of 6/30/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$ 15.24	$ 15.77	(3.36)%	$ 16.10	$ 15.02

NAV	$ 15.29	$ 15.77	(3.04)%	$ 15.90	$ 15.16

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2007	December 31, 2006

City, County & State	22%	24%

Hospital	18	17

Industrial & Pollution Control	17	17

Tobacco	11	11

Education	8	8

Housing	7	7

Power	6	6

Tax Revenue	6	5

Transportation	5	5

Credit Breakdown[4]

Credit Rating	June 30, 2007	December 31, 2006

AAA/Aaa	25%	21%

AA/Aa	10	8

A	16	16

BBB/Baa	30	35

BB/Ba	1	1

B	5	5

Not Rated	13	14

[4]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock Strategic Municipal Trust (BSD)

Trust Information

Symbol on New York Stock Exchange:	BSD

Initial Offering Date:	August 25, 1999

Yield on Closing Market Price as of 6/30/07 ($16.83):[1]	6.06%

Current Monthly Distribution per Common Share:[2]	$0.085

Current Annualized Distribution per Common Share:[2]	$1.020

Leverage as of 6/30/07:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$16.83	$18.69	(9.95)%	$20.65	$16.42

NAV	$15.04	$15.64	(3.84)%	$15.73	$14.87

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2007	December 31, 2006

City, County & State	23%	24%

Hospital	21	20

Industrial & Pollution Control	17	19

Housing	9	6

Power	8	8

Transportation	7	7

Tax Revenue	6	6

Education	5	6

Water & Sewer	2	4

Other	1	—

Tobacco	1	—

Credit Breakdown[4]

Credit Rating	June 30, 2007	December 31, 2006

AAA/Aaa	46%	47%

AA/Aa	19	17

A	8	7

BBB/Baa	14	15

BB/Ba	3	3

B	4	4

Not Rated[5]	6	7

[4]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2007 and December 31, 2006, the market value of these securities was $4,556,989 representing 2.7% and $1,007,720 representing 0.6%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock California Insured Municipal 2008 Term Trust (BFC)

Trust Information

Symbol on New York Stock Exchange:	BFC

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Yield on Closing Market Price as of 6/30/07 ($15.08):[1]	4.46%

Current Monthly Distribution per Common Share:[2]	$0.056

Current Annualized Distribution per Common Share:[2]	$0.672

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$15.08	$15.34	(1.69)%	$15.72	$15.05

NAV	$15.27	$15.41	(0.91)%	$15.42	$15.23

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2007	December 31, 2006

Lease Revenue	28%	26%

City, County & State	23	22

Power	21	22

Education	11	10

Tax Revenue	11	14

Water & Sewer	5	5

Hospital	1	1

As of June 30, 2007 and December 31, 2006, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock California Municipal 2018 Term Trust (BJZ)

Trust Information

Symbol on New York Stock Exchange:	BJZ

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Yield on Closing Market Price as of 6/30/07 ($15.69):[1]	4.68%

Current Monthly Distribution per Common Share:[2]	$0.06125

Current Annualized Distribution per Common Share:[2]	$0.73500

Leverage as of 6/30/07:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$15.69	$15.94	(1.57)%	$15.98	$15.13

NAV	$14.85	$15.26	(2.69)%	$15.30	$14.74

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2007	December 31, 2006

City, County & State	20%	21%

Transportation	19	19

Hospital	14	14

Lease Revenue	14	14

Education	8	8

Housing	7	6

Industrial & Pollution Control	7	9

Power	5	5

Water & Sewer	4	4

Resource Recovery	2	—

Credit Breakdown[4]

Credit Rating	June 30, 2007	December 31, 2006

AAA/Aaa	40%	40%

AA/Aa	4	3

A	29	29

BBB/Baa	24	25

Not Rated	3	3

[4]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

Trust Information

Symbol on New York Stock Exchange:	BRF

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Yield on Closing Market Price as of 6/30/07 ($14.49):[1]	3.11%

Current Monthly Distribution per Common Share:[2]	$0.0375

Current Annualized Distribution per Common Share:[2]	$0.4500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$14.49	$14.42	0.49%	$14.73	$14.32

NAV	$14.81	$14.83	(0.13)%	$14.85	$14.78

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2007	December 31, 2006

Tax Revenue	42%	41%

Education	14	12

Power	13	12

Transportation	11	7

City, County & State	9	17

Resource Recovery	5	6

Water & Sewer	4	4

Hospital	1	—

Other	1	1

As of June 30, 2007 and December 31, 2006, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock Florida Municipal 2020 Term Trust (BFO)

Trust Information

Symbol on New York Stock Exchange:	BFO

Initial Offering Date:	September 30, 2003

Termination Date (on or about):	December 31, 2020

Yield on Closing Market Price as of 6/30/07 ($13.49):[1]	4.54%

Current Monthly Distribution per Common Share:[2]	$0.051

Current Annualized Distribution per Common Share:[2]	$0.612

Leverage as of 6/30/07:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$13.49	$13.85	(2.60)%	$14.55	$13.31

NAV	$14.86	$15.16	(1.98)%	$15.26	$14.72

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2007	December 31, 2006

City, County & State	22%	25%

Water & Sewer	18	18

Tax Revenue	12	8

Hospital	10	6

Education	9	10

Power	9	10

Tobacco	6	11

Industrial & Pollution Control	5	5

Lease Revenue	4	4

Housing	2	—

Transportation	2	3

Other	1	—

Credit Breakdown[4]

Credit Rating	June 30, 2007	December 31, 2006

AAA/Aaa	55%	59%

AA/Aa	2	1

A	7	4

BBB/Baa	18	16

BB/Ba	—	2

Not Rated[5]	18	18

[4]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2007 and December 31, 2006, the market value of these securities was $2,132,380 representing 1.6% and $2,115,580 representing 1.7%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock New York Insured Municipal 2008 Term Trust (BLN)

Trust Information

Symbol on New York Stock Exchange:	BLN

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Yield on Closing Market Price as of 6/30/07 ($15.11):[1]	4.37%

Current Monthly Distribution per Common Share:[2]	$0.055

Current Annualized Distribution per Common Share:[2]	$0.660

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$15.11	$14.90	1.41%	$15.30	$14.88

NAV	$15.30	$15.42	(0.78)%	$15.43	$15.26

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2007	December 31, 2006

Transportation	25	25%

Education	19	19

Water & Sewer	15	15

City, County & State	10	10

Hospital	9	9

Power	8	8

Tax Revenue	7	7

Lease Revenue	4	4

Housing	3	3

As of June 30, 2007 and December 31, 2006, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock New York Municipal 2018 Term Trust (BLH)

Trust Information

Symbol on New York Stock Exchange:	BLH

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Yield on Closing Market Price as of 6/30/07 ($15.36):[1]	4.79%

Current Monthly Distribution per Common Share:[2]	$0.06125

Current Annualized Distribution per Common Share:[2]	$0.73500

Leverage as of 6/30/07:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$15.36	$15.62	(1.66)%	$16.25	$15.14

NAV	$15.99	$16.33	(2.08)%	$16.40	$15.89

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2007	December 31, 2006

Education	22%	22%

Hospital	15	16

City, County & State	11	11

Tobacco	11	11

Transportation	11	11

Lease Revenue	10	10

Industrial & Pollution Control	7	7

Housing	6	5

Tax Revenue	6	6

Power	1	1

Credit Breakdown[4]

Credit Rating	June 30, 2007	December 31, 2006

AAA/Aaa	39%	39%

AA/Aa	37	37

A	9	9

BBB/Baa	10	10

B	4	2

CCC/Caa	—	3

Not Rated	1	—

[4]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Trust Information

Symbol on American Stock Exchange:	BPS

Initial Offering Date:	August 25, 1999

Yield on Closing Market Price as of 6/30/07 ($17.79):[1]	4.72%

Current Monthly Distribution per Common Share:[2]	$0.07

Current Annualized Distribution per Common Share:[2]	$0.84

Leverage as of 6/30/07:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$17.79	$17.43	2.07%	$18.67	$16.50

NAV	$14.54	$15.01	(3.13)%	$15.04	$14.41

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2007	December 31, 2006

Education	24%	29%

Housing	15	9

Water & Sewer	13	15

Hospital	12	9

City, County & State	10	8

Transportation	10	15

Lease Revenue	6	6

Industrial & Pollution Control	5	5

Other	3	2

Power	2	2

Credit Breakdown[4]

Credit Rating	June 30, 2007	December 31, 2006

AAA/Aaa	50%	61%

AA/Aa	17	11

A	19	17

BBB/Baa	10	8

BB/Ba	1	—

Not Rated[5]	3	3

[4]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2007 and December 31, 2006, the market value of these securities was $1,006,420 representing 2.2% and $1,007,720 representing 2.1%, respectively, of the Trust’s long-term investments.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2007
BlackRock Insured Municipal 2008 Term Trust (BRM)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—97.2%
		Alabama—1.6%
$6,555		Birmingham Jefferson Civic Ctr. Auth. ST, Ser. A, 4.25%, 1/01/09, FSA	No Opt. Call	$6,595,838

		Arizona—1.9%
4,000		Chandler, Ad Valorem Ppty. Tax GO, Zero Coupon, 7/01/08, FGIC	No Opt. Call	3,849,120
4,200		Pima Cnty., Hwy. Impvts. Misc. RB, 4.125%, 7/01/09, FGIC	07/08 @ 101	4,226,124

				8,075,244

		California—1.2%
5,000		Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	4,978,900

		Colorado—2.6%
1,000		City of Thornton, Pub. Impvts. Lease Approp. COP, 3.25%, 12/01/08, AMBAC	No Opt. Call	991,110
1,000		Cnty. of El Paso, Correctional Fac. Impvts. Lease Approp. COP, Detention Fac. Proj., Ser. B, 3.20%, 12/01/08, AMBAC	No Opt. Call	990,450
2,000		E-470 Pub. Hwy. Auth., Hwy. Tolls RB, Ser. B, Zero Coupon, 9/01/11, MBIA	No Opt. Call	1,687,760
6,965		Regl. Transp. Dist., Trans. Impvts. Lease Approp. COP, Trans. Vehicles Proj., Ser. A, 5.00%, 6/01/08, MBIA	07/07 @ 101	7,039,804

				10,709,124

		Delaware—0.2%
650		Delaware River & Bay Auth., Pub. Impvts. Port, Arpt. & Marina RB, 3.25%, 1/01/09, MBIA	No Opt. Call	643,877

		District of Columbia—3.1%
		Dist. of Columbia, Ad Valorem Ppty. Tax GO,
195	[2]	Ser. B, 5.50%, 6/01/09, FSA	ETM	200,864
2,605		Ser. B, 5.50%, 6/01/09, FSA	No Opt. Call	2,684,296
10,000		Ser. B-1, 5.50%, 6/01/08, AMBAC	No Opt. Call	10,155,900

				13,041,060

		Florida—1.4%
2,280		Broward Cnty. Sch. Brd., Sch. Impvts. Lease Renewal COP, Ser. B, 4.25%, 7/01/09, FSA	No Opt. Call	2,294,364
2,080		City of Tampa, Wtr. RB, Wtr. & Swr. Proj., 5.50%, 10/01/08, FSA	No Opt. Call	2,123,846

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Florida—(cont’d)
$1,300		Town of Palm Beach, Misc. RB, Beach Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA	No Opt. Call	$1,322,230

				5,740,440

		Georgia—6.1%
5,000		Georgia GO, Ser. E, 5.25%, 2/01/10	No Opt. Call	5,172,000
20,000		Monroe Cnty. Dev. Auth., Indl. PCRB, Georgia Pwr. Co. Plant Scherer Proj., 4.20%, 1/01/12, AMBAC	No Opt. Call	20,101,000

				25,273,000

		Hawaii—2.7%
4,750		City & Cnty. of Honolulu, Ad Valorem Ppty. Tax GO, Ser. E, 4.00%, 7/01/08, FGIC	No Opt. Call	4,762,540
6,510		Hawaii GO, Ser. CY, 4.00%, 2/01/09, FSA	No Opt. Call	6,528,684

				11,291,224

		Illinois—11.3%
		Cook Cnty. High Sch. Dist. No. 201, Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, J. Sterling Morton Twnshp. Proj.,
1,175	[2]	Zero Coupon, 12/01/09, FGIC	ETM	1,069,802
4,805		Zero Coupon, 12/01/09, FGIC	No Opt. Call	4,367,553
2,000		Cook Cnty. Sch. Dist. No. 25, Ad Valorem Ppty. Tax GO, Arlington Heights Proj., 4.50%, 12/01/08, FSA	No Opt. Call	2,020,340
8,985		Du Page Cnty. Forest Presvtn. Dist., Pub. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 11/01/08	No Opt. Call	8,535,480
13,000		Fin. Auth. RB, Peoples Gas, Light & Coke Proj., 3.05%, 2/01/33, AMBAC	No Opt. Call	12,920,960
6,750		Illinois, Pub. Impvts. GO, Ser. 1, 3.50%, 7/01/08, MBIA	No Opt. Call	6,734,813
1,455		Kane & Du Page Cntys. Cmnty. Unit Sch. Dist. No. 303, Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 3.75%, 1/01/09, FSA	No Opt. Call	1,453,516
		Met. Pier & Expo. Auth.,
8,385	[2]	Pub. Impvts. Misc. Tax RB, McCormick Place Expansion Proj., Zero Coupon, 6/15/08, FGIC	ETM	8,083,978
215		Pub. Impvts. Misc. Tax RB, McCormick Place Expansion Proj., Zero Coupon, 6/15/08, FGIC	No Opt. Call	207,400

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Illinois—(cont’d)
$1,570	[2]	Student Loans Lease Abatement RB, McCormick Place Expansion Proj., Ser. A, Zero Coupon, 6/15/08, FGIC	ETM	$1,513,637

				46,907,479

		Kansas—0.2%
1,000		Dev. Fin. Auth., Wtr. Util. Impvts. Wtr. RB, 4.00%, 4/01/09, AMBAC	No Opt. Call	1,003,320

		Kentucky—0.9%
3,890		Owensboro, Elec., Pwr. & Lt. Impvts. RB, Ser. B, Zero Coupon, 1/01/09, AMBAC	No Opt. Call	3,666,986

		Michigan—3.0%
6,315		Detroit City Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Sch. Bldg. & Site Impvt. Proj., Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	6,331,419
1,665	[2]	Detroit, Pub. Impvts. Ad Valorem Ppty. Tax GO, 3.50%, 4/01/09, MBIA	ETM	1,652,063
3,000		Michigan, Hwy. Impvts. Misc. RB, Trunk Line Proj., Ser. A, 4.125%, 11/01/08, FSA	No Opt. Call	3,014,700
1,485		Wyandotte, Elec., Pwr. & Lt. RB, 6.25%, 10/01/08, MBIA	No Opt. Call	1,507,126

				12,505,308

		Mississippi—0.5%
2,175		De Soto Cnty. Sch. Dist., Ad Valorem Ppty. Tax GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,151,728

		Nevada—1.3%
		Director of the St. of Nevada Dept. of Bus. & Ind., Trans. Impvts. RB, Las Vegas Monorail Co. Proj.,
2,085		Zero Coupon, 1/01/09, AMBAC	No Opt. Call	1,964,883
3,585		Zero Coupon, 1/01/10, AMBAC	No Opt. Call	3,242,346

				5,207,229

		New Jersey—0.7%
1,000		Monmouth Cnty. Impvt. Auth., Misc. RB, Gov’t. Loan Proj., 5.00%, 12/01/08, FSA	No Opt. Call	1,017,310
1,750		Transp. Trust Fund Auth., Trans. Impvts. RB, Ser. C, 5.25%, 12/15/08, AMBAC	No Opt. Call	1,786,750

				2,804,060

		New Mexico—0.6%
2,445		Fin. Auth., Pub. Impvt. Misc. RB, Ser. A, 3.80%, 6/01/08, MBIA	No Opt. Call	2,446,712

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New York—9.3%
$15,500		City of New York, Ad Valorem Ppty. Tax GO, Ser. E, 6.20%, 8/01/07, MBIA	No Opt. Call	$15,531,930
15,915		New York GO, Ser. F, 5.25%, 9/15/09, MBIA	09/08 @ 101	16,342,477
4,000		Port Auth. of New York & New Jersey, Port, Arpt. & Marina RB, Ser. 129, 2.875%, 11/01/08, FSA	No Opt. Call	3,939,840
2,715		Thruway Auth., Misc. RB, Local Hwy. & Brdg. Proj., Ser. A, 5.40%, 1/01/09, MBIA	07/07 @ 100	2,717,009

				38,531,256

		North Carolina—4.6%
		Eastn. Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB,
13,500		Ser. B, 6.125%, 1/01/09, FGIC	No Opt. Call	13,947,120
5,000		Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,079,100

				19,026,220

		Oregon—1.5%
2,905		Dept. of Admin. Svcs., Lease Approp. COP, Ser. A, 5.00%, 11/01/08, FSA	No Opt. Call	2,950,957
1,285		Lane Cnty. Sch. Dist. No. 4-J, Ad Valorem Ppty. Tax GO, Eugene Proj., 3.00%, 1/01/09, FSA	No Opt. Call	1,265,635
2,000		Washington & Clackamas Cntys. Sch. Dist. No. 23-J, Sch. Impvts. Ad Valorem Ppty. Tax GO, Tigard Proj., 3.75%, 6/15/08, MBIA	No Opt. Call	2,000,540

				6,217,132

		Pennsylvania—7.6%
3,175		City of Philadelphia, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.10%, 9/15/08, FSA	No Opt. Call	3,187,605
		Dauphin Cnty. Gen. Auth., Hlth., Hosp. & Nursing Home RB, Western Pennsylvania Hosp. Proj.,
1,805		Ser. A, 6.25%, 7/01/08, MBIA	07/07 @ 100	1,807,347
965	[2]	Ser. B, 6.25%, 7/01/08, MBIA	ETM	974,457
		Dept. of Gen. Svcs., Lease Approp. COP,
2,075		4.50%, 5/01/08, FSA	No Opt. Call	2,087,118
2,120		4.50%, 11/01/08, FSA	No Opt. Call	2,139,292
2,165		4.50%, 5/01/09, FSA	No Opt. Call	2,188,880
16,250		Lehigh Cnty. Indl. Dev. Auth., Indl. PCRB, PPL Electric Util. Corp. Proj., 3.125%, 11/01/08, AMBAC	No Opt. Call	16,083,925

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Pennsylvania—(cont’d)
$3,125		Pittsburgh Pub. Pkg. Auth., Auto Pkg. RB, 3.25%, 12/01/08, AMBAC	No Opt. Call	$3,098,937

				31,567,561

		Tennessee—0.2%
1,000		Clarksville, Wtr. RB, 4.30%, 2/01/09, FSA	No Opt. Call	1,007,460

		Texas—20.2%
		City of Austin,
5,000		Elec., Pwr. & Lt. RB, 6.625%, 11/15/08, AMBAC	No Opt. Call	5,185,200
5,000		Elec., Pwr. & Lt. RB, Ser. A, Zero Coupon, 11/15/09, AMBAC	No Opt. Call	4,551,700
5,380		Pub. Impvts. Ad Valorem Ppty. Tax GO, 3.50%, 9/01/08, FSA	No Opt. Call	5,363,483
11,515		Wtr. RB, Ser. A, Zero Coupon, 11/15/08, MBIA	No Opt. Call	10,922,669
5,000		Wtr. RB, Ser. A, Zero Coupon, 11/15/09, MBIA	No Opt. Call	4,551,700
6,000	[2]	City of San Antonio, Elec., Pwr. & Lt. RB, Ser. B, Zero Coupon, 2/01/10, FGIC	ETM	5,414,880
1,430	[2]	Coppell Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, 6.10%, 8/15/09, MBIA	ETM	1,494,750
4,390		Houston Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/09, AMBAC	No Opt. Call	4,035,200
		Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB,
1,075	[2]	Zero Coupon, 9/01/08, AMBAC	ETM	1,027,926
13,925		Zero Coupon, 9/01/08, AMBAC	No Opt. Call	13,313,693
1,155	[2]	Zero Coupon, 9/01/09, AMBAC	ETM	1,061,595
15,020		Zero Coupon, 9/01/09, AMBAC	No Opt. Call	13,784,755
1,500		North Texas Tollway Auth., Hwy. Tolls RB, Ser. C, 5.00%, 1/01/09, FSA	No Opt. Call	1,524,990
		Pub. Fin. Auth.,
5,900		Lease Approp. RB, Ser. B, 6.25%, 2/01/09, AMBAC	No Opt. Call	6,113,226
2,250	[3]	Lease RB, Gen. Svcs. Comm. Projs., 5.50%, 2/01/08, AMBAC	N/A	2,294,775
750		Lease RB, Gen. Svcs. Comm. Projs., 5.50%, 2/01/09, AMBAC	02/08 @ 101	764,445
2,275		Ysleta Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/08, PSF	No Opt. Call	2,178,881

				83,583,868

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Utah—3.3%
		Intermountain Pwr. Agcy., Elec., Pwr. & Lt. RB,
$2,215	[2]	Ser. B, 6.00%, 7/01/07, MBIA	ETM	$2,215,266
1,285		Ser. B, 6.00%, 7/01/07, MBIA	No Opt. Call	1,285,154
10,300	[3]	Utah, Hwy. Impvts. Ad Valorem Ppty. Tax GO, Ser. F, 5.00%, 7/01/07	N/A	10,300,618

				13,801,038

		Washington—10.5%
5,710		City of Seattle, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.00%, 7/01/08, FSA	No Opt. Call	5,723,932
1,250		Clark Cnty. Pub. Util. Dist. No. 1, Elec., Pwr. & Lt. RB, 5.00%, 1/01/09, MBIA	No Opt. Call	1,271,200
		Cnty. of King,
3,060		Ad Valorem Ppty. Tax GO, 3.50%, 12/01/08, FSA	No Opt. Call	3,048,709
12,850		Recreational Fac. Impvts. Ad Valorem Ppty. Tax GO, Ser. D, 5.55%, 12/01/08, MBIA	12/07 @ 102	13,158,014
		Energy Northwest, Elec., Pwr. & Lt. RB,
11,000		Ser. A, 5.80%, 7/01/07, FSA	No Opt. Call	11,001,210
5,550	[2]	Pub. Pwr. No. 3 Proj., Ser. A, Zero Coupon, 7/01/07, MBIA	ETM	5,548,834
2,000		Pub. Pwr. No. 3 Proj., Ser. A, Zero Coupon, 7/01/08, MBIA	No Opt. Call	1,924,200
		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. Initiatives Proj.,
1,010		Ser. A, 5.30%, 12/01/08, MBIA	No Opt. Call	1,030,655
1,000		Ser. A, 5.40%, 12/01/10, MBIA	06/10 @ 101	1,045,310

				43,752,064

		West Virginia—0.4%
1,550		Econ. Dev. Auth., Correctional Fac. Impvts. Lease Approp. RB, Correctional Juvenile & Pub. Proj., Ser. A, 4.25%, 6/01/08, MBIA	No Opt. Call	1,557,347

		Wyoming—0.3%
1,270		Albany Cnty. Impvts. Stat. Trust, Pub. Impvts. Lease Abatement COP, 3.75%, 1/15/09, MBIA	No Opt. Call	1,267,346

		Total Long-Term Investments (cost $397,610,724)		403,352,821

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		SHORT-TERM INVESTMENT—1.5%
		Michigan—1.5%
$6,100	[4]	Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Trinity Hlth. Proj., 3.92%, 7/02/07, FRDD (cost $6,100,000)	$6,100,000

		Total Investments—98.7% (cost $403,710,7245)	$409,452,821
		Other assets in excess of liabilities—1.3%	5,344,785

		Net Assets—100%	$414,797,606

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]	Security is collateralized by Municipal or U.S. Treasury obligations.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2007.

[5]

Cost for federal income tax purposes is $403,245,816. The net unrealized appreciation on a tax basis is $6,207,005, consisting of $6,931,409 gross unrealized appreciation and $724,404 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 92.5% of the Trust’s net assets.

AMBAC	—	31.1%
CAPMAC	—	1.3%
FGIC	—	13.1%
FSA	—	20.0%
MBIA	—	26.5%
PSF	—	0.5%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.
CAPMAC	—	Capital Markets Assurance Co.
COP	—	Certificate of Participation
ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Co.
FRDD	—	Floating Rate Daily Demand
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
PCRB	—	Pollution Control Revenue Bond
PSF	—	Public School Fund Guaranteed
RB	—	Revenue Bond
ST	—	Special Tax

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2007
BlackRock Insured Municipal Term Trust (BMT)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—122.9%
		Alabama—0.9%
$1,000		Birmingham Jefferson Civic Ctr. Auth. ST, Ser. A, 4.375%, 1/01/11, FSA	No Opt. Call	$1,013,780
1,410		Fed. Hwy. Fin. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. A, 4.50%, 3/01/11, MBIA	No Opt. Call	1,435,859

				2,449,639

		Alaska—6.4%
		City of Anchorage, Ad Valorem Ppty. Tax GO,
9,295		Ser. B, 4.125%, 7/01/11, MBIA	No Opt. Call	9,351,235
6,000		Ser. B, 4.625%, 7/01/10, FGIC	No Opt. Call	6,120,540
1,260		Univ. of Alaska, Coll. & Univ. RB, Ser. K, 3.75%, 10/01/10, FGIC	No Opt. Call	1,253,838

				16,725,613

		Arizona—3.2%
1,000		Arizona St. Univ., Univ. & Coll. Impvts. RB, 4.20%, 7/01/11, FGIC	No Opt. Call	1,009,910
1,030		Mesa, Ad Valorem Ppty. Tax GO, Ser. A, 3.75%, 7/01/10, FGIC	No Opt. Call	1,025,365
6,340		Pima Cnty., Hwy. Impvt. Misc. RB, 4.25%, 7/01/11, FGIC	07/08 @ 101	6,378,737

				8,414,012

		Arkansas—0.2%
500		City of Little Rock, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.00%, 4/01/11, FSA	No Opt. Call	499,800

		California—6.9%
145		California, Pub. Impvts. Misc. GO, 6.80%, 11/01/10, FGIC	11/07 @ 100	146,472
6,100	[2]	Contra Costa Transp. Auth., Hwy. Impvt. Sales Tax RB, 6.50%, 3/01/09, FGIC	ETM	6,255,550
		Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB,
5,000		Ser. A, 3.60%, 5/01/10, AMBAC	No Opt. Call	4,974,850
3,500		Ser. A, 3.70%, 5/01/11, MBIA	No Opt. Call	3,479,210
3,065		Los Angeles Cnty. Cap. Asset Leasing Corp., Lease Abatement RB, 4.05%, 12/01/10, AMBAC	No Opt. Call	3,275,719

				18,131,801

		Colorado—1.2%
3,245		Weld Cnty. Sch. Dist. No. 6, Ad Valorem Ppty. Tax GO, Greeley Proj., 3.75%, 12/01/10, FSA	No Opt. Call	3,229,456

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Delaware—0.4%
$1,015		Delaware River & Bay Auth., Pub. Impvts. Port, Arpt. & Marina RB, 3.75%, 1/01/11, MBIA	No Opt. Call	$1,010,057

		District of Columbia—4.0%
10,000		Dist. of Columbia, Ad Valorem Ppty. Tax GO, Ser. B, 5.50%, 6/01/11, FSA	No Opt. Call	10,546,600

		Florida—0.9%
2,320		City of Tampa, Wtr. RB, 5.50%, 10/01/10, FSA	No Opt. Call	2,430,873

		Hawaii—0.4%
1,000		Univ. of Hawaii, Univ. & Coll. Impvts. RB, Ser. A, 3.875%, 7/15/10, FGIC	No Opt. Call	999,270

		Illinois—16.0%
		Chicago Pk. Dist., Ad Valorem Ppty. Tax GO,
3,120	[2]	Ser. A, 3.50%, 1/01/10, FGIC	ETM	3,080,220
3,695	[2]	Ser. A, 4.00%, 1/01/11, FGIC	ETM	3,699,803
		City of Chicago, Ad Valorem Ppty. Tax GO,
4,000		Ser. A, 4.375%, 1/01/11, AMBAC	No Opt. Call	4,053,840
1,790		Ser. A, 5.00%, 1/01/11, MBIA	No Opt. Call	1,850,377
		Du Page & Cook Cntys. Cmnty. Unit Sch. Dist. No. 205, Sch. Impvts. Ad Valorem Ppty. Tax GO,
315	[2]	4.50%, 1/01/11, FGIC	ETM	320,516
685		4.50%, 1/01/11, FGIC	No Opt. Call	696,994
1,750		Du Page & Will Cntys. Cmnty. Sch. Dist. No. 204, Sch. Impvts. Ad Valorem Ppty. Tax GO, Indian Proj., 4.25%, 12/30/10, FGIC	No Opt. Call	1,769,880
		Du Page Cnty. Forest Presvtn. Dist., Pub. Impvts. Ad Valorem Ppty. Tax GO,
5,000		Zero Coupon, 11/01/10	No Opt. Call	4,374,950
11,965		Zero Coupon, 11/01/11	No Opt. Call	10,037,319
		Illinois,
1,500		Poll. Ctrl. GO, Ser. 1, 4.50%, 2/01/11, FGIC	No Opt. Call	1,527,150
4,000		Poll. Ctrl. GO, Ser. 1, 5.25%, 2/01/11, FGIC	No Opt. Call	4,171,840
2,000		Sch. Impvts. GO, Ser. 1, 4.50%, 4/01/11, FSA	No Opt. Call	2,037,240
2,265		Kane & Du Page Cntys. Cmnty. Unit Sch. Dist. No. 303, Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 4.00%, 1/01/11, FSA	No Opt. Call	2,267,944
1,025		Orland Pk., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 3.50%, 12/01/10, FGIC	No Opt. Call	1,010,865

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Illinois—(cont’d)
$1,075		Rockford Sch. Dist. No. 205, Ad Valorem Ppty. Tax GO, 4.30%, 2/01/11, FGIC	No Opt. Call	$1,086,976

				41,985,914

		Indiana—4.1%
		Indianapolis Local Pub. Impvt. Bd. Bank, Wtr. Util. Impvts. Wtr. RB,
2,085		Ser. A, 4.25%, 7/01/10, MBIA	No Opt. Call	2,104,912
2,815		Ser. A, 4.375%, 1/01/11, MBIA	No Opt. Call	2,853,791
2,950		Ser. A, 4.375%, 7/01/11, MBIA	No Opt. Call	2,994,928
2,635		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.50%, 1/01/11, AMBAC	No Opt. Call	2,680,269

				10,633,900

		Kansas—0.8%
		Dev. Fin. Auth., Wtr. Util. Impvts. Wtr. RB,
1,025		4.125%, 4/01/10, AMBAC	No Opt. Call	1,031,458
1,000		4.25%, 4/01/11, AMBAC	No Opt. Call	1,011,370

				2,042,828

		Kentucky—3.6%
10,890		Econ. Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Norton Healthcare, Inc. Proj., Ser. B, Zero Coupon, 10/01/10, MBIA	No Opt. Call	9,532,997

		Louisiana—1.9%
5,000		Pub. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%, 5/15/11, MBIA	No Opt. Call	4,967,900

		Michigan—2.4%
		Detroit, Pub. Impvts. Ad Valorem Ppty. Tax GO,
1,580		4.00%, 4/01/10, MBIA	No Opt. Call	1,580,332
1,955		4.00%, 4/01/11, MBIA	No Opt. Call	1,952,204
35		Mun. Bd. Auth., Misc. RB, Ser. A, 6.50%, 11/01/12, MBIA	07/07 @ 100	35,074
2,810		Wyandotte City Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 5/01/11, FSA	No Opt. Call	2,814,833

				6,382,443

		Minnesota—1.9%
2,800		Hopkins Indpt. Sch. Dist. No. 270, Ad Valorem Ppty. Tax GO, Ser. B, 4.00%, 2/01/11, FSA	No Opt. Call	2,808,932
2,180	[2]	Southern Minnesota Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB, Ser. B, 5.75%, 1/01/11	ETM	2,249,891

				5,058,823

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Nevada—2.2%
		Director of the St. of Nevada Dept. of Bus. & Ind., Trans. Impvts. RB, Las Vegas Monorail Co. Proj.,
$3,795		Zero Coupon, 1/01/11, AMBAC	No Opt. Call	$3,291,707
2,870		Zero Coupon, 1/01/12, AMBAC	No Opt. Call	2,386,176

				5,677,883

		New Jersey—0.4%
1,000		Monmouth Cnty. Impvt. Auth., Misc. RB, Gov’t. Loan Proj., 3.375%, 12/01/10, FSA	No Opt. Call	981,430

		New Mexico—3.0%
		Fin. Auth., Pub. Impvts. Misc. RB,
1,304		Ser. A, 3.40%, 6/01/11, MBIA	No Opt. Call	1,275,834
1,015		Ser. A, 4.20%, 6/01/10, MBIA	No Opt. Call	1,023,587
1,370		Ser. A, 4.30%, 6/01/11, MBIA	No Opt. Call	1,387,728
1,750		Las Cruces Sch. Dist. No. 2, Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.25%, 8/01/11, FSA	08/09 @ 100	1,796,532
2,230	[2]	Transp. Comm., Sales Tax RB, Ser. B, 4.75%, 6/15/11, AMBAC	ETM	2,288,203

				7,771,884

		New York—5.6%
8,950		Long Island Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 5.50%,12/01/10, AMBAC	No Opt. Call	9,404,302
5,000		Thruway Auth., Hwy. Impvt. Income Tax RB, Ser. A, 5.00%, 3/15/11, FSA	No Opt. Call	5,185,600

				14,589,902

		Ohio—0.8%
1,000		Akron, Ad Valorem Ppty. Tax GO, 4.00%, 12/01/10, MBIA	No Opt. Call	1,002,510
1,015		Univ. of Cincinnati, Univ. & Coll. Impvts. RB, Ser. G, 3.50%, 6/01/09, AMBAC	No Opt. Call	1,008,453

				2,010,963

		Oregon—3.6%
1,995		Lane Cnty. Sch. Dist. No. 4-J Eugene, Ad Valorem Ppty. Tax GO, 3.75%, 1/01/11, FSA	No Opt. Call	1,984,626
		Washington & Clackamas Cntys. Sch. Dist. No. 23-J Tigard, Sch. Impvts. Ad Valorem Ppty. Tax GO,
3,820		4.00%, 6/15/10, MBIA	No Opt. Call	3,833,714
3,720		4.00%, 6/15/11, MBIA	No Opt. Call	3,730,751

				9,549,091

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Pennsylvania—6.0%
$2,430		Central York Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 4.125%, 6/01/11, FGIC	No Opt. Call	$2,446,135
2,100		City of Philadelphia, Swr. RB, 5.625%, 6/15/08, AMBAC	No Opt. Call	2,137,002
965	[2]	Dauphin Cnty. Gen. Auth., Hlth., Hosp. & Nursing Home RB, Western Pennsylvania Hosp. Proj., Ser. B, 6.25%, 7/01/07, MBIA	ETM	974,457
7,500		Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Univ. of Pennsylvania Hlth. Sys. Proj., Ser. A, 5.25%, 8/01/10, FSA	08/09 @ 101	7,756,350
1,075		Pub. Sch. Bldg. Auth., Sch. Impvts. Misc. RB, York Sch. Dist. Proj., 4.75%, 5/01/11, FSA	No Opt. Call	1,105,692
1,250		Wilson Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 5/15/10, FSA	No Opt. Call	1,252,650

				15,672,286

		Rhode Island—2.0%
235		Clean Wtr. Fin. Agcy., Poll. Ctrl. Misc. RB, Ser. A, 6.70%, 10/01/10, MBIA	10/07 @ 100	236,652
5,000	[2]	Providence Plantations, Misc. Tax GO, Ser. B, 4.20%, 6/01/10, FGIC	ETM	5,035,400

				5,272,052

		Tennessee—0.8%
		Clarksville, Wtr. RB,
1,005		4.45%, 2/01/10, FSA	No Opt. Call	1,018,879
1,100		4.65%, 2/01/11, FSA	No Opt. Call	1,126,125

				2,145,004

		Texas—16.0%
		Bexar Met. Wtr. Dist., Wtr. RB,
315	[2]	3.70%, 5/01/10, FSA	ETM	312,159
770		3.70%, 5/01/10, FSA	No Opt. Call	765,010
315	[2]	3.80%, 5/01/11, FSA	ETM	312,212
775		3.80%, 5/01/11, FSA	No Opt. Call	769,505
1,090		City of Addison, Ad Valorem Ppty. Tax GO, 3.375%, 2/15/11, FGIC	No Opt. Call	1,063,862
		City of Houston,
5,000		Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 3/01/11, MBIA	No Opt. Call	5,172,900
2,000		Ad Valorem Ppty. Tax GO, Ser. A1, 5.00%, 3/01/11, MBIA	No Opt. Call	2,069,160
10,440		Swr. RB, Ser. C, Zero Coupon, 12/01/10, AMBAC	No Opt. Call	9,092,301
		Cnty. of Harris, Ad Valorem Ppty. Tax GO,
1,500		Ser. A, 5.00%, 10/01/10, FSA	No Opt. Call	1,547,115
330	[2]	Ser. B, Zero Coupon, 8/15/08, FGIC	ETM	316,091

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Texas—(cont’d)
$2,255		Ser. B, Zero Coupon, 8/15/08, FGIC	No Opt. Call	$2,159,726
2,000		Dallas Area Rapid Trans., Sales Tax RB, 4.30%, 2/01/10, AMBAC	No Opt. Call	2,023,420
2,490	[2]	Houston Area Wtr. Corp., Wtr. RB, Northeast Wtr. Purification Proj., 4.50%, 3/01/11, FGIC	ETM	2,532,255
5,550		Katy Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon, 2/15/11, PSF	No Opt. Call	4,785,876
4,000		Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB, 5.50%, 9/01/10, MBIA	No Opt. Call	4,184,120
2,245		Pub. Fin. Auth., Misc. RB, 4.00%, 2/01/11, FGIC	No Opt. Call	2,245,449
1,250		Texas Tech Univ., Univ. & Coll. RB, Ser. 9, 5.00%, 2/15/11, AMBAC	No Opt. Call	1,292,400
1,500		Univ. of Houston, Univ. & Coll. Impvts. RB, Ser. A, 4.00%, 2/15/10, FSA	No Opt. Call	1,502,355

				42,145,916

		Utah—2.4%
3,470		Intermountain Pwr. Agcy., Elec., Pwr. & Lt. RB, Ser. A, 5.25%, 7/01/11, MBIA	07/09 @ 101	3,590,964
3,175		Salt Lake Cnty. Wtr. Conservancy Dist., Wtr. RB, Ser. A, Zero Coupon, 10/01/10, AMBAC	No Opt. Call	2,790,920

				6,381,884

		Washington—13.2%
7,345		Benton Cnty. Sch. Dist. No. 17, Sch. Impvts. Ad Valorem Ppty. Tax GO, Kennewick Proj., 4.50%, 12/01/10, FSA	No Opt. Call	7,480,001
1,000		Chelan Cnty. Sch. Dist. No. 246, Sch. Impvts. Ad Valorem Ppty. Tax GO, Wenatchee Proj., 4.50%, 12/01/10, FSA	No Opt. Call	1,018,380
1,010		City of Tacoma, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.625%, 12/01/10, FGIC	No Opt. Call	1,032,563
3,000		Clark Cnty. Pub. Util. Dist. No. 1, Elec., Pwr. & Lt. RB, 4.50%, 1/01/11, AMBAC	No Opt. Call	3,051,540
2,040		Clark Cnty. Sch. Dist. No. 114, Sch. Impvts. Ad Valorem Ppty. Tax GO, Evergreen Proj., 4.125%, 12/01/10, FSA	No Opt. Call	2,053,219
		Energy Northwest, Elec., Pwr. & Lt. RB,
9,160	[2]	Ser. A, Zero Coupon, 7/01/10, MBIA	ETM	8,139,210
3,745		Ser. A, Zero Coupon, 7/01/10, MBIA	No Opt. Call	3,318,857
1,300		Ser. B, Zero Coupon, 7/01/10, MBIA	No Opt. Call	1,152,411

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Washington—(cont’d)
$5,000	[3]	Washington, Pub. Impvts. GO, Ser. A, 5.50%, 7/01/09, MBIA	N/A	$5,156,800
2,280		Whatcom Cnty. Sch. Dist. No. 503, Ad Valorem Ppty. Tax GO, Blaine Proj., 4.50%, 12/01/10, FSA	No Opt. Call	2,321,906

				34,724,887

		West Virginia—3.6%
		Econ. Dev. Auth., Correctional Fac. Impvts. Lease Approp. RB, Correctional Juvenile & Pub. Proj.,
3,705		Ser. A, 4.50%, 6/01/10, MBIA	No Opt. Call	3,766,762
4,420		Ser. A, 4.50%, 6/01/11, MBIA	No Opt. Call	4,509,019
1,170		Sch. Bldg. Auth., Misc. RB, Cap. Impvt. Proj., 4.00%, 7/01/11, AMBAC	No Opt. Call	1,172,574

				9,448,355

		Wisconsin—5.9%
1,045	[2]	Appleton, Wtr. RB, Wtr. Wks. Proj., 4.375%, 1/01/11, FGIC	ETM	1,059,066
		Wisconsin, Misc. RB, Clean Wtr. Proj.,
4,640		Ser. 2, 4.00%, 6/01/10, MBIA	No Opt. Call	4,652,574
9,850		Ser. 2, 4.00%, 6/01/11, MBIA	No Opt. Call	9,867,435

				15,579,075

		Wyoming—2.2%
		Albany Cnty. Impvts. Stat. Trust, Pub. Impvts. Lease Abatement COP,
1,325		4.00%, 1/15/10, MBIA	No Opt. Call	1,325,557
1,450		4.00%, 7/15/10, MBIA	No Opt. Call	1,450,391
1,480		4.00%, 1/15/11, MBIA	No Opt. Call	1,478,431
1,510		4.00%, 7/15/11, MBIA	No Opt. Call	1,507,735

				5,762,114

		Total Long-Term Investments (cost $316,061,499)		322,754,652

Principal Amount (000)		Description	Value

		SHORT-TERM INVESTMENTS—0.6%
		Kentucky—0.1%
$300	[4]	Louisville & Jefferson Cnty. Met. Swr. Dist., Swr. RB, Ser. B, 3.73%, 7/04/07, FSA, FRWD	$300,000

		Massachusetts—0.4%
1,100	[4]	Route 3 North Trans. Impvt. Assoc., Lease Approp. RB, Ser. B, 3.73%, 7/04/07, AMBAC, FRWD	1,100,000

		Oklahoma—0.1%
200	[4]	Inds. Auth., Hlth., Hosp. & Nursing Home RB, Integris Baptist Med. Ctr. Proj., Ser. B, 3.86%, 7/02/07, MBIA, FRDD	200,000

		Total Short-Term Investments (cost $1,600,000)	1,600,000

		Total Investments—123.5% (cost $317,661,4995)	$324,354,652
		Other assets in excess of liabilities—1.3%	3,312,789
		Preferred shares at redemption value, including dividends payable—(24.8)%	(65,031,163)

		Net Assets Applicable to Common Shareholders—100%	$262,636,278

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]	Security is collateralized by Municipal or U.S. Treasury obligations.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2007.

[5]

Cost for federal income tax purposes is $317,336,182. The net unrealized appreciation on a tax basis is $7,018,470, consisting of $7,644,955 gross unrealized appreciation and $626,485 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 94.8% of the Trust’s managed assets.

AMBAC	—	17.8%
FGIC	—	18.1%
FSA	—	21.0%
MBIA	—	36.4%
PSF	—	1.5%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.
COP	—	Certificate of Participation
ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Co.
FRDD	—	Floating Rate Daily Demand
FRWD	—	Floating Rate Weekly Demand
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
PSF	—	Public School Fund Guaranteed
RB	—	Revenue Bond
ST	—	Special Tax

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2007
BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—154.4%
		Alabama—2.9%
$1,000		Courtland Indl. Dev. Brd., Indl. RB, Intl. Paper Co. Proj., Ser. A, 4.75%, 5/01/17	11/14 @ 100	$993,350
5,845		Huntsville Hlth. Care Auth., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.625%, 6/01/22	06/12 @ 101	6,142,978

				7,136,328

		California—7.2%
1,750	[2]	Agua Caliente Band of Cahuilla Indians, Casino Parimutuel Betting RB, 5.60%, 7/01/13	No Opt. Call	1,811,688
1,120	[3]	City of Lincoln, Pub. Impvts. ST, 5.90%,9/01/13	N/A	1,243,077
5,425		Clovis Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	2,846,660
		Poll. Ctrl. Fing. Auth.,
6,500		Rec. Recovery Impvts. RB, Chemical Wst. Mgmt., Inc. Proj., Ser. C, 5.125%, 11/01/23, AMT	11/15 @ 101	6,564,545
5,000		Rec. Recovery RB, Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23, AMT	No Opt. Call	5,186,800

				17,652,770

		Colorado—4.3%
5,000		Hsg. & Fin. Auth., Rec. Recovery Misc. RB, Wst. Mgmt., Inc. Proj., 5.70%, 7/01/18, AMT	No Opt. Call	5,367,100
5,010		Pk. Creek Met. Dist., Misc. RB, Sr. Ltd. Ppty. Misc. Tax Proj., 5.25%, 12/01/20	12/15 @ 101	5,184,699

				10,551,799

		Connecticut—1.6%
3,750	[2]	Mashantucket Western Pequot Tribe, Recreational RB, Ser. B, 5.75%, 9/01/18	09/07 @ 102	3,829,350

		Florida—7.5%
2,000		CFM Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.875%, 5/01/14	No Opt. Call	2,061,620
90		Live Oak Cmnty. Dev. Dist. No. 1, Pub. Impvts. SA, Ser. B, 5.30%, 5/01/08	No Opt. Call	90,021
4,515		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,017,790
1,280		Pine Island Cmnty. Dev. Dist., Pub. Impvts. Misc. RB, 5.30%, 11/01/10	No Opt. Call	1,281,843

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Florida—(cont’d)
$2,870		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 6.375%, 5/01/13	No Opt. Call	$2,927,056
5,410		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvts. RB, Ser. B, 5.875%, 1/01/15	No Opt. Call	5,580,307
1,400		Westchester Cmnty. Dev. Dist. No. 1, Pub. Impvts. SA, 6.00%, 5/01/23	05/13 @ 101	1,452,234

				18,410,871

		Illinois—24.9%
1,825	[2]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,861,573
		Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina RB,
5,000		Ser. A, 5.00%, 1/01/19, AMBAC	01/16 @ 100	5,225,350
8,000		Ser. A, 5.00%, 1/01/20, AMBAC	01/16 @ 100	8,331,760
5,000		Ser. A, 5.75%, 1/01/18, MBIA, AMT	01/12 @ 100	5,271,050
5,980	[3]	Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Edl. Adv. Fund, Univ. Ctr. Proj., 6.00%, 5/01/12	N/A	6,550,432
		Fin. Auth.,
12,500	[3]	Cash Flow Mgmt. Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./Sunbelt Oblig. Proj., 5.50%, 11/15/09	N/A	13,046,000
2,750		Univ. & Coll. Impvts. RB, MJH Ed. Asst. Living Proj., Ser. A, 5.50%, 6/01/19	06/14 @ 100	2,886,895
5,000		Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Elmhurst Mem. Hosp. Proj., 5.50%, 1/01/22	01/13 @ 100	5,162,700
13,375	[3]	Kane & Du Page Cntys. Cmnty. Unit Sch. Dist. No. 303, Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, Zero Coupon, 1/01/12, FSA	N/A	7,384,149
		Sports Facs. Auth., Recreational Fac. Impvts. Misc. Tax RB,
1,885		Zero Coupon, 6/15/19, AMBAC	06/15 @ 101	1,735,821
1,985		Zero Coupon, 6/15/20, AMBAC	06/15 @ 101	1,827,312
2,090		Zero Coupon, 6/15/21, AMBAC	06/15 @ 101	1,924,138

				61,207,180

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Indiana—10.6%
$13,970	[3]	Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Sisters of St. Francis Hlth. Proj., 5.75%, 11/01/11	N/A	$15,045,970
2,500		Indianapolis Arpt. Auth., Port, Arpt. & Marina RB, FedEx Corp. Proj., 5.10%,1/15/17, AMT	No Opt. Call	2,571,100
4,000		Petersburg, Indl. RB, Indianapolis Pwr. & Lt. Co. Proj., 5.75%, 8/01/21	08/11 @ 102	4,169,600
4,215		Vincennes, Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%,1/01/24	01/09 @ 102	4,231,902

				26,018,572

		Kentucky—1.3%
3,195		Hsg. Corp., St. Sngl. Hsg. Local or Gtd. Hsg. RB, Ser. C, 4.625%, 7/01/22, AMT	07/16 @ 100	3,069,564

		Louisiana—1.2%
2,825		Pub. Facs. Auth., Pub. Impvts. Misc. RB, Dept. of Pub. Safety Proj., 5.875%, 6/15/14, MBIA	06/10 @ 100	2,951,560

		Maryland—2.1%
4,949		Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,051,890

		Massachusetts—0.9%
2,000	[3]	Bay Transp. Auth., Trans. Impvts. Sales Tax RB, Ser. C, 5.00%, 7/01/34	N/A	2,138,020

		Michigan—4.8%
		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB,
3,500		Edward W. Sparrow Hosp. Proj., 4.50%, 11/15/26	11/17 @ 100	3,259,550
5,450	[3]	Henry Ford Hlth. Sys. Proj., Ser. A, 6.00%, 11/15/09	N/A	5,756,944
1,000		Oakwood Healthcare Sys. Proj., 5.00%, 7/15/18	07/17 @ 100	1,022,170
		Pontiac Tax Incr. Fin. Auth. TA RB,
700		Dev. Area 2 Proj., 5.625%, 6/01/22, ACA	06/12 @ 101	735,686
1,000		Dev. Area 3 Proj., 5.375%, 6/01/17, ACA	06/12 @ 101	1,038,480

				11,812,830

		Mississippi—4.3%
9,000		Lowndes Cnty., Indl. RB, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	10,601,820

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Multi-State—10.5%
$14,000	[2]	Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/31/52	10/14 @ 100	$15,687,420
		Munimae TE Bond Subsidiary LLC,
6,000	[2]	Ser. B2, 5.20%, 6/29/49	09/14 @ 100	6,001,080
4,000	[2]	Ser. D, 5.90%, 11/29/49	09/15 @ 101	4,129,680

				25,818,180

		Nevada—3.0%
1,000		City of Henderson, Pub. Impvts. SA, Local Impvt. No. T-18 Proj., 5.15%, 9/01/21	09/07 @ 103	1,004,080
5,000		Director of the St. of Nevada Dept. of Bus. & Ind., Rec. Recovery Impvts. RB, Republic Svcs., Inc. Proj., 5.625%, 12/01/26, AMT	No Opt. Call	5,332,000
1,085		Las Vegas Spl. Dist. No. 809, Pub. Impvts. RB, Summerlin Area Proj., 5.35%, 6/01/17	12/07 @ 103	1,119,894

				7,455,974

		New Hampshire—6.4%
		Bus. Fin. Auth.,
6,000		Indl. RB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA, AMT	06/13 @ 102	5,999,640
7,000		Rec. Recovery RB, Pub. Svc. Co. Proj., Ser. C, 5.45%, 5/01/21, MBIA	05/12 @ 101	7,426,930
2,025		Hlth. & Ed. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Exeter Hosp./Healthcare, Inc. Proj., 6.00%, 10/01/24	10/11 @ 101	2,175,133

				15,601,703

		New Jersey—13.5%
		Econ. Dev. Auth.,
8,500		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.50%, 6/15/24	06/12 @ 100	8,824,275
4,065		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	4,306,298
6,750		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	11/10 @ 101	7,217,303
8,410		SA, Kapkowski Rd. Landfill Proj., 5.50%, 4/01/16	No Opt. Call	8,766,920
1,500		Hlth. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Atlanticare Regl. Med. Ctr. Proj., 5.00%, 7/01/20	07/17 @ 100	1,541,625
2,500		Hsg. & Mtg. Fin. Agcy., St. Sngl. Fam. Hsg. Local or Gtd. Hsg. RB, Ser. T, 4.55%, 10/01/22, AMT	04/17 @ 100	2,398,800

				33,055,221

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New York—8.1%
$7,500		City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 9/01/18	09/15 @ 100	$7,847,550
3,460		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	4,072,593
7,500		Tobacco Settlement Fing. Auth., Hsg. Tobacco Settlement Funded RB, Ser. B1-C, 5.50%, 6/01/20	06/13 @ 100	8,014,350

				19,934,493

		North Carolina—2.9%
3,140		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 28A, 4.65%, 7/01/23, AMT	01/17 @ 100	3,029,974
4,000		Wake Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. RB, Carolina Pwr. & Lt. Co. Proj., 5.375%, 2/01/17	02/12 @ 101	4,182,720

				7,212,694

		Ohio—0.2%
500		Pinnacle Cmnty. Infrastructure Fing. Auth., Hsg. Misc. RB, Ser. A, 6.00%, 12/01/22	12/14 @ 101	521,780

		Oklahoma—1.3%
2,700		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	3,140,991

		Pennsylvania—7.4%
2,000		Montgomery Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	2,088,980
		Philadelphia Auth. for Indl. Dev., Indl. Impvts. RB,
5,000		Ser. B, 5.50%, 10/01/18, FSA	10/11 @ 101	5,312,550
5,000		Ser. B, 5.50%, 10/01/19, FSA	10/11 @ 101	5,312,550
		West Cornwall Twnshp. Mun. Auth., Univ. & Coll. Impvts. RB, Elizabethtown Coll. Proj.,
2,500	[3]	5.90%, 12/15/11	N/A	2,688,050
2,650	[3]	6.00%, 12/15/11	N/A	2,860,039

				18,262,169

		Puerto Rico—1.2%
2,665		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.25%, 7/01/17	07/16 @ 100	2,817,704

		South Carolina—2.2%
5,000		Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj., Ser. A, 6.125%, 8/01/23	08/13 @ 100	5,411,700

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Tennessee—2.7%
$12,000		Knox Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Covenant Hlth. Proj., Ser. A, Zero Coupon, 1/01/19, FSA	01/13 @ 71.667	$6,662,760

		Texas—11.3%
2,000		Alliance Arpt. Auth., Indl. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	1,973,600
		Birdville Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO,
1,615		Zero Coupon, 2/15/18, PSF	No Opt. Call	1,003,173
1,815		Zero Coupon, 2/15/19, PSF	No Opt. Call	1,073,228
2,625		Zero Coupon, 2/15/20, PSF	No Opt. Call	1,476,326
2,500		Zero Coupon, 2/15/21, PSF	No Opt. Call	1,338,025
10,010		Brazos River Auth., Rec. Recovery RB, TXU Energy Co. LLC Proj., Ser. C, 5.75%, 5/01/36, AMT	No Opt. Call	10,180,571
		Dallas-Ft. Worth Intl. Arpt. Facs. Impvt. Corp., Port, Arpt. & Marina RB,
5,000		Ser. A, 5.875%, 11/01/17, FGIC, AMT	11/11 @ 100	5,290,100
5,000		Ser. A, 5.875%, 11/01/18, FGIC, AMT	11/11 @ 100	5,290,100

				27,625,123

		Trust Territories—1.6%
4,000	[2]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	3,930,560

		Virginia—1.1%
2,750		Hsg. Dev. Auth., Local or Gtd. Hsg. RB, Ser. E-2, 4.375%, 10/01/19, AMT	07/15 @ 100	2,656,087

		Wisconsin—7.4%
1,990		Franklin, Rec. Recovery RB, Wst. Mgmt., Inc. Proj., 4.95%, 4/01/16, AMT	No Opt. Call	2,007,731
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
4,560	[3]	Froedert & Cmnty. Proj., 5.375%, 10/01/11	N/A	4,830,316
440		Froedert & Cmnty. Proj., 5.375%, 10/01/21	10/11 @ 101	463,065
10,000	[3]	Wheaton Franciscan Svcs. Proj., 6.25%, 2/15/12	N/A	10,975,300

				18,276,412

		Total Long-Term Investments (cost $360,871,942)		378,816,105

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)
(Percentages shown are based on Net Assets)

Shares (000)		Description	Value

		MONEY MARKET FUND—0.3%
800	[4,5]	Merrill Lynch Institutional Tax Exempt Fund, 3.59%, (cost $800,000)	$800,000

		Total Investments—154.7% (cost $361,671,9426)	$379,616,105
		Other assets in excess of liabilities—1.4%	3,461,259
		Preferred shares at redemption value, including dividends payable—(56.1)%	(137,636,641)

		Net Assets Applicable to Common Shareholders—100%	$245,440,723

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2007, the Trust held 15.2% of its net assets, with a current market value of $37,251,351, in securities restricted as to resale.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Represents an investment in an affiliate.
[5]	Represents current yield as of June 30, 2007.
[6]

Cost for federal income tax purposes is $361,559,072. The net unrealized appreciation on a tax basis is $18,057,033, consisting of $18,931,948 gross unrealized appreciation and $874,915 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
PSF	—	Public School Fund Guaranteed
RB	—	Revenue Bond
SA	—	Special Assessment
ST	—	Special Tax
TA	—	Tax Allocation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2007
BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—155.7%
		Alabama—0.4%
$1,165		Courtland Indl. Dev. Brd., Indl. RB, Intl. Paper Co. Proj., Ser. A, 4.75%, 5/01/17	11/14 @ 100	$1,157,253

		California—23.1%
12,000		California, Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, 5.00%, 11/01/22	11/13 @ 100	12,420,720
		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB, Cap. Apprec. Proj.,
12,500		Zero Coupon, 1/15/21	01/10 @ 53.346	5,842,875
10,000		Zero Coupon, 1/15/22	01/10 @ 50.177	4,390,500
		Golden St. Tobacco Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB,
3,000	[2]	Ser. A-1, 6.625%, 6/01/13	N/A	3,414,870
12,010	[2]	Ser. A-1, 6.75%, 6/01/13	N/A	13,749,408
975	[2]	Ser. A-3, 7.875%, 6/01/13	N/A	1,168,450
1,470	[2]	Ser. A-5, 7.875%, 6/01/13	N/A	1,761,663
20,000	[2]	Ser. B, 5.375%, 6/01/10	N/A	20,801,000
6,865		Riverside Cnty. Asset Leasing Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Riverside Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA	No Opt. Call	2,893,117
5,000		Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, John Muir Hlth. Proj., Ser. A, 5.00%, 8/15/22	08/16 @ 100	5,095,150

				71,537,753

		Colorado—1.7%
4,500		E-470 Pub. Hwy. Auth., Cap. Apprec. Hwy. Impvt. Tolls RB, Ser. B, Zero Coupon, 9/01/22, MBIA	No Opt. Call	2,220,525
3,000		Pk. Creek Met. Dist., Misc. RB, 5.25%, 12/01/25	12/15 @ 101	3,097,140

				5,317,665

		District of Columbia—5.3%
		Dist. of Columbia, Misc. RB, Friendship Pub. Charter Sch., Inc. Proj.,
3,320		5.00%, 6/01/23, ACA	06/14 @ 100	3,350,810
2,680		5.75%, 6/01/18, ACA	06/14 @ 100	2,865,751
5,000		Met. Washington Arpts. Auth., Port, Arpt. & Marina RB, Ser. C-2, 5.00%, 10/01/24, FSA, AMT	10/14 @ 100	5,112,550

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		District of Columbia—(cont’d)
$4,215		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.50%, 5/15/33	No Opt. Call	$4,987,272

				16,316,383

		Florida—13.3%
4,510		Bellago Edl. Facs. Benefit Dist., Sch. Impvts. SA, Ser. A, 5.85%, 5/01/22	05/14 @ 100	4,658,199
3,000		CFM Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.875%, 5/01/14	No Opt. Call	3,092,430
4,185		Grand Hampton Cmnty. Dev. Dist., Pub. Impvts. Misc. RB, 6.10%, 5/01/24	05/13 @ 101	4,435,765
3,905		Habitat Cmnty. Dev. Dist., Pub. Impvts. SA, 5.80%, 5/01/25	05/14 @ 101	4,010,982
5,475		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	6,084,696
4,345		Middle Vlg. Cmnty. Dev. Dist., Econ. Impvts. SA, Ser. A, 5.80%, 5/01/22	05/13 @ 100	4,518,800
795		Pine Island Cmnty. Dev. Dist., Pub. Impvts. Misc. RB, 5.30%, 11/01/10	No Opt. Call	796,145
4,455		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 6.375%, 5/01/13	No Opt. Call	4,543,565
3,095		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.00%, 5/01/22	05/13 @ 101	3,274,015
5,605		Westchester Cmnty. Dev. Dist. No. 1, Pub. Impvts. SA, 6.00%, 5/01/23	05/13 @ 101	5,814,122

				41,228,719

		Georgia—1.7%
2,500	[2]	Milledgeville & Baldwin Cnty. Dev. Auth., Univ. & Coll. Impvts. RB, Georgia Coll. & St. Univ. Fndtn. Proj., 5.50%, 9/01/14	N/A	2,727,600
2,350		Richmond Cnty. Dev. Auth., Mult. Util. Impvts. Misc. RB, Intl. Paper Co. Proj., 5.75%, 11/01/27, AMT	11/13 @ 100	2,451,050

				5,178,650

		Illinois—12.9%
2,155	[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,198,186

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	Illinois—(cont’d)
	Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina Impvts. RB,
$5,000	Ser. A, 5.00%, 1/01/21, AMBAC	01/16 @ 100	$5,196,550
7,000	Ser. A, 5.00%, 1/01/22, AMBAC	01/16 @ 100	7,265,090
4,800	Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Northwestern Univ. Proj., 5.00%, 12/01/21	12/13 @ 100	4,967,568
	Fin. Auth., Univ. & Coll. Impvts. RB,
5,000	DePaul Univ. Proj., Ser. C, 5.25%, 10/01/24	10/14 @ 100	5,195,050
2,725	MJH Ed. Asst. Living Proj., Ser. A, 5.00%, 6/01/24	06/14 @ 100	2,755,084
3,250	MJH Ed. Asst. Living Proj., Ser. A, 5.50%, 6/01/19	06/14 @ 100	3,411,785
1,075	MJH Ed. Asst. Living Proj., Ser. B, 5.00%, 6/01/24	06/14 @ 100	1,077,451
1,000	Lake Cook-Dane & McHenry Cntys. Cmnty. Unit Sch. Dist. 220, Ad Valorem Ppty. Tax GO, 5.25%, 12/01/20, FSA	No Opt. Call	1,088,610
13,455	Met. Pier & Expo. Auth., Misc. Taxes RB, McCormick Place Expansion Proj., Ser. A, Zero Coupon, 6/15/22, MBIA	No Opt. Call	6,734,497

			39,889,871

	Indiana—4.9%
10,000	Indianapolis Arpt. Auth., Port, Arpt. & Marina RB, FedEx Corp. Proj., 5.10%, 1/15/17, AMT	No Opt. Call	10,284,400
4,975	Vincennes, Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	4,994,950

			15,279,350

	Kansas—1.1%
6,440	Wyandotte Cnty.-Kansas City Unified Gov’t., Recreational Fac. Impvts. Sales Tax RB, Intl. Speedway Proj., Zero Coupon, 12/01/20, MBIA	No Opt. Call	3,415,132

	Kentucky—0.6%
2,000	Hsg. Corp., St. Sngl. Hsg. Local or Gtd. Hsg. RB, Ser. C, 4.625%, 7/01/22, AMT	07/16 @ 100	1,921,480

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Louisiana—0.7%
$2,000		Desoto Parish, Mult. Util. Impvts. Misc. RB, Intl. Paper Co. Proj., Ser. A, 5.85%, 11/01/27, AMT	11/13 @ 100	$2,097,200

		Maryland—5.5%
		Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj.,
3,000		6.625%, 7/01/25	08/07 @ 102	3,064,380
4,950		Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,052,910
8,500		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Medstar Hlth., Inc. Proj., 5.375%, 8/15/24	08/14 @ 100	8,778,630

				16,895,920

		Massachusetts—1.5%
4,500		Dev. Fin. Agcy., Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., 5.45%, 6/01/14, AMT	No Opt. Call	4,689,720

		Michigan—0.5%
1,500		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Edward W. Sparrow Hosp. Proj., 4.50%, 11/15/26	11/17 @ 100	1,396,950

		Minnesota—0.4%
1,250		Higher Ed. Facs. Auth., Univ. & Coll. Impvts. RB, Univ. of St. Thomas Proj., Ser. 5, 5.00%, 10/01/24	10/14 @ 100	1,280,463

		Mississippi—1.0%
3,000		Warren Cnty., Mult. Util. Impvts. Misc. RB, Intl. Paper Co. Proj., Ser. A, 5.85%, 11/01/27, AMT	11/13 @ 100	3,145,800

		Missouri—3.5%
5,000		Dev. Fin. Brd., Econ. Impvts. RB, Branson Landing Proj., Ser. A, 5.50%, 12/01/24	06/14 @ 100	5,206,850
5,500		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, BJC Hlth. Sys. Proj., Ser. A, 5.00%, 5/15/20	05/15 @ 100	5,647,400

				10,854,250

		Multi-State—7.4%
		Charter Mac Equity Issuer Trust,
1,000	[3]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,056,690
2,500	[3]	Ser. A, 6.00%, 4/30/19	No Opt. Call	2,706,625
4,000	[3]	Ser. B, 6.00%, 4/30/15	No Opt. Call	4,196,880
2,500	[3]	Ser. B, 6.30%, 4/30/19	No Opt. Call	2,694,175

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Multi-State—(cont’d)
		Munimae TE Bond Subsidiary LLC,
$5,000	[3]	Ser. C1, 5.40%, 6/29/49	09/14 @ 100	$5,030,850
5,000	[3]	Ser. C2, 5.80%, 6/29/49	09/19 @ 100	5,126,300
2,000	[3]	Ser. D, 5.90%, 11/29/49	09/15 @ 101	2,064,840

				22,876,360

		Nevada—2.2%
1,765		City of Henderson, Pub. Impvts. SA, Local Impvt. No. T-18 Proj., 5.15%, 9/01/21	09/07 @ 103	1,772,201
5,000		Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/20	05/16 @ 100	5,133,150

				6,905,351

		New Hampshire—4.9%
10,000		Bus. Fin. Auth., Indl. RB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA, AMT	06/13 @ 102	9,999,400
5,000		Hlth. & Ed. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Elliot Hosp. Proj., Ser. B, 5.60%, 10/01/22	10/13 @ 100	5,212,450

				15,211,850

		New Jersey—12.5%
		Econ. Dev. Auth.,
7,500		Econ. Impvts. Elec., Pwr. & Lt. RB, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31, AMT	No Opt. Call	8,797,575
11,500		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.50%, 6/15/24	06/12 @ 100	11,938,725
1,000		Hlth., Hosp. & Nursing Home RB, Winchester Gardens Proj., Ser. A, 4.80%, 11/01/13	No Opt. Call	1,010,830
5,000		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	5,296,800
1,500		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 9.00%, 6/01/33, AMT	06/13 @ 101	1,810,245
		Hlth. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB,
2,110		Atlanticare Regl. Med. Ctr. Proj., 5.00%, 7/01/20	07/17 @ 100	2,168,552
4,000		Cap. Hlth. Sys., Inc. Proj., Ser. A, 5.75%, 7/01/23	07/13 @ 100	4,202,600
2,500		Hsg. & Mtg. Fin. Agcy., St. Sngl. Fam. Hsg. Local or Gtd. Hsg. RB, Ser. T, 4.55%, 10/01/22, AMT	04/17 @ 100	2,398,800

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New Jersey—(cont’d)
$1,000		Middlesex Cnty. Impvt. Auth., Univ. & Coll. Impvts. RB, Student Hsg. Urban Renewal Proj., Ser. A, 5.00%, 8/15/23	08/14 @ 100	$1,025,240

				38,649,367

		New York—8.5%
8,500		Energy Research & Dev. Auth., Natural Gas RB, Brooklyn Union Gas Co. Proj., Ser. A, 4.70%, 2/01/24, FGIC, AMT	02/16 @ 100	8,371,650
		New York City Indl. Dev.Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj.,
5,635		7.625%, 8/01/25, AMT	08/16 @ 101	6,632,677
5,000		7.75%, 8/01/31, AMT	08/16 @ 101	5,930,000
5,000		Tobacco Settlement Fing. Auth., Hsg. Tobacco Settlement Funded RB, Ser. B1-C, 5.50%, 6/01/20	06/13 @ 100	5,342,900

				26,277,227

		Ohio—4.9%
		Cnty. of Cuyahoga, Hlth., Hosp. & Nursing Home RB, Cleveland Clinic Fndtn. Proj.,
3,000		6.00%, 1/01/19	07/13 @ 100	3,264,090
10,000		6.00%, 1/01/20	07/13 @ 100	10,880,300
1,100		Pinnacle Cmnty. Infrastructure Fing. Auth., Hsg. Misc. RB, Ser. A, 6.00%, 12/01/22	12/14 @ 101	1,147,916

				15,292,306

		Oklahoma—1.3%
3,350		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	3,897,156

		Pennsylvania—6.2%
6,680		Higher Edl. Facs. Auth., Univ. & Coll. Impvts. RB, La Salle Univ. Proj., 5.50%, 5/01/26	05/13 @ 100	6,932,370
10,000	[2]	Lancaster Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Lancaster Gen. Hosp. Proj., 5.75%, 9/15/13	N/A	10,949,900
1,275		Montgomery Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	1,331,725

				19,213,995

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Puerto Rico—4.9%
$3,300		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.25%, 7/01/17	07/16 @ 100	$3,489,090
10,900	[2]	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. NN, 5.125%, 7/01/13	N/A	11,584,738

				15,073,828

		Rhode Island—1.5%
4,500	[2]	Hlth. & Edl. Bldg. Corp., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.875%, 9/15/08	N/A	4,602,600

		Tennessee—3.4%
10,000		Energy Acquisition Corp., Natural Gas Util. Impvts. RB, Ser. A, 5.25%, 9/01/20	No Opt. Call	10,646,300

		Texas—6.0%
1,100		Brazos River Auth., Elec., Pwr. & Lt. RB, TXU Energy Co. LLC Proj., Ser. A, 6.75%, 4/01/38, AMT	No Opt. Call	1,180,652
3,500		Port Corpus Christi Indl. Dev. Corp., Indl. RB, Valero Energy Corp. Proj., Ser. C, 5.40%, 4/01/18	04/08 @ 102	3,603,915
		Tpke. Auth., Hwy. Impvts. Tolls RB, Central Texas Tpke. Sys. Proj.,
7,990		Ser. A, Zero Coupon, 8/15/21, AMBAC	No Opt. Call	4,179,329
8,450		Ser. A, Zero Coupon, 8/15/24, AMBAC	No Opt. Call	3,787,797
		Weatherford Indpt. Sch. Dist., Cap. Apprec. Ad Valorem Ppty. Tax GO,
8,080	[2]	Zero Coupon, 2/15/11, PSF	N/A	3,410,528
2,905		Zero Coupon, 2/15/23, PSF	02/11 @ 50.236	1,234,334
2,905		Zero Coupon, 2/15/24, PSF	02/11 @ 47.435	1,165,515

				18,562,070

		Trust Territories—1.3%
4,000	[3]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	3,930,560

		U.S. Virgin Islands—0.3%
1,000		Pub. Fin. Auth., Swr. Impvts. Swr. RB, Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/17	10/14 @ 100	1,048,000

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	Virginia—7.6%
$5,000	Celebrate North Cmnty. Dev. Auth., Wtr. Util. Impvts. SA, Ser. B, 6.60%, 3/01/25	03/14 @ 102	$5,321,650
10,000	Charles City Cnty. Econ. Dev. Auth., Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., 5.125%, 8/01/27, AMT	07/07 @ 100	10,001,800
7,500	Mecklenburg Cnty. Indl. Dev. Auth., Elec., Pwr. & Lt. RB, Dominion Recs., Inc. Proj., 6.50%, 10/15/17, AMT	10/12 @ 100	8,278,875

			23,602,325

	Washington—2.7%
	Washington,
4,630	Pub. Impvts. Sales Tax GO, Ser. F, Zero Coupon, 12/01/21, MBIA	No Opt. Call	2,392,691
10,000	Recreational Fac. Impvts. GO, Ser. S-5, Zero Coupon, 1/01/19, FGIC	No Opt. Call	5,959,300

			8,351,991

	Wisconsin—2.0%
	Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Wheaton Franciscan Svcs. Proj.,
2,880	5.50%, 8/15/17	08/13 @ 100	2,993,501
3,190	5.50%, 8/15/18	08/13 @ 100	3,308,859

			6,302,360

	Total Long-Term Investments (cost $459,009,325)		482,046,205

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		SHORT-TERM INVESTMENTS—0.3%
		Maryland—0.1%
200	[4]	Cnty. of Montgomery, Ad Valorem Ppty. Tax GO, 3.90%, 7/02/07, FRDD	$200,000

		North Carolina—0.2%
690	[4]	Med. Care Comm., Hlth., Hosp. & Nursing Home Impvts. RB, Adult Cmntys. Total Svcs. Proj., 3.92%, 7/02/07, RAA, FRDD	690,000

		Total Short-Term Investments (cost $890,000)	890,000

		Total Investments—156.0% (cost $459,899,3255)	$482,936,205
		Other assets in excess of liabilities—1.4%	4,232,226
		Preferred shares at redemption value, including dividends payable—(57.4)%	(177,684,017)

		Net Assets Applicable to Common Shareholders—100%	$309,484,414

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2007, the Trust held 9.4% of its net assets, with a current market value of $29,005,106, in securities restricted as to resale.

[4]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2007.

[5]

Cost for federal income tax purposes is $459,873,716. The net unrealized appreciation on a tax basis is $23,062,489, consisting of $23,697,814 gross unrealized appreciation and $635,325 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
FGIC	—	Financial Guaranty Insurance Co.
FRDD	—	Floating Rate Daily Demand
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
PSF	—	Public School Fund Guaranteed
RAA	—	Radian Asset Assurance
RB	—	Revenue Bond
SA	—	Special Assessment
ST	—	Special Tax
TA	—	Tax Allocation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2007
BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	LONG-TERM INVESTMENTS—154.6%
	Alabama—10.8%
	Birmingham Spl. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
$755	Ser. C-2, 5.00%, 11/15/36	11/16 @ 100	$762,278
540	Ser. C-2, 5.00%, 11/15/39	11/16 @ 100	544,234
3,000	Courtland Indl. Dev. Brd., Rec. Recovery RB, Champion Intl. Corp. Proj., Ser. A, 6.70%, 11/01/29, AMT	11/09 @ 101	3,149,940
7,000	Pub. Sch. & Coll. Auth., Sch. Impvts. Misc. Tax RB, Ser. C, 5.75%, 7/01/18	07/09 @ 101.5	7,330,820

			11,787,272

	Arizona—0.8%
	San Luis Fac. Dev. Corp., Correctional Fac. Impvts. Misc. RB, Regl. Detention Ctr. Proj.,
210	6.25%, 5/01/15	05/10 @ 107	210,584
210	7.00%, 5/01/20	05/10 @ 107	210,401
420	7.25%, 5/01/27	05/10 @ 107	423,108

			844,093

	California—14.0%
	California,
1,950	Misc. Taxes GO, 5.00%, 6/01/32	06/17 @ 100	1,996,819
5,000	Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 3/01/33, CIFG	03/15 @ 100	5,137,500
	Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
585	Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	59,623
3,095	Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	158,681
3,955	Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	134,866
950	Golden St. Tobacco Sec. Corp., Misc. RB, Ser. A-1, 5.125%, 6/01/47	06/17 @ 100	927,096
1,835	Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	1,817,292
5,000	West Valley-Mission Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 8/01/30, FSA	08/16 @ 100	5,040,200

			15,272,077

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Colorado—3.2%
$445		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	$455,680
10,000		Northwest Pkwy. Pub. Hwy. Auth., Hwy. Impvt. Tolls RB, Ser. B, Zero Coupon, 6/15/30, FSA	06/11 @ 31.387	2,615,300
440		Pk. Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	12/15 @ 101	458,770

				3,529,750

		Connecticut—7.0%
		Mashantucket Western Pequot Tribe,
1,500	[2]	Casino RB, Ser. A, 5.50%, 9/01/28	09/09 @ 101	1,530,165
6,000	[2]	Recreational RB, Ser. B, 5.75%, 9/01/27	09/07 @ 102	6,103,440

				7,633,605

		Florida—14.7%
1,720		Arborwood Cmnty. Dev. Dist., Pub. Impvts. SA, Master Infrastructure Proj., Ser. B, 5.10%, 5/01/14	No Opt. Call	1,697,451
5,265		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	5,228,619
1,050		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.00%, 6/01/38	06/16 @ 100	1,028,905
3,300		Hillsborough Cnty. Indl. Dev. Auth. RB, Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30, AMT	10/10 @ 101	3,550,569
715		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baptist Med. Ctr. Proj., Ser. A, 5.00%, 8/15/37	08/17 @ 100	715,522
2,045		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,272,731
1,625		Sumter Landing Cmnty. Dev. Dist., Retirement Facs. Misc. RB, Ser. B, 5.70%, 10/01/38	10/15 @ 100	1,644,029

				16,137,826

		Illinois—10.1%
850	[2]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	867,034

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	Illinois—(cont’d)
$1,415	Chicago Hsg. Auth., Local or Gtd. Hsg. RB, 5.00%, 7/01/24, FSA	07/16 @ 100	$1,463,733
5,000	Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Northwestern Univ. Proj., 5.00%, 12/01/33	12/13 @ 100	5,123,900
	Fin. Auth.,
295	Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	301,859
375	Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	377,917
300	Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	304,050
1,740	Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	1,650,372
1,000	Vlg. of Bolingbrook, Ad Valorem Ppty. Tax GO, Ser. A, 4.75%, 1/01/38, MBIA	01/15 @ 100	995,210

			11,084,075

	Indiana—1.2%
1,325	Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Pwr. Sply. Sys. Proj., Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	1,273,617

	Kentucky—6.9%
17,780	Econ. Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Norton Healthcare, Inc. Proj., Ser. B, Zero Coupon, 10/01/24, MBIA	No Opt. Call	7,570,191

	Louisiana—3.6%
2,500	Louisiana, Hwy. Impvts. Sales Tax RB, Ser. A, 5.00%, 5/01/35, FGIC	05/15 @ 100	2,571,675
1,315	St. Tammany Parish Fin. Auth., Local Sngl. Fam. Hsg. RB, Ser. A, 5.25%, 12/01/39	12/16 @ 103	1,358,711

			3,930,386

	Maryland—2.2%
2,500	Cmnty. Dev. Admin., St. Sngl. Fam. Hsg. RB, Ser. A, 4.70%, 9/01/37, AMT	09/16 @ 100	2,359,150

	Massachusetts—1.9%
1,980	Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	2,030,807

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Michigan—2.6%
		Hosp. Fin. Auth.,
$2,000	[3]	Hlth., Hosp. & Nursing Home Impvts. RB, Mercy Hlth. Svcs. Proj., 5.75%, 8/15/09, MBIA	N/A	$2,093,160
730		Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	11/16 @ 100	743,103

				2,836,263

		Missouri—6.2%
2,000	[3]	Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, St. Anthony’s Med. Ctr. Proj., 6.125%,12/01/10	N/A	2,151,400
2,250		Hsg. Dev. Comm., Local or Gtd. Hsg. RB, Ser. B1, 5.05%, 3/01/38, AMT	09/16 @ 103	2,274,840
2,385		Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	01/16 @ 100	2,311,327

				6,737,567

		Multi-State—5.8%
2,000	[2]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	11/10 @ 100	2,164,040
4,000	[2]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,167,160

				6,331,200

		Nebraska—1.1%
1,205		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts.RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	1,186,443

		Nevada—0.8%
905		Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	05/16 @ 100	921,842

		New Jersey—0.6%
645		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	677,450

		New York—8.6%
315	[4]	Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	286,322

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	New York—(cont’d)
$1,960	City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. I-1, 5.00%, 4/01/25	04/16 @ 100	$2,020,015
1,775	Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	No Opt. Call	1,923,763
4,395	New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	5,212,470

			9,442,570

	North Carolina—1.7%
1,825	Med. Care Comm., Hlth., Hosp. & Nursing Home RB, Novant Hlth., Inc. Proj., 5.00%, 11/01/39	11/16 @ 100	1,847,977

	Ohio—5.7%
6,265	Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	6,274,084

	Oklahoma—2.1%
905	Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, St. John Hlth. Sys., Inc. Proj., 5.00%, 2/15/42	02/17 @ 100	909,073
1,225	Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	1,425,079

			2,334,152

	Pennsylvania—7.4%
	Econ. Dev. Fing. Auth.,
2,745	Elec., Pwr. & Lt. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%, 12/01/36, AMT	06/11 @ 103	3,017,112
1,000	Rec. Recovery Impvts. RB, Colver Proj., Ser. G, 5.125%, 12/01/15, AMT	No Opt. Call	1,006,420
700	Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.125%, 11/01/21, AMT	05/11 @ 101	738,955
1,000	Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.25%, 11/01/31, AMT	05/11 @ 101	1,054,950
1,000	Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.50%, 11/01/16, AMT	05/11 @ 101	1,068,300

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Pennsylvania—(cont’d)
$420		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 97A, 4.60%, 10/01/27, AMT	10/16 @ 100	$397,908
720		Washington Cnty. Auth., Misc. RB, Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	773,057

				8,056,702

		Puerto Rico—2.5%
1,225		Elec. Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. UU, 5.00%, 7/01/22, FSA	07/17 @ 100	1,293,110
1,355		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/34	No Opt. Call	1,488,169

				2,781,279

		South Carolina—3.5%
910		Hlth. & Edl. Fac. Auth., Hlth., Hosp. & Nursing Home RB, Sanford Hlth. Proj., 5.00%, 11/01/40	05/17 @ 100	916,762
2,500	[3]	Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Proj., Ser. C, 7.00%, 8/01/13	N/A	2,883,407

				3,800,169

		Tennessee—3.5%
2,000		Memphis-Shelby Cnty. Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Ser. D, 6.00%, 3/01/24, AMBAC, AMT	03/10 @ 101	2,100,600
1,750		Shelby Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home Impvts. RB, St. Jude Children’s Research Hosp. Proj., 5.00%, 7/01/31	07/16 @ 100	1,779,190

				3,879,790

		Texas—14.2%
575		Alliance Arpt. Auth., Indl. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	567,410
4,750		Harris Cnty.-Houston Sports Auth., Hotel Occupancy Tax RB, Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	903,355
4,060		La Joya Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 2/15/34, PSF	02/14 @ 100	4,142,337
1,500		Lower Colorado River Auth., Misc. RB, Ser. A, 5.50%, 5/15/21, AMBAC	05/09 @ 101	1,554,990
295		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	292,153

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	Texas—(cont’d)
$1,000	Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	$999,940
1,095	San Antonio Energy Acquisition Pub. Fac. Corp., Natural Gas Util. Impvts. RB, 5.50%, 8/01/24	No Opt. Call	1,194,371
500	Texas, Wtr. Util. Impvts. GO, Wtr. Fin. Asst. Proj., 5.75%, 8/01/22	08/10 @ 100	523,540
	Tpke. Auth.,
1,450	Hwy. Impvts. Tolls Impvts. RB, Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	1,472,577
15,000	Hwy. Impvts. Tolls RB, Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,866,250

			15,516,923

	Utah—2.5%
2,675	Intermountain Pwr. Agcy., Elec., Pwr. & Lt. RB, 5.75%, 7/01/19, MBIA	07/07 @ 102	2,732,539

	Virginia—2.0%
1,000	Henrico Cnty. Econ. Dev. Auth., Econ. Dev. RB, Westminster-Canterbury Mgmt. Proj., 5.00%, 10/01/27	10/11 @ 103	996,140
1,270	Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, Ser. B1, 5.00%, 6/01/47	06/17 @ 100	1,213,041

			2,209,181

	Washington—1.9%
620	Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	637,292
1,520	Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	1,464,033

			2,101,325

	Wisconsin—5.5%
	Hlth. & Edl. Facs. Auth.,
4,665	Hlth., Hosp. & Nursing Home Impvts. RB, Ascension Hlth. Proj., 5.00%, 11/15/31	11/16 @ 100	4,716,968
1,375	Hlth., Hosp. & Nursing Home RB, Franciscan Sisters Healthcare Proj., 5.00%, 9/01/26	09/17 @ 100	1,358,211

			6,075,179

	Total Long-Term Investments (cost $163,215,541)		169,195,484

Shares (000)		Description	Value

		MONEY MARKET FUND—1.3%
1,400	[5,6]	Merrill Lynch Institutional Tax Exempt Fund, 3.59% (cost $1,400,000)	$1,400,000

		Total Investments—155.9% (cost $164,615,5417)	$170,595,484
		Other assets in excess of liabilities—0.8%	865,626
		Preferred shares at redemption value, including dividends payable—(56.7)%	(62,019,619)

		Net Assets Applicable to Common Shareholders—100%	$109,441,491

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2007, the Trust held 13.6% of its net assets, with a current market value of $14,831,839, in securities restricted as to resale.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Illiquid security. As of June 30, 2007, the Trust held 0.3% of its net assets, with a current market value of $286,322, in these securities.
[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of June 30, 2007.
[7]

Cost for federal income tax purposes is $164,590,966. The net unrealized appreciation on a tax basis is $6,004,518, consisting of $7,163,692 gross unrealized appreciation and $1,159,174 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
CIFG	—	CDC IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
PSF	—	Public School Fund Guaranteed
RB	—	Revenue Bond
SA	—	Special Assessment
TA	—	Tax Allocation
XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2007
BlackRock California Insured Municipal 2008 Term Trust (BFC)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—87.1%
		California—77.2%
$1,060		Anaheim Union High Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 3.50%, 8/01/08, FSA	No Opt. Call	$1,058,739
		California,
3,000		Pub. Impvts. GO, 5.50%, 2/01/10, MBIA	No Opt. Call	3,127,380
15,000		Pub. Impvts. Misc. GO, 6.30%, 9/01/08, MBIA	No Opt. Call	15,447,600
2,000		Recreational Fac. Impvts. Ad Valorem Ppty. Tax GO, 6.25%, 9/01/08, FGIC	No Opt. Call	2,058,560
3,000		Sch. Impvts. Misc. GO, 5.50%, 4/01/09, MBIA	No Opt. Call	3,092,850
2,600		Castaic Lake Wtr. Agcy., Non-Terminable Lease COP, Wtr. Sys. Impvt. Proj., Ser. A, 7.25%, 8/01/10, MBIA	No Opt. Call	2,847,702
1,000		City of Chula Vista, Pub. Impvts. Lease Abatement COP, Police Fac. Proj., 4.00%, 8/01/08, MBIA	No Opt. Call	1,003,150
5,500	[2]	Clovis Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, Zero Coupon, 8/01/08, FGIC	ETM	5,279,505
2,635		Cnty. of Alameda, Lease Approp. COP, Ser. A, 3.80%, 12/01/08, MBIA	No Opt. Call	2,638,294
11,000		Cnty. of San Diego, Lease Abatement COP, 5.625%, 9/01/12, AMBAC	No Opt. Call	11,414,810
7,500		Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	7,468,350
1,855		El Paso de Robles, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,711,219
4,025		Elsinore Valley Mun. Wtr. Dist., Non-Terminable Lease COP, Ser. A, 6.00%, 7/01/09, FGIC	No Opt. Call	4,148,487
2,000		Hlth. Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Sutter Hlth. Care Sys. Proj., 5.70%, 8/15/09, MBIA	07/07 @ 102	2,042,820
1,245		Long Beach Bd. Fin. Auth., Cash Flow Mgmt. TA, Redev. Proj., 3.50%, 8/01/08, AMBAC	No Opt. Call	1,242,336
		Los Angeles Cnty. Cap. Asset Leasing Corp., Lease Abatement RB,
2,910		3.80%, 12/01/07, AMBAC	No Opt. Call	2,936,452
8,090		3.85%, 12/01/08, AMBAC	No Opt. Call	8,341,033

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		California—(cont’d)
$8,600		4.05%, 12/01/09, AMBAC	No Opt. Call	$9,046,512
4,405		Los Angeles Cnty. Met. Transp. Auth., Spl. Assmt. RB, Spl. Benefit Assmt. Dist. A1 Proj., 3.75%, 9/01/08, AMBAC	No Opt. Call	4,407,335
2,660	[2]	Los Angeles Unified Sch. Dist., Sch. Impvts. Lease Abatement COP, Ser. B, 3.00%, 10/01/08, FSA	ETM	2,627,974
1,000		Mount Diablo Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 3.50%, 8/01/08, FSA	No Opt. Call	998,810
1,000		Orange Cnty. Local Transp. Auth., Misc. Sales Tax RB, 6.00%, 2/15/09, MBIA	No Opt. Call	1,036,120
2,495	[2]	Pasadena Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. C, 3.50%, 11/01/08, FSA	ETM	2,486,292
2,100		Pub. Wks. Brd., Elec., Pwr. & Lt. Impvts. Misc. RB, Energy Efficiency Proj., Ser. A, 5.625%, 10/01/08, AMBAC	07/07 @ 101	2,109,849
3,345		Sacramento City Fing. Auth., Pub. Impvts. Lease Abatement RB, City Hall & Redev. Projs., Ser. A, 3.50%, 12/01/08, FSA	No Opt. Call	3,332,389
		Sacramento Mun. Util. Dist.,
3,750	[2]	Elec., Pwr. & Lt. RB, Ser. C, 5.75%, 11/15/08, FGIC	ETM	3,781,462
2,950	[2]	Elec., Pwr. & Lt. RB, Ser. C, 5.75%, 11/15/09, MBIA	ETM	2,954,690
825	[2]	Swr. RB, Ser. C, 5.75%, 11/15/07, MBIA	ETM	830,511
3,855	[2]	San Bernardino Cnty. Transp. Auth., Hwy. Impvts. Sales Tax RB, 6.00%, 3/01/10, FGIC	ETM	3,970,688
		San Diego Cnty. Regl. Transp. Comm., Hwy. Impvts. Sales Tax RB,
1,285	[2]	Ser. A, 6.00%, 4/01/08, FGIC	ETM	1,302,309
4,030	[2]	Ser. A, 6.00%, 4/01/08, MBIA	ETM	4,084,284
1,000		San Mateo Cnty. Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 3.30%, 9/01/08, FGIC	No Opt. Call	996,440
		Santa Ana Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
1,000		Ser. B, Zero Coupon, 8/01/08, FGIC	No Opt. Call	959,910
2,000		Ser. B, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,844,980

				122,629,842

See Notes to Financial Statements.

BlackRock California Insured Municipal 2008 Term Trust (BFC) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Puerto Rico—9.9%
		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB,
$5,280		Ser. DD, 5.00%, 7/01/09, FSA	07/08 @ 101.5	$5,400,226
6,000		Ser. DD, 5.00%, 7/01/10, FSA	07/08 @ 101.5	6,158,820
4,000		Mun. Fin. Agcy., Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	4,181,280

				15,740,326

		Total Long-Term Investments (cost $135,608,766)		138,370,168

		SHORT-TERM INVESTMENTS—12.1%
		California—12.1%
6,000	[3]	City of Los Angeles, Wstwtr. Sys. RB, Ser. B, 3.69%, 7/05/07, FGIC, FRWD	N/A	6,000,000
2,875	[3]	Orange Cnty. San. Dist., Lease COP, 3.71%, 7/02/07, AMBAC, FRDD	N/A	2,875,000
5,055	[3]	Orange Cnty. Transp. Auth., Trans. RB, 91 Express Lanes Proj., Ser. B-1, 3.63%, 7/05/07, AMBAC, FRWD	N/A	5,055,000
5,350	[3]	Pittsburg Redev. Agcy., Econ. Impvts. TA, Los Medanos Cmnty. Proj., Ser. A, 3.88%, 7/02/07, AMBAC, FRDD	N/A	5,350,000

		Total Short-Term Investments (cost $19,280,000)		19,280,000

Total Investments—99.2% (cost $154,888,7664)				$157,650,168
Other assets in excess of liabilities—0.8%				1,220,076

Net Assets—100%				$158,870,244

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]	Security is collateralized by Municipal or U.S. Treasury obligations.
[3]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2007.

[4]

Cost for federal income tax purposes is $154,080,827. The net unrealized appreciation on a tax basis is $3,569,341, consisting of $3,692,914 gross unrealized appreciation and $123,573 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 100.0% of the Trust’s net assets.

AMBAC	—	33.3%
FGIC	—	20.3%
FSA	—	21.4%
MBIA	—	25.0%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.
COP	—	Certificate of Participation
ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Co.
FRDD	—	Floating Rate Daily Demand
FRWD	—	Floating Rate Weekly Demand
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
TA	—	Tax Allocation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2007
BlackRock California Insured Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—149.2%
		California—117.7%
$2,100		ABAG Fin. Auth. for Nonprofit Corps., Hlth., Hosp. & Nursing Home RB, San Diego Hosp. Assoc. Proj., Ser. C, 5.375%, 3/01/21	03/14 @ 100	$2,166,276
		California GO,
4,740	[2]	5.00%, 11/01/11	N/A	4,953,727
260		5.00%, 11/01/20	11/11 @ 100	267,119
6,500		Ser. BZ, 5.35%, 12/01/21, MBIA, AMT	07/07 @ 101	6,516,250
5,000		City of Long Beach, Port, Arpt. & Marina RB, Ser. A, 5.25%, 5/15/18, FGIC, AMT	05/10 @ 101	5,146,900
7,500		Clovis Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	3,935,475
		Cnty. of San Bernardino, Pub. Impvts. ST, Cmnty. Facs. Dist. No. 2002-1 Proj.,
105		5.35%, 9/01/17	09/12 @ 102	108,167
245		5.50%, 9/01/18	09/12 @ 102	254,082
500		5.60%, 9/01/19	09/12 @ 102	521,465
355		5.70%, 9/01/20	09/12 @ 102	371,451
2,980		Cnty. of San Diego, Lease Abatement COP, 5.25%, 11/01/19, AMBAC	11/11 @ 100	3,114,785
6,500	[2]	Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Ser. A, 5.125%, 5/01/12	N/A	6,904,560
3,395		Fontana Pub. Fin. Auth., Incrmt. TA, Fontana Redev. Proj., Ser. A, 5.25%, 9/01/18, FSA	09/11 @ 101	3,571,879
20,000		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB, Cap. Apprec. Proj., Zero Coupon, 1/15/21	01/10 @ 53.346	9,348,600
		Hlth. Facs. Fing. Auth., Hlth., Hosp. & Nusing Home RB, Adventist Hlth. Sys. Proj.,
1,075		Ser. A, 5.00%, 3/01/18	03/13 @ 100	1,092,963
1,000		Ser. A, 5.00%, 3/01/19	03/13 @ 100	1,014,220
2,060		Ser. A, 5.00%, 3/01/20	03/13 @ 100	2,084,184
1,355		Ser. A, 5.00%, 3/01/24	03/13 @ 100	1,364,214
		Infrastructure & Econ. Dev. Bank, Hlth., Hosp. & Nursing Home Impvts. RB,
1,985		J. David Gladstone Proj., 5.50%, 10/01/20	10/11 @ 101	2,079,685
6,500		Kaiser Asst. Corp. Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	6,768,385
		Lathrop Fing. Auth., Wtr. Util. Impvts. Wtr. RB, Wtr. Sply. Proj.,
995		5.80%, 6/01/21	06/13 @ 100	1,035,845
1,040		5.85%, 6/01/22	06/13 @ 100	1,084,242
1,000		5.90%, 6/01/23	06/13 @ 100	1,043,000

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		California—(cont’d)
$5,000	[2]	Los Angeles Cnty. Pub. Wks. Fing. Auth., Recreational Fac. Impvts. Misc. RB, Regl. Pk. Proj., Ser. A, 5.00%, 10/01/07	N/A	$5,065,650
10,025		Los Angeles Harbor Dept., Port, Arpt. & Marina RB, Ser. B, 5.50%, 8/01/21, AMBAC, AMT	08/11 @ 100	10,475,122
		Poll. Ctrl. Fing. Auth.,
3,100		Indl. RB, San Diego Gas & Elec. Co. Proj., Ser. A, 5.90%, 6/01/14	No Opt. Call	3,365,143
2,500		Rec. Recovery Impvts. RB, Republic Svcs., Inc. Proj., Ser. B, 5.25%, 6/01/23, AMT	No Opt. Call	2,593,400
2,500		Rec. Recovery RB, Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23, AMT	No Opt. Call	2,593,400
4,000		Sld. Wst. Disp. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.125%, 7/01/31, AMT	05/14 @ 100	4,094,840
		Pub. Wks. Brd., Lease Abatement RB,
2,020		California Cmnty. Coll. Proj., Ser. A, 5.00%, 12/01/17	12/08 @ 101	2,058,299
2,415		California St. Univ. Proj., Ser. A, 5.00%, 10/01/17	10/08 @ 101	2,453,737
5,000		Riverside Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.25%, 2/01/23, FGIC	02/12 @ 101	5,258,900
2,135	[2]	Santa Clara Valley Transp. Auth., Trans. Impvts. Sales Tax RB, Ser. A, 5.00%, 6/01/11, MBIA	N/A	2,223,538
5,000		Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Daughters of Charity Proj., Ser. A, 5.25%, 7/01/24	07/15 @ 100	5,098,150
4,590		Stockton-East Wtr. Dist., Lease COP, Ser. B, Zero Coupon, 4/01/19, FGIC	04/12 @ 66.427	2,467,446

				112,495,099

		Multi-State—9.8%
4,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	4,150,080
5,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	5,208,950

				9,359,030

		Puerto Rico—14.5%
1,035		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.25%, 7/01/17	07/16 @ 100	1,094,305
4,410		Pub. Bldgs. Auth., Lease RB, Gov’t. Facs. Proj., Ser. C, 5.75%, 7/01/19	No Opt. Call	4,873,844

See Notes to Financial Statements.

BlackRock California Insured Municipal 2018 Term Trust (BJZ) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Puerto Rico—(cont’d)
$7,500	[2]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.70%, 2/01/10	N/A	$7,824,000

				13,792,149

		Trust Territories—4.1%
4,000	[3]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	3,930,560

		U.S. Virgin Islands—3.1%
		Pub. Fin. Auth., Swr. Impvts. Swr. RB, Sen. Lien Matching Fund Loan,
360		Ser. A, 5.25%, 10/01/17	10/14 @ 100	377,280
455		Ser. A, 5.25%, 10/01/19	10/14 @ 100	475,607
460		Ser. A, 5.25%, 10/01/21	10/14 @ 100	478,810
315		Ser. A, 5.25%, 10/01/22	10/14 @ 100	328,671
960		Ser. A, 5.25%, 10/01/23	10/14 @ 100	1,001,059
300		Ser. A, 5.25%, 10/01/24	10/14 @ 100	312,456

				2,973,883

		Total Long-Term Investments (cost $139,150,685)		142,550,721

Shares (000)

		MONEY MARKET FUND—7.5%
7,163	[4,5]	CMA California Mun. Money Fund, 3.18% (cost $7,163,060)	N/A	7,163,060

Total Investments—156.7% (cost $146,313,7456)				$149,713,781
Other assets in excess of liabilities—1.4%				1,391,079
Preferred shares at redemption value, including dividends payable—(58.1)%				(55,549,336)

Net Assets Applicable to Common Shareholders—100%				$95,555,524

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2007, the Trust held 13.9% of its net assets, with a current market value of $13,289,590, in securities restricted as to resale.

[4]	Represents an investment in an affiliate.
[5]	Represents current yield as of June 30, 2007.
[6]

Cost for federal income tax purposes is $146,311,362. The net unrealized appreciation on a tax basis is $3,402,419, consisting of $3,775,713 gross unrealized appreciation and $373,294 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
ST	—	Special Tax
TA	—	Tax Allocation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2007
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—81.3%
		Florida—80.1%
$1,500		Alachua Cnty. Sch. Dist., Ad Valorem Ppty. Tax GO, 4.25%, 1/01/09, FSA	No Opt. Call	$1,509,345
4,190		Brd. of Ed., Sch. Impvts. Misc. RB, Ser. A, 5.00%, 7/01/08, FGIC	No Opt. Call	4,242,040
		City of Jacksonville,
2,000		Pub. Impvts. Sales Tax RB, 4.10%, 10/01/08, AMBAC	No Opt. Call	2,008,160
1,155		Sales Tax RB, 3.125%, 10/01/08, FGIC	No Opt. Call	1,143,600
5,895		Sales Tax RB, 4.25%, 10/01/08, AMBAC	No Opt. Call	5,929,840
2,000		City of Lakeland, Elec., Pwr. & Lt. RB, 5.90%, 10/01/08, FSA	No Opt. Call	2,051,240
		City of Orlando, Swr. RB,
1,100		Ser. A, 3.25%, 10/01/08, AMBAC	No Opt. Call	1,091,541
1,280		Ser. A, 3.50%, 10/01/09, AMBAC	No Opt. Call	1,269,542
10,000		Cnty. of Hillsborough, Wtr. RB, 4.50%, 8/01/08, AMBAC	No Opt. Call	10,078,700
		Cnty. of Miami-Dade,
5,000		Misc. Taxes RB, Ser. A, Zero Coupon, 2/01/08, MBIA	07/07 @ 100.592	4,878,800
905	[2]	Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/08, AMBAC	ETM	863,225
1,095		Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/08, AMBAC	No Opt. Call	1,043,809
1,535		Pub. Svc. Tax Pub. Impvt. RB, 3.40%, 4/01/08, AMBAC	No Opt. Call	1,530,518
		Cnty. of Orange,
5,130		Misc. Taxes RB, Ser. A, 4.00%, 10/01/08, AMBAC	No Opt. Call	5,145,954
1,005	[2]	Sales Tax RB, Ser. A, 5.85%, 10/01/08, MBIA	ETM	1,030,457
495		Sales Tax RB, Ser. A, 5.85%, 10/01/08, MBIA	No Opt. Call	507,538
		Cnty. of Osceola,
640		Fuel Sales Tax RB, 3.10%, 4/01/08, FGIC	No Opt. Call	635,891
1,810	[2]	Trans. Impvts. Sales Tax RB, 3.75%, 10/01/08, AMBAC	ETM	1,808,606
2,000		Cnty. of Seminole, Wtr. RB, 6.00%, 10/01/09, MBIA	No Opt. Call	2,069,960
5,905		Dept. of Env. Protection, Recreational Fac. Impvts. Sales Tax RB, Ser. B, 4.00%, 7/01/08, FGIC	No Opt. Call	5,919,408
		Div. of Bd. Fin.,
8,000		Recreational Fac. Impvts. Misc. Taxes RB, Dept. of Env. Presvtn. Proj., Ser. B, 5.25%, 7/01/10, FSA	07/08 @ 101	8,188,000

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Florida—(cont’d)
$2,000		Recreational Fac. Impvts. Sales Tax RB, Nat. Res. & Presvtn. Proj., Ser. A, 5.00%, 7/01/11, AMBAC	07/07 @ 101	$2,021,740
1,095		Escambia Cnty. Utils. Auth., Mult. Util. RB, Ser. B, 6.125%, 1/01/09, FGIC	No Opt. Call	1,118,280
6,000		Greater Orlando Aviation Auth., Port, Arpt. & Marina RB, Orlando Arpt. Facs. Proj., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	5,973,540
3,000		Hillsborough Cnty. Sch. Brd., Sales Tax RB, 4.00%, 10/01/09, AMBAC	No Opt. Call	3,010,140
950		Indian River Cnty. Sch. Dist., Ad Valorem Ppty. Tax GO, 3.25%, 4/01/08, FSA	No Opt. Call	945,763
3,000		Lee Cnty., Port, Arpt. & Marina RB, 4.25%, 10/01/09, FSA
		Miami, Ad Valorem Ppty. Tax GO,	No Opt. Call	3,021,030
1,345		5.90%, 12/01/08, FGIC	No Opt. Call	1,384,583
1,000		6.00%, 12/01/09, FGIC	No Opt. Call	1,049,070
2,000	[2]	Miami-Dade Cnty. Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Univ. of Miami Proj., Ser. A, 4.875%, 4/01/09, AMBAC	ETM	2,033,000
4,775		Miami-Dade Cnty. Sch. Brd., Lease Approp. COP, 5.25%, 8/01/11, FSA	08/08 @ 101	4,891,271
1,090		Mun. Loan Council, Pub. Impvts. Misc. RB, Ser. C, 3.50%, 11/01/08, MBIA	No Opt. Call	1,085,553
4,935		Pasco Cnty., Rec. Recovery RB, 6.00%, 4/01/09, FGIC	07/07 @ 100	4,943,390
2,000		Polk Cnty. Sch. Brd., Sch. Impvts. Lease Approp. COP, Ser. A, 3.20%, 1/01/08, FSA	No Opt. Call	1,992,680
500		St. Petersburg Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, All Children’s Hosp. Proj., 3.10%, 11/15/08, AMBAC	No Opt. Call	493,400
2,530		Tpke. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. B, 5.50%, 7/01/08, MBIA	No Opt. Call	2,573,794
1,370		Vlg. Ctr. Cmnty. Dev. Dist., Recreational RB, Ser. A, 5.50%, 11/01/08, MBIA	No Opt. Call	1,400,716
2,370		Volusia Cnty., Sales Tax RB, Ser. B, 4.00%, 10/01/08, MBIA	No Opt. Call	2,376,802

				103,260,926

See Notes to Financial Statements.

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Puerto Rico—1.2%
$1,500		Mun. Fin. Agcy., Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	$1,567,980

		Total Long-Term Investments (cost $103,991,741)		104,828,906

		SHORT-TERM INVESTMENTS—17.8%
		Florida—17.8%
		Jacksonville Hlth. Facs. Auth.,
4,250	[3]	Hlth., Hosp. & Nursing Home Impvts. RB, Baptist Med. Ctr. Proj., 3.88%, 7/02/07, FRDD	N/A	4,250,000
2,015	[3]	Hlth., Hosp. & Nursing Home RB, Daughters of Charity Proj., 3.88%, 7/02/07, MBIA, FRDD	N/A	2,015,000
1,400	[3]	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Orlando Regl. Healthcare Proj., 3.89%, 7/02/07, FGIC, FRDD	N/A	1,400,000
		Orlando & Orange Cntys. Expwy. Auth., Hwy. Impvts. Tolls RB,
5,900	[3]	Ser. B-1, 3.72%, 7/05/07, AMBAC, FRWD	N/A	5,900,000
100	[3]	Ser. C, 3.73%, 7/05/07, AMBAC, FRWD	N/A	100,000
4,900	[3]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home RB, All Children’s Hosp. Proj., 3.86%, 7/02/07, AMBAC, FRDD	N/A	4,900,000
1,355	[3]	Sunshine St. Govt’l. Fing. Comm., Pub. Impvts. Misc. RB, 3.92%, 7/02/07, AMBAC, FRDD	N/A	1,355,000
3,100	[3]	West Palm Beach Util. Sys., Mult. Util. RB, 3.75%, 7/04/07, FGIC, FRWD	N/A	3,100,000

		Total Short-Term Investments (cost $23,020,000)		23,020,000

Total Investments—99.1% (cost $127,011,7414)				$127,848,906
Other assets in excess of liabilities—0.9%				1,111,470

Net Assets—100%				$128,960,376

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]	Security is collateralized by Municipal or U.S. Treasury obligations.
[3]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2007.

[4]

Cost for federal income tax purposes is $126,981,739. The net unrealized appreciation on a tax basis is $867,167, consisting of $1,004,539 gross unrealized appreciation and $137,372 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 97.0% of the Trust’s net assets.

AMBAC	—	39.6%
FGIC	—	19.6%
FSA	—	19.1%
MBIA	—	18.7%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.
COP	—	Certificate of Participation
ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Co.
FRDD	—	Floating Rate Daily Demand
FRWD	—	Floating Rate Weekly Demand
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2007
BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Option Call Provisions[1]	Value

	LONG-TERM INVESTMENTS—157.0%
	Florida—140.4%
$6,150	Brd. of Ed., Sch Impvts. Misc. GO, Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	$6,364,204
1,095	City of Deltona, Mult. Util. Impvts. RB, 5.00%, 10/01/23, MBIA	10/13 @ 100	1,130,708
1,000	City of Lakeland, Wtr. RB, 5.00%, 10/01/27	10/12 @ 100	1,021,690
	City of Marco Island, Wtr. Util. Impvts. Wtr. RB,
2,000	5.00%, 10/01/22, MBIA	10/13 @ 100	2,067,080
1,375	5.00%, 10/01/23, MBIA	10/13 @ 100	1,419,839
1,000	5.25%, 10/01/21, MBIA	10/13 @ 100	1,055,480
	City of Palm Coast, Wtr. Util. Impvts. Wtr. RB,
1,770	5.00%, 10/01/22, MBIA	10/13 @ 100	1,829,366
1,485	5.00%, 10/01/23, MBIA	10/13 @ 100	1,533,426
1,500	5.00%, 10/01/24, MBIA	10/13 @ 100	1,546,170
4,000	Cnty. of Escambia, Misc. RB, Intl. Paper Co. Proj., 5.75%, 11/01/27, AMT	11/13 @ 100	4,172,000
	Cnty. of Miami-Dade,
5,365	Misc. Taxes RB, Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	2,873,601
10,000	Misc. Taxes RB, Ser. A, Zero Coupon, 10/01/20, MBIA	04/08 @ 52.398	5,062,800
7,560	Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,930,446
2,760	Cnty. of Polk, Wtr. Util. Impvts. Wtr. RB, 5.00%, 10/01/23, FGIC	10/13 @ 100	2,850,004
4,665	Crossings at Fleming Island Cmnty. Dev. Dist., Swr. Impvts. RB, 6.75%, 10/01/25	10/09 @ 102	4,900,629
566	Escambia Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, 5.95%, 7/01/20, AMBAC	No Opt. Call	584,495
1,780	Fleming Island Plantation Cmnty. Dev., SA, 4.50%, 5/01/22, MBIA	05/17 @ 100	1,747,764
1,500	Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.25%, 6/01/26	06/16 @ 100	1,528,830
1,955	Hillsborough Cnty. Indl. Dev. Auth., Elec., Pwr. & Lt. RB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	2,028,782
1,000	Hillsborough Cnty. Sch. Brd., Sch. Impvts. Lease Approp. COP, 5.00%, 7/01/27, MBIA	07/13 @ 100	1,022,360
2,500	Hsg. Fin. Corp., Local or Gtd. Hsg. RB, 4.70%, 7/01/22, AMT	01/17 @ 100	2,431,775

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Florida—(cont’d)
$1,500		Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Shell Point/Alliance Cmnty. Proj., 5.00%, 11/15/22	05/17 @ 100	$1,496,730
3,000		Lee Cnty., Trans. RB, Ser. B, 5.00%, 10/01/22, AMBAC	10/14 @ 100	3,118,140
		Marion Cnty. Hosp. Dist., Hlth. Hosp. & Nursing Home RB, Munroe Regl. Hlth. Sys. Proj.,
1,500		5.00%, 10/01/22	10/17 @ 100	1,517,895
900		5.00%, 10/01/29	10/17 @ 100	904,959
2,500		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,778,400
4,695	[2]	Miami-Dade Cnty. Edl. Facs. Auth., Univ. & Coll. RB, Miami Univ. Proj., Ser. A, 5.00%, 4/01/14, AMBAC	N/A	4,941,863
4,000		Mun. Loan Council, Pub. Impvts. RB, Ser. A, Zero Coupon, 4/01/20, MBIA	No Opt. Call	2,250,560
		Northern Palm Beach Cnty. Impvt. Dist.,
1,000		SA, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., Ser. B, 4.50%, 8/01/22, ACA	08/17 @ 100	963,850
1,000		SA, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., Ser. B, 5.00%, 8/01/31, ACA	08/17 @ 100	1,001,530
2,735	[2]	Wtr. Util. Impvts. SA RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/11	N/A	2,937,144
710		Wtr. Util. Impvts. SA RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/21	08/11 @ 101	746,203
4,450	[2]	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Adventist Hlth. Sys. Proj., 5.625%, 11/15/12	N/A	4,816,813
6,500		Palm Beach Cnty. Sch. Brd., Lease Renewal COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	6,619,470
4,455		Sterling Hill Cmnty. Dev. Dist. SA, Ser. A, 6.10%, 5/01/23	05/13 @ 101	4,714,415
2,445		Stevens Plantation Impvt. Proj. Dependent Spl. Dist., Pub. Impvts. Misc. RB, 6.375%, 5/01/13	No Opt. Call	2,512,458
1,205		Sumter Cnty. Indl. Dev. Auth., Indl. Impvts. RB, North Sumter Util. Co. LLC Proj., 6.80%, 10/01/32, AMT	10/09 @ 100	1,239,728

See Notes to Financial Statements.

BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Florida—(cont’d)
		Tohopekaliga Wtr. Auth.,
$3,630		Wtr. RB, Ser. A, 5.00%, 10/01/21, FSA	10/13 @ 100	$3,768,775
3,810		Wtr. RB, Ser. A, 5.00%, 10/01/22, FSA	10/13 @ 100	3,937,787
2,000		Wtr. RB, Ser. A, 5.00%, 10/01/23, FSA	10/13 @ 100	2,065,220
1,975		Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 10/01/22, FSA	10/13 @ 100	2,041,241
1,180		Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,218,480
1,550		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.00%, 5/01/22	05/13 @ 101	1,639,652
		Vlg. Ctr. Cmnty. Dev. Dist.,
2,000		Recreational Fac. Impvts. RB, Ser. B, 6.35%, 1/01/18	01/14 @ 100	2,132,380
5,000		Wtr. Util. Impvts. Wtr. RB, 5.25%, 10/01/23, MBIA	10/13 @ 101	5,268,950
1,000		Watergrass Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.125%, 11/01/14	No Opt. Call	988,440
1,300		Waterstone Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.50%, 5/01/18	No Opt. Call	1,288,391

				116,010,923

		Puerto Rico—14.8%
		Children’s Trust Fund, Tobacco Settlement Funded RB,
2,015		5.50%, 5/15/39	05/12 @ 100	2,101,363
5,900		5.625%, 5/15/43	05/12 @ 100	6,174,350
3,740	[2]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	N/A	3,974,535

				12,250,248

		U.S. Virgin Islands—1.8%
1,500		Pub. Fin. Auth., Swr. Impvts. RB, Hovensa LLC Proj., 4.70%, 7/01/22, AMT	01/15 @ 100	1,473,690

		Total Long-Term Investments (cost $125,978,666)		129,734,861

		SHORT-TERM INVESTMENTS—0.7%
		Florida—0.7%
100	[3]	City of Gainesville, Mult. Util. RB, Ser. A, 3.92%, 7/02/07, FRDD	N/A	100,000
400	[3]	Lee Cnty. Hosp. Brd. of Directors, Hlth., Hosp. & Nursing Home RB, Mem. Hlth. Sys. Proj., 3.95%, 7/02/07, FRDD	N/A	400,000
125	[3]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home RB, All Children’s Hosp. Proj., 3.86%, 7/02/07, AMBAC, FRDD	N/A	125,000

				625,000

Shares		Description	Value

		MONEY MARKET FUND—0.0%
454	[4,5]	CMA Florida Mun. Money Fund, 3.10%	$454

		Total Short-Term Investments (cost $625,454)	625,454

Total Investments—157.7% (cost $126,604,1206)			$130,360,315
Other assets in excess of liabilities—1.5%			1,217,186
Preferred shares at redemption value, including dividends payable—(59.2)%			(48,929,743)

Net Assets Applicable to Common Shareholders—100%			$82,647,758

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2007.

[4]	Represents an investment in an affiliate.
[5]	Represents current yield as of June 30, 2007.
[6]

Cost for federal income tax purposes is $126,586,970. The net unrealized appreciation on a tax basis is $3,773,345, consisting of $4,121,893 gross unrealized appreciation and $348,548 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Co.
FRDD	—	Floating Rate Daily Demand
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
SA	—	Special Assessment

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2007
BlackRock New York Insured Municipal 2008 Term Trust (BLN)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—97.0%
		New York—97.0%
$1,000		Bath Central Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 6/15/08, FGIC	No Opt. Call	$1,002,700
2,250		Central Square Central Sch. Dist., Ad Valorem Ppty. Tax GO, 3.75%, 5/15/09, FGIC	No Opt. Call	2,248,312
		City of New York, Ad Valorem Ppty. Tax GO,
2,455	[2]	4.75%, 8/15/08, XLCA	N/A	2,507,488
2,265		4.75%, 8/15/09, XLCA	08/08 @ 101	2,307,469
1,000		Ser. A, 5.20%, 8/01/10, FSA	08/08 @ 101	1,024,250
45		Ser. C-1, 6.25%, 8/01/10, FSA	07/07 @ 100	45,087
50		Ser. C-1, 6.375%, 8/01/08, MBIA	07/07 @ 100	50,095
2,000	[3]	Ser. E, 6.20%, 8/01/08, MBIA	ETM	2,053,600
4,895		Ser. E, 6.20%, 8/01/08, MBIA	No Opt. Call	5,019,676
1,000		Cnty. of Erie, Pub. Impvt. Ad Valorem Ppty. Tax GO, Ser. A, 3.75%, 10/01/08, FGIC	No Opt. Call	1,000,320
		Cnty. of Monroe, Pub. Impvt. Ad Valorem Ppty. Tax GO,
455	[3]	4.00%, 3/01/09, FGIC	ETM	456,684
770		4.00%, 3/01/09, FGIC	No Opt. Call	772,564
		Dorm. Auth.,
3,500		Hlth., Hosp. & Nursing Home RB, Bronx-Lebanon Hosp. Ctr. Proj., 5.00%, 2/15/10, MBIA	02/08 @ 101.5	3,579,590
5,000	[2]	Hlth., Hosp. & Nursing Home RB, Bronx-Lebanon Hosp. Ctr. Proj., 5.125%, 2/15/08, ACA, FSA	N/A	5,117,500
500		Hlth., Hosp. & Nursing Home RB, W.K. Nursing Home Corp. Proj., 5.65%, 8/01/09	07/07 @ 102	509,200
1,000		Hlth., Hosp. & Nursing Home RB, Winthrop So. Nassau Univ. Proj., Ser. A, 4.125%, 7/01/08, AMBAC	No Opt. Call	1,003,080
2,500		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, AMBAC	No Opt. Call	2,538,175
5,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, FGIC	No Opt. Call	5,076,350
6,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, CONNIE LEE	No Opt. Call	6,089,040
5,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/09, AMBAC	No Opt. Call	5,153,350
1,960		East Greenbush Central Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. C, 4.00%, 6/15/09, FSA	No Opt. Call	1,967,683

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New York—(cont’d)
$6,000		Env. Facs. Corp., Swr. RB Mun. Wtr. Proj., 4.00%, 6/15/09	No Opt. Call	$6,025,800
1,185		Evans-Brant Central Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. C, 3.75%, 12/15/08, FGIC	No Opt. Call	1,185,356
		Fayetteville-Manlius Central Sch. Dist., Ad Valorem Ppty. Tax GO,
1,125		3.75%, 6/15/09, FGIC	No Opt. Call	1,124,145
1,000		4.00%, 6/15/08, FGIC	No Opt. Call	1,002,700
4,805		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Hsg. Mtg. Proj., Ser. A, 5.80%, 5/01/09, FSA	07/07 @ 101	4,826,830
12,500		Long Island Pwr. Auth., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, 5.00%, 4/01/08, MBIA	No Opt. Call	12,615,500
		Met. Transp. Auth., Trans. RB,
2,500	[3]	Ser. A, 6.10%, 7/01/08, MBIA	ETM	2,559,925
26,075	[3]	Ser. K, 6.00%, 7/01/08, MBIA	ETM	26,674,464
		Mt. Sinai Union Free Sch. Dist., Ad Valorem Ppty. Tax GO,
935		6.00%, 2/15/08, AMBAC	No Opt. Call	947,940
930		6.10%, 2/15/09, AMBAC	No Opt. Call	963,108
1,075		6.10%, 2/15/10, AMBAC	No Opt. Call	1,133,469
		New York City Hlth. & Hosp. Corp., Hlth., Hosp. & Nursing Home RB,
2,810		Ser. A, 3.75%, 2/15/09, FSA	No Opt. Call	2,806,403
2,000		Ser. A, 5.00%, 2/15/08, AMBAC	No Opt. Call	2,015,040
		New York City Mun. Wtr. Fin. Auth., Wtr. RB,
11,500		Ser. A, Zero Coupon, 6/15/09, MBIA	No Opt. Call	10,665,215
1,710	[3]	Ser. A, 6.00%, 6/15/08, FGIC	ETM	1,747,586
		New York City Transl. Fin. Auth., Pub. Impvts. Income Tax RB,
3,835	[3]	4.00%, 5/01/09, MBIA	ETM	3,850,378
7,800	[3]	Ser. B, 5.25%, 5/01/11, MBIA	ETM	8,177,286
1,000		New York, Gen. Fund GO, Ser. F, 5.50%, 9/15/08, AMBAC	No Opt. Call	1,021,450
250	[3]	Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. CC, 5.125%, 1/01/11, MBIA	ETM	260,110
1,030		Sodus Central Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 6/15/09, FGIC	No Opt. Call	1,034,038
5,000		Suffolk Cnty. Indl. Dev. Agcy., Swr. RB, 6.00%, 2/01/08, FGIC	No Opt. Call	5,065,000

See Notes to Financial Statements.

BlackRock New York Insured Municipal 2008 Term Trust (BLN)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New York—(cont’d)
$1,675	[3]	Suffolk Cnty. Wtr. Auth., Wtr. Util. Impvts. Wtr. RB, Ser. C, 5.75%, 6/01/08, AMBAC	ETM	$1,696,206
		Thruway Auth.,
2,000		Hwy. Impvts. Hwy. Tolls RB, Hwy. & Brdg. Trust Fund Proj., Ser. A, 3.90%, 4/01/09, FSA	No Opt. Call	2,003,620
3,410		Hwy. Impvts. Misc. RB, Local Hwy. & Brdg. Proj., Ser. A, 5.375%, 4/01/09, MBIA	04/08 @ 101	3,484,099
2,000		Hwy. Impvts. Sales Tax RB, Hwy. & Brdg. Trust Fund Proj., Ser. B, 4.00%, 4/01/09, MBIA	No Opt. Call	2,006,980
2,900		Hwy. Impvts. Sales Tax RB, Hwy. & Brdg. Trust Fund Proj., Ser. B, 5.25%, 4/01/11, MBIA	No Opt. Call	3,033,806
2,265	[3]	Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB, Ser. A, 5.125%, 1/01/11, MBIA	ETM	2,328,896
		Urban Dev. Corp., Correctional Facs. Impvts. Lease Approp. RB,
2,000		Ser. A, 5.50%, 1/01/09, AMBAC	No Opt. Call	2,049,580
5,140		Ser. B, 5.25%, 1/01/10, AMBAC	01/09 @ 101	5,294,354

		Total Long-Term Investments (cost $164,416,426)		167,121,497

		SHORT-TERM INVESTMENTS—2.0%
		New York—2.0%
		New York City Mun. Wtr. Fin. Auth.,
1,100	[4]	Mult. Util. Impvts. Wtr. & Swr. RB, Ser. A, 3.87%, 7/02/07, FGIC, FRDD	N/A	1,100,000
1,300	[4]	Swr. Impvts. RB, Ser. C, 3.81%, 7/02/07, FGIC, FRDD	N/A	1,300,000
955	[4]	New York, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A-6, 3.87%, 7/02/07, FSA, FRDD	N/A	955,000

		Total Short-Term Investments (cost $3,355,000)		3,355,000

Total Investments—99.0% (cost $167,771,4265)				$170,476,497
Other assets in excess of liabilities—1.0%				1,741,471

Net Assets—100%				$172,217,968

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Security is collateralized by Municipal or U.S. Treasury obligations.
[4]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2007.

[5]

Cost for federal income tax purposes is $167,170,394. The net unrealized appreciation on a tax basis is $3,306,103, consisting of $3,332,078 gross unrealized appreciation and $25,975 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 96.6% of the Trust’s net assets.

ACA	—	3.0%
AMBAC	—	14.1%
CONNIE LEE	—	3.6%
FGIC	—	14.1%
FSA	—	8.0%
MBIA	—	51.0%
XLCA	—	2.8%

KEY TO ABBREVIATIONS

ACA	—	American Capital Access
AMBAC	—	American Municipal Bond Assurance Corp.
CONNIE LEE	—	College Construction Loan Insurance Assoc.
ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Co.
FRDD	—	Floating Rate Daily Demand
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2007
BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—151.8%
		Multi-State—7.1%
$4,000	[2]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	$4,150,080

		New York—136.6%
450	[3]	Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/25	05/15 @ 102	419,252
		City of New York,
1,890	[4]	Ad Valorem Ppty. Tax GO, Ser. G, 5.75%, 8/01/12	N/A	2,047,191
3,110		Ad Valorem Ppty. Tax GO, Ser. G, 5.75%, 8/01/18	08/12 @ 100	3,316,939
4,000		Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.375%, 12/01/20	12/11 @ 100	4,173,000
		Dorm. Auth.,
3,455	[4]	Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/08	N/A	3,550,427
295		Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/18	02/08 @ 102	299,838
80	[4]	Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. B, 5.25%, 8/15/11, MBIA	N/A	84,880
30		Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. B, 5.25%, 8/15/20, MBIA	08/11 @ 100	31,579
2,510	[4]	Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	N/A	2,663,110
1,000		Hlth., Hosp. & Nursing Home RB, Willow Towers, Inc. Proj., 5.25%, 2/01/22	08/12 @ 101	1,051,490
1,800	[4]	Univ. & Coll. Impvts. RB, City Univ. Proj., Ser. A, 5.125%, 7/01/11	N/A	1,882,404
1,000		Univ. & Coll. RB, Brooklyn Law Sch. Proj., Ser. A, 5.50%, 7/01/18, RAA	07/13 @ 100	1,059,930
1,170	[4]	Univ. & Coll. RB, Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/09	N/A	1,207,487
2,060		Univ. & Coll. RB, Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/19	07/09 @ 101	2,102,951
1,320		East Rochester Hsg. Auth., Hlth., Hosp. & Nursing Home RB, Genesee Valley Presbyterian Proj., 5.20%, 12/20/24	12/11 @ 101	1,373,209

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New York—(cont’d)
$2,450		Jefferson Cnty. Indl. Dev. Agcy., Misc. RB, Intl. Paper Co. Proj., 5.20%, 12/01/20, AMT	12/13 @ 100	$2,484,325
525		Liberty Dev. Corp., Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	544,740
1,900		Long Island Pwr. Auth., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Zero Coupon, 6/01/18, FSA	No Opt. Call	1,184,441
5,000		Met. Transp. Auth., Trans. RB, Ser. A, 5.125%, 11/15/21, FGIC	11/12 @ 100	5,237,500
		New York City Indl. Dev. Agcy.,
1,000		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., 7.50%, 8/01/16, AMT	No Opt. Call	1,146,580
4,000		Recreational Fac. Impvts. Misc. RB, YMCA of Greater New York Proj., 5.25%, 8/01/21	02/11 @ 100	4,092,920
		New York City Transl. Fin. Auth., Pub. Impvts. Income Tax RB,
1,895	[4]	5.00%, 5/01/09	N/A	1,953,631
3,000		Ser. B, 5.00%, 5/01/18	11/11 @ 101	3,122,280
4,180		Niagara Cnty. Indl. Dev. Agcy., Indl. RB, Niagara Univ. Proj., Ser. A, 5.35%, 11/01/23, RAA	11/11 @ 101	4,403,505
4,130		Oneida Hlth. Care Corp., Hlth., Hosp. & Nursing Home RB, Oneida Hlth. Sys., Inc. Proj., 5.30%, 2/01/21, RAA	02/11 @ 101	4,283,966
3,875		Orange Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, St. Luke’s Hosp. Proj., Ser. A, 5.375%, 12/01/21, RAA	12/11 @ 101	4,042,051
		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB,
3,885		Ser. 126, 5.00%, 11/15/18, FGIC, AMT	05/12 @ 101	4,022,762
2,600		Contl. Airlines Proj., 9.125%, 12/01/15, AMT	07/07 @ 100	2,709,330
4,000		Rockland Tobacco Asset Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB, 5.625%, 8/15/35	08/12 @ 100	4,176,080
3,000	[4]	TSASC, Inc., Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%, 7/15/12	N/A	3,234,780
3,500		Urban Dev. Corp., Lease Approp. RB, 5.00%, 1/01/19	01/08 @ 102	3,554,285

See Notes to Financial Statements.

BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		New York—(cont’d)
$3,710		Westchester Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Purchase Coll. Fndtn. Hsg. Proj., Ser. A, 5.125%, 12/01/22, AMBAC	12/11 @ 102	$3,882,181

				79,339,044

		Puerto Rico—8.1%
2,000		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	2,093,000
2,500	[4]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.70%, 2/01/10	N/A	2,608,000

				4,701,000

		Total Long-Term Investments (cost $83,742,034)		88,190,124

Shares (000)

		MONEY MARKET FUND—0.5%
302	[5,6]	CMA New York Mun. Money Fund, 3.14% (cost $302,448)	N/A	302,448

Total Investments—152.3% (cost $84,044,4827)				$88,492,572
Other assets in excess of liabilities—1.8%				1,022,598
Preferred shares at redemption value, including dividends payable—(54.1)%				(31,411,354)

Net Assets Applicable to Common Shareholders—100%				$58,103,816

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2007, the Trust held 7.1% of its net assets, with a current market value of $4,150,080, in securities restricted as to resale.

[3]	Illiquid security. As of June 30, 2007, the Trust held 0.7% of its net assets, with a current market value of $419,252, in these securities.
[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Represents an investment in an affiliate.
[6]	Represents current yield as of June 30, 2007.
[7]

Cost for federal income tax purposes is $84,045,414. The net unrealized appreciation on a tax basis is $4,447,158, consisting of $4,466,737 gross unrealized appreciation and $19,579 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RAA	—	Radian Asset Assurance
RB	—	Revenue Bond

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2007
BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		LONG-TERM INVESTMENTS—155.3%
		Multi-State—14.2%
$4,000	[2]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	$4,167,160

		Pennsylvania—129.4%
470		Allegheny Cnty. Hosp. Dev. Auth., Hlth., Hosp. & Nursing Home RB, West Penn Allegheny Hlth. Sys. Proj., 5.375%, 11/15/40	11/17 @ 100	466,719
1,150	[3]	Allegheny Cnty. Port Auth., Trans. Impvts. RB, 6.125%, 3/01/09, MBIA	N/A	1,202,750
1,400	[3]	Bucks Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Pennswood Vlg. Proj., Ser. A, 6.00%, 10/01/12	N/A	1,532,692
1,000		Canon McMillan Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon, 12/01/33, FGIC	No Opt. Call	281,180
1,000		Catasauqua Area Sch. Dist., Ad Valorem Ppty. Tax GO, 5.00%, 2/15/31, FSA	02/16 @ 100	1,034,650
2,000		Chester Cnty. Indl. Dev. Auth., Wtr. Util. Impvts. Wtr. RB, Aqua, Inc. Proj., Ser. A, 5.00%, 2/01/40, FGIC, AMT	02/17 @ 100	2,024,240
		City of Philadelphia,
1,250		Port, Arpt. & Marina Impvts. RB, Ser. B, 5.40%, 6/15/27, FGIC, AMT	07/07 @ 102	1,269,737
600		Wtr. RB, Ser. B, 4.75%, 11/01/31, AMBAC	11/17 @ 100	600,450
2,500	[4]	Delaware Cnty. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mercy Hlth. Corp. Southeastern Pennsylvania Proj., 6.00%, 12/15/26	ETM	2,550,150
1,250		Delaware Cnty. Indl. Dev. Auth., Wtr. Util. Impvts. Indl. RB, Philadelphia Suburban Wtr. Proj., 6.00%, 6/01/29, FGIC, AMT	06/09 @ 101	1,302,150
		Econ. Dev. Fing. Auth.,
1,000		Rec. Recovery Impvts. RB, Colver Proj., Ser. G, 5.125%, 12/01/15, AMT	No Opt. Call	1,006,420
1,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.25%, 11/01/31, AMT	05/11 @ 101	1,054,950
1,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	05/11 @ 101	1,056,580
		Higher Edl. Facs. Auth., Univ. & Coll. Impvts. RB,
1,250		Lafayette Coll. Proj., 6.00%, 5/01/30	05/10 @ 100	1,314,325

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Pennsylvania—(cont’d)
$1,030		Univ. of Pennsylvania Proj., Ser. C, 4.75%, 7/15/35	07/15 @ 100	$1,025,231
2,000		Univ. of the Arts Proj., Ser. A, 5.00%, 9/15/33, RAA	09/16 @ 100	2,045,800
1,000		Univ. Pptys., Inc. Proj., Ser. A, 5.00%, 8/01/35, CIFG	08/16 @ 100	1,024,920
1,300		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 97A, 4.65%, 10/01/31, AMT	10/16 @ 100	1,227,993
		Lancaster Cnty. Hosp. Auth.,
400		Hlth., Hosp. & Nursing Home Impvts. RB, Lancaster Gen. Hosp. Proj., Ser. A, 5.00%, 3/15/36	03/17 @ 100	404,264
1,000		Hlth., Hosp. & Nursing Home RB, Masonic Homes of Grand Lodge Proj., 5.00%, 11/01/36	11/16 @ 100	1,002,150
1,000		McKeesport Area Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 10/01/24, FSA	10/15 @ 100	1,040,390
200		Mifflin Cnty. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 7.50%, 9/01/22, XLCA	09/17 @ 100	251,400
345		Monroe Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home RB, Pocono Med. Ctr. Proj., 5.125%, 1/01/37	01/17 @ 100	344,217
1,250		Montgomery Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Acts Retirement-Life Cmntys., Inc. Proj., 5.25%, 11/15/28	11/08 @ 101	1,262,237
1,000		Pennsylvania St. Univ., Univ. & Coll. Impvts. RB, 5.00%, 9/01/35	09/15 @ 100	1,031,050
1,000		Philadelphia Hosps. & Higher Ed. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Children’s Hosp. of Philadelphia Proj., 4.50%, 7/01/33	07/17 @ 100	938,190
1,250		Philadelphia Pkg. Auth., Port, Arpt. & Marina Impvts. RB, 5.625%, 9/01/18, FSA	09/09 @ 101	1,302,450
1,550	[3]	Philadelphia Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. C, 5.75%, 3/01/29, MBIA	N/A	1,620,680
2,000	[3]	Pittsburgh Urban Redev. Auth., Wtr. Util. Impvts. Wtr. RB, 5.00%, 9/01/15, MBIA	N/A	2,124,820

See Notes to Financial Statements.

BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Option Call Provisions[1]	Value

		Pennsylvania—(cont’d)
$1,280		Pocono Mtn. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. C, 5.00%, 9/01/34, FSA	03/17 @ 100	$1,325,594
1,000		Pub. Sch. Bldg. Auth., Lease RB, Sch. Dist. Philadelphia Proj., Ser. B, 5.00%, 6/01/24, FSA	12/16 @ 100	1,041,140
150		Tpke. Comm., Franchise Tax & Bus. License Fees RB, Ser. B, 5.00%, 12/01/23, AMBAC	12/16 @ 100	157,112
840		Washington Cnty. Auth., Misc. RB, Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	901,900
300		Washington Cnty. Redev. Auth., Pub. Impvts. TA, Victory Centre Proj., Ser. A, 5.45%, 7/01/35	07/17 @ 100	303,690
725		Westmoreland Cnty. Mun. Auth., Wtr. Util. Impvts. Misc. RB, Ser. B, Zero Coupon, 8/15/30, FSA	No Opt. Call	236,111
700		Wilkes Barre Fin. Auth., Coll. & Univ. RB, Wilkes Univ. Proj., 5.00%, 3/01/37	03/17 @ 100	701,015

				38,009,347

		Puerto Rico—11.7%
565		Hwy. & Transp. Auth., Hwy. Toll Impvts. RB, Ser. M, 5.00%, 7/01/46	07/17 @ 100	571,029
1,250		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	1,266,600
1,495	[3]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	N/A	1,588,751

				3,426,380

		Total Long-Term Investments (cost $44,880,169)		45,602,887

		SHORT-TERM INVESTMENTS—3.8%
		Pennsylvania—2.7%
800	[5]	Pittsburgh Wtr. & Swr. Sys. Auth., Wtr. & Swr. RB, Ser. B-1, 3.76%, 7/05/07, FRWD	N/A	800,000

Shares
(000)

		Money Market Fund—1.1%
315	[6,7]	CMA Pennsylvania Mun. Money Market Fund, 3.10%	N/A	314,856

		Total Short-Term Investments (cost $1,114,856)		1,114,856

Total Investments—159.1% (cost $45,995,0258)				$46,717,743
Other assets in excess of liabilities—0.5%				159,456
Preferred shares at redemption value, including dividends payable—(59.6)%				(17,505,538)

Net Assets Applicable to Common Shareholders—100%				$29,371,661

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2007, the Trust held 14.2% of its net assets, with a current market value of $4,167,160, in securities restricted as to resale.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is collateralized by Municipal or U.S. Treasury obligations.
[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2007.

[6]	Represents an investment in an affiliate.
[7]	Represents current yield as of June 30, 2007.
[8]

Cost for federal income tax purposes is $45,948,099. The net unrealized appreciation on a tax basis is $769,644, consisting of $1,224,156 gross unrealized appreciation and $454,512 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
CIFG	—	CDC IXIS Financial Guaranty
ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Co.
FRWD	—	Floating Rate Weekly Demand
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RAA	—	Radian Asset Assurance
RB	—	Revenue Bond
TA	—	Tax Allocation
XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
June 30, 2007

	Insured Municipal 2008 Term Trust (BRM)	Insured Municipal Term Trust (BMT)	Municipal 2018 Term Trust (BPK)	Municipal 2020 Term Trust (BKK)	Strategic Municipal Trust (BSD)

Assets
Investments at value, unaffiliated[1]	$409,452,821	$324,354,652	$378,816,105	$482,936,205	$169,195,484
Investments at value, affiliated[2]	—	—	800,000	—	1,400,000
Investments in affiliates	174,179	125,827	50,336	35,468	34,642
Cash	72,762	57,861	67,280	36,935	2,159
Receivable from investments sold	2,670,000	1,035,000	276,000	221,000	1,292,666
Unrealized appreciation on forward starting swaps	—	—	—	—	147,690
Interest receivable	4,765,213	3,346,182	4,630,049	5,683,041	2,310,654
Other assets	6,957	5,442	7,314	17,041	9,449

	417,141,932	328,924,964	384,647,084	488,929,690	174,392,744

Liabilities
Payable for investments purchased	—	—	—	—	2,045,604
Unrealized depreciation on forward starting swaps	—	—	—	—	44,012
Dividends payable-common shares	1,659,633	787,363	1,201,056	1,340,677	618,265
Investment advisory fees payable	119,331	94,169	128,318	200,247	72,968
Administration fees payable	34,096	26,913	—	—	—
Deferred Trustees’ fees	174,179	125,827	50,336	35,468	34,642
Payable to affiliates	69,208	44,574	30,096	26,277	14,965
Other accrued expenses	287,879	178,677	159,914	158,590	101,178

	2,344,326	1,257,523	1,569,720	1,761,259	2,931,634

Preferred Shares at Redemption Value
$0.001 par value per share, $25,000 liquidation value per share, including dividends payable[3]	—	65,031,163	137,636,641	177,684,017	62,019,619

Net Assets Applicable to Common Shareholders	$414,797,606	$262,636,278	$245,440,723	$309,484,414	$109,441,491

Composition of Net Assets Applicable to Common Shareholders
Par value[4]	$272,071	$258,856	$15,908	$20,237	$7,275
Paid-in capital in excess of par	377,589,494	239,251,319	225,641,716	287,166,281	103,143,691
Undistributed net investment income	33,064,674	16,138,882	16,519,371	1,530,777	1,661,301
Accumulated net realized gain (loss)	(1,870,730)	294,068	(14,680,435)	(2,269,761)	(1,454,397)
Net unrealized appreciation	5,742,097	6,693,153	17,944,163	23,036,880	6,083,621

Net assets applicable to common shareholders, June 30, 2007	$414,797,606	$262,636,278	$245,440,723	$309,484,414	$109,441,491

Net asset value per common share[5]	$15.25	$10.15	$15.43	$15.29	$15.04

[1]Investments at cost, unaffiliated	$403,710,724	$317,661,499	$360,871,942	$459,899,325	$163,215,541
[2]Investments at cost, affiliated	$—	$—	$800,000	$—	$1,400,000
[3]Preferred shares outstanding	—	2,600	5,504	7,104	2,480
[4]Par value per share	$0.01	$0.01	$0.001	$0.001	$0.001
[5]Common shares outstanding	27,207,093	25,885,639	15,908,028	20,236,628	7,274,951

See Notes to Financial Statements.

	California Insured Municipal 2008 Term Trust (BFC)	California Municipal 2018 Term Trust (BJZ)	Florida Insured Municipal 2008 Term Trust (BRF)	Florida Municipal 2020 Term Trust (BFO)	New York Insured Municipal 2008 Term Trust (BLN)	New York Municipal 2018 Term Trust (BLH)	Pennsylvania Strategic Municipal Trust (BPS)

Assets
Investments at value, unaffiliated[1]	$157,650,168	$142,550,721	$127,848,906	$130,359,861	$170,476,497	$88,190,124	$46,402,887
Investments at value, affiliated[2]	—	7,163,060	—	454	—	302,448	314,856
Investments in affiliates	59,258	14,469	47,151	7,667	70,224	12,850	19,838
Cash	76,482	65,029	14,820	70,168	62,922	58,894	7,501
Receivable from investments sold	—	—	—	150,000	—	—	—
Unrealized appreciation on forward starting swaps	—	—	—	—	—	—	33,480
Interest receivable	1,933,521	1,866,949	1,603,644	1,444,715	2,514,531	1,272,398	589,941
Other assets	5,158	5,305	6,565	8,244	5,371	4,754	4,342

	159,724,587	151,665,533	129,521,086	132,041,109	173,129,545	89,841,468	47,372,845

Liabilities
Payable for investments purchased	—	—	—	—	—	1,155	251,858
Unrealized depreciation on forward starting swaps	—	—	—	—	—	—	4,300
Dividends payable-common shares	582,797	394,023	326,516	283,668	619,140	222,523	141,436
Investment advisory fees payable	44,951	47,344	37,066	54,016	49,521	29,289	18,736
Administration fees payable	13,806	—	10,592	—	14,150	—	—
Deferred Trustees’ fees	59,258	14,469	47,151	7,667	70,224	12,850	19,838
Payable to affiliates	23,151	12,048	19,525	11,267	30,241	5,683	4,348
Other accrued expenses	130,380	92,789	119,860	106,990	128,301	54,798	55,130

	854,343	560,673	560,710	463,608	911,577	326,298	495,646

Preferred Shares at Redemption Value
$0.001 par value per share, $25,000 liquidation value per share, including dividends payable[3]	—	55,549,336	—	48,929,743	—	31,411,354	17,505,538

Net Assets Applicable to Common Shareholders	$158,870,244	$95,555,524	$128,960,376	$82,647,758	$172,217,968	$58,103,816	$29,371,661

Composition of Net Assets Applicable to Common Shareholders
Par value[4]	$104,071	$6,433	$87,071	$5,562	$112,571	$3,633	$2,021
Paid-in capital in excess of par	144,174,166	91,213,865	120,583,337	78,885,738	155,947,555	51,482,732	28,445,850
Undistributed net investment income	12,468,073	4,533,942	7,683,807	216,538	13,667,607	3,726,066	311,516
Accumulated net realized gain (loss)	(637,468)	(3,598,752)	(231,004)	(216,275)	(214,836)	(1,556,705)	(139,624)
Net unrealized appreciation	2,761,402	3,400,036	837,165	3,756,195	2,705,071	4,448,090	751,898

Net assets applicable to common shareholders, June 30, 2007	$158,870,244	$95,555,524	$128,960,376	$82,647,758	$172,217,968	$58,103,816	$29,371,661

Net asset value per common share[5]	$15.27	$14.85	$14.81	$14.86	$15.30	$15.99	$14.54

[1]Investments at cost, unaffiliated	$154,888,766	$139,150,685	$127,011,741	$126,603,666	$167,771,426	$83,742,034	$45,680,169
[2]Investments at cost, affiliated	$—	$7,163,060	$—	$454	$—	$302,448	$314,856
[3]Preferred shares outstanding	—	2,221	—	1,956	—	1,256	700
[4]Par value per share	$0.01	$0.001	$0.01	$0.001	$0.01	$0.001	$0.001
[5]Common shares outstanding	10,407,093	6,433,028	8,707,093	5,562,128	11,257,093	3,633,028	2,020,720

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended June 30, 2007

	Insured Municipal 2008 Term Trust (BRM)	Insured Municipal Term Trust (BMT)	Municipal 2018 Term Trust (BPK)	Municipal 2020 Term Trust (BKK)	Strategic Municipal Trust (BSD)

Investment Income
Interest income	$10,966,191	$8,386,689	$10,091,919	$12,671,993	$4,455,909
Affiliated income	—	—	15,694	—	21,185
Dividend income	—	—	1,368	190	570
Income from affiliates	2,850	2,150	1,256	1,313	405

Total investment income	10,969,041	8,388,839	10,110,237	12,673,496	4,478,069

Expenses
Investment advisory	801,313	673,238	771,669	1,225,447	518,573
Administration	228,946	192,353	—	—	—
Transfer agent	8,601	9,576	6,585	6,670	6,857
Custodian	58,458	52,134	44,887	54,077	36,195
Reports to shareholders	33,098	30,754	23,010	30,695	14,483
Directors/Trustees	13,323	10,372	9,910	12,436	4,437
Registration	6,653	5,453	5,566	5,429	5,449
Independent accountants	20,345	19,387	19,266	19,631	18,434
Legal	34,659	21,955	17,671	22,167	12,492
Officers’ fees	3,458	2,173	2,047	2,541	923
Insurance	15,877	13,564	12,191	15,360	5,498
Auction agent	62,684	142,355	177,447	231,389	81,534
Deferred Trustees’ fees	2,850	2,150	1,256	1,313	405
Miscellaneous	32,510	25,453	19,731	22,322	11,958

Total expenses excluding interest expense	1,322,775	1,200,917	1,111,236	1,649,477	717,238
Interest expense	—	—	—	701	—

Total expenses	1,322,775	1,200,917	1,111,236	1,650,178	717,238
Less Advisory fees waived	—	—	—	—	(86,428)
Less fees waived by Advisor	—	—	(340)	—	(335)
Less fees paid indirectly	(5,658)	(6,274)	(7,447)	(6,347)	(3,311)

Net expenses	1,317,117	1,194,643	1,103,449	1,643,831	627,164

Net investment income	9,651,924	7,194,196	9,006,788	11,029,665	3,850,905

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(325,537)	303,045	76,710	(475,516)	1,381,557
Swaps	—	—	349,960	930,540	824,971

	(325,537)	303,045	426,670	455,024	2,206,528

Net change in unrealized appreciation/depreciation on:
Investments	(3,219,642)	(4,153,977)	(8,516,380)	(10,007,637)	(5,534,103)
Swaps	—	—	83,060	124,565	17,952

	(3,219,642)	(4,153,977)	(8,433,320)	(9,883,072)	(5,516,151)

Net loss	(3,545,179)	(3,850,932)	(8,006,650)	(9,428,048)	(3,309,623)

Dividends from Net Investment Income to Preferred Shareholders	(697,108)	(2,091,318)	(2,470,065)	(3,204,499)	(1,117,878)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$5,409,637	$1,251,946	$(1,469,927)	$(1,602,882)	$(576,596)

See Notes to Financial Statements.

	California Insured Municipal 2008 Term Trust (BFC)	California Municipal 2018 Term Trust (BJZ)	Florida Insured Municipal 2008 Term Trust (BRF)	Florida Municipal 2020 Term Trust (BFO)	New York Insured Municipal 2008 Term Trust (BLN)	New York Municipal 2018 Term Trust (BLH)	Pennsylvania Strategic Municipal Trust (BPS)

Investment Income
Interest income	$3,914,987	$3,688,029	$2,778,399	$3,234,870	$4,371,205	$2,337,484	$1,197,679
Affiliated income	—	70,962	—	453	—	2,505	14,163
Dividend income	—	—	—	—	—	—	—
Income from affiliates	630	217	454	181	891	138	170

Total investment income	3,915,617	3,759,208	2,778,853	3,235,504	4,372,096	2,340,127	1,212,012

Expenses
Investment advisory	276,877	303,145	223,881	329,259	300,062	179,156	141,263
Administration	79,108	—	63,966	—	85,732	—	—
Transfer agent	7,088	6,454	7,054	6,357	7,666	6,431	6,608
Custodian	31,135	21,861	30,899	21,861	32,867	18,573	16,811
Reports to shareholders	14,689	9,187	12,874	8,783	16,373	6,959	5,674
Directors/Trustees	6,257	3,825	5,033	3,282	6,771	2,316	1,898
Registration	5,429	5,448	3,878	5,429	5,429	5,448	161
Independent accountants	18,747	18,338	18,541	18,252	18,817	18,103	13,471
Legal	17,091	8,877	13,023	8,770	17,164	4,531	4,333
Officers’ fees	1,320	797	1,052	678	1,420	480	249
Insurance	5,285	4,792	4,158	4,135	5,580	2,823	1,495
Auction agent	—	72,386	—	64,627	—	42,472	26,304
Deferred Trustees’ fees	630	217	454	181	891	138	170
Miscellaneous	7,371	13,905	15,061	13,689	12,253	12,262	9,419

Total expenses excluding interest expense	471,027	469,232	399,874	485,303	511,025	299,692	227,856
Interest expense	—	—	—	—	—	—	—

Total expenses	471,027	469,232	399,874	485,303	511,025	299,692	227,856
Less Advisory fees waived	—	—	—	—	—	—	(23,543)
Less fees waived by Advisor	—	(9,230)	—	(1)	—	(296)	(2,297)
Less fees paid indirectly	(4,554)	(5,811)	(4,863)	(5,721)	(7,981)	(3,693)	(4,721)

Net expenses	466,473	454,191	395,011	479,581	503,044	295,703	197,295

Net investment income	3,449,144	3,305,017	2,383,842	2,755,923	3,869,052	2,044,424	1,014,717

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	86,738	(169,691)	(12,790)	734,151	(152)	(31,334)	497,861
Swaps	—	142,000	—	309,645	—	—	145,000

	86,738	(27,691)	(12,790)	1,043,796	(152)	(31,334)	642,861

Net change in unrealized appreciation/depreciation on:
Investments	(1,361,252)	(2,663,525)	(561,722)	(2,887,753)	(1,700,947)	(1,441,151)	(1,462,831)
Swaps	—	82,929	—	25,538	—	46,879	24,691

	(1,361,252)	(2,580,596)	(561,722)	(2,862,215)	(1,700,947)	(1,394,272)	(1,438,140)

Net loss	(1,274,514)	(2,608,287)	(574,512)	(1,818,419)	(1,701,099)	(1,425,606)	(795,279)

Dividends from Net Investment Income to Preferred Shareholders	—	(941,863)	—	(887,895)	—	(492,894)	(304,051)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$2,174,630	$(245,133)	$1,809,330	$49,609	$2,167,953	$125,924	$(84,613)

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006

	Insured Municipal 2008 Term Trust (BRM)		Insured Municipal Term Trust (BMT)

	2007	2006	2007	2006

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$9,651,924	$23,996,732	$7,194,196	$15,783,394
Net realized gain (loss)	(325,537)	(891,629)	303,045	63,327
Net change in unrealized appreciation/depreciation	(3,219,642)	(7,380,268)	(4,153,977)	(4,496,464)
Dividends and distributions to preferred shareholders from:
Net investment income	(697,108)	(6,504,282)	(2,091,318)	(5,450,944)
Net realized gains	—	(70,381)	—	(26,320)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	5,409,637	9,150,172	1,251,946	5,872,993

Dividends and Distributions to Common Shareholders from:
Net investment income	(10,243,472)	(21,629,643)	(4,724,183)	(11,713,359)
Net realized gains	—	(294,925)	—	(65,750)

Total dividends and distributions	(10,243,472)	(21,924,568)	(4,724,183)	(11,779,109)

Capital Share Transactions:
Reinvestment of common dividends	—	—	—	—

Total increase (decrease)	(4,833,835)	(12,774,396)	(3,472,237)	(5,906,116)

Net Assets Applicable to Common Shareholders
Beginning of period	419,631,441	432,405,837	266,108,515	272,014,631

End of period	$414,797,606	$419,631,441	$262,636,278	$266,108,515

End of period undistributed net investment income	$33,064,674	$34,353,330	$16,138,882	$15,760,187

See Notes to Financial Statements.

	Municipal 2018 Term Trust (BPK)		Municipal 2020 Term Trust (BKK)		Strategic Municipal Trust (BSD)		California Insured Municipal 2008 Term Trust (BFC)

	2007	2006	2007	2006	2007	2006	2007	2006

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$9,006,788	$18,273,742	$11,029,665	$22,162,386	$3,850,905	$7,815,683	$3,449,144	$9,068,472
Net realized gain (loss)	426,670	(145,960)	455,024	(40,024)	2,206,528	229,811	86,738	(731,806)
Net change in unrealized appreciation/depreciation	(8,433,320)	5,113,999	(9,883,072)	9,861,317	(5,516,151)	1,732,119	(1,361,252)	(2,407,786)
Dividends and distributions to preferred shareholders from:
Net investment income	(2,470,065)	(4,602,574)	(3,204,499)	(5,910,556)	(1,117,878)	(2,073,507)	—	(2,619,751)
Net realized gains	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(1,469,927)	18,639,207	(1,602,882)	26,073,123	(576,596)	7,704,106	2,174,630	3,309,129

Dividends and Distributions to Common Shareholders from:
Net investment income	(7,206,337)	(14,412,673)	(8,044,060)	(16,088,120)	(3,805,087)	(7,982,317)	(3,671,103)	(8,039,481)
Net realized gains	—	—	—	—	—	—	—	—

Total dividends and distributions	(7,206,337)	(14,412,673)	(8,044,060)	(16,088,120)	(3,805,087)	(7,982,317)	(3,671,103)	(8,039,481)

Capital Share Transactions:
Reinvestment of common dividends	—	—	—	—	126,023	291,502	—	—

Total increase (decrease)	(8,676,264)	4,226,534	(9,646,942)	9,985,003	(4,255,660)	13,291	(1,496,473)	(4,730,352)

Net Assets Applicable to Common Shareholders
Beginning of period	254,116,987	249,890,453	319,131,356	309,146,353	113,697,151	113,683,860	160,366,717	165,097,069

End of period	$245,440,723	$254,116,987	$309,484,414	$319,131,356	$109,441,491	$113,697,151	$158,870,244	$160,366,717

End of period undistributed net investment income	$16,519,371	$17,188,985	$1,530,777	$1,749,671	$1,661,301	$2,733,361	$12,468,073	$12,690,032

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006

	California Municipal 2018 Term Trust (BJZ)		Florida Insured Municipal 2008 Term Trust (BRF)

	2007	2006	2007	2006

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$3,305,017	$6,544,576	$2,383,842	$6,263,822
Net realized gain (loss)	(27,691)	(114,970)	(12,790)	(221,614)
Net change in unrealized appreciation/depreciation	(2,580,596)	330,478	(561,722)	(1,678,294)
Dividends and distributions to preferred shareholders from:
Net investment income	(941,863)	(1,690,527)	—	(1,853,768)
Net realized gains	—	—	—	(5,257)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(245,133)	5,069,557	1,809,330	2,504,889

Dividends and Distributions to Common Shareholders from:
Net investment income	(2,364,138)	(4,728,276)	(1,959,096)	(4,353,542)
Net realized gains	—	—	—	(14,720)

Total dividends and distributions	(2,364,138)	(4,728,276)	(1,959,096)	(4,368,262)

Capital Share Transactions:
Reinvestment of common dividends	—	—	—	—

Total increase (decrease)	(2,609,271)	341,281	(149,766)	(1,863,373)

Net Assets Applicable to Common Shareholders
Beginning of period	98,164,795	97,823,514	129,110,142	130,973,515

End of period	$95,555,524	$98,164,795	$128,960,376	$129,110,142

End of period undistributed net investment income	$4,533,942	$4,534,926	$7,683,807	$7,259,061

See Notes to Financial Statements.

	Florida Municipal 2020 Term Trust (BFO)		New York Insured Municipal 2008 Term Trust (BLN)		New York Municipal 2018 Term Trust (BLH)		Pennsylvania Strategic Municipal Trust (BPS)

	2007	2006	2007	2006	2007	2006	2007	2006

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$2,755,923	$5,443,714	$3,869,052	$9,595,126	$2,044,424	$4,028,909	$1,014,717	$2,055,573
Net realized gain (loss)	1,043,796	(166,879)	(152)	(214,828)	(31,334)	(76,942)	642,861	120,163
Net change in unrealized appreciation/depreciation	(2,862,215)	1,470,465	(1,700,947)	(3,524,930)	(1,394,272)	434,976	(1,438,140)	(320,738)
Dividends and distributions to preferred shareholders from:
Net investment income	(887,895)	(1,635,635)	—	(2,294,992)	(492,894)	(929,029)	(304,051)	(565,582)
Net realized gains	—	—	—	(5,528)	—	—	—	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	49,609	5,111,665	2,167,953	3,554,848	125,924	3,457,914	(84,613)	1,289,416

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,702,011)	(3,686,996)	(3,503,208)	(7,111,107)	(1,335,138)	(2,670,276)	(870,661)	(1,828,436)
Net realized gains	—	—	—	(22,064)	—	—	—	—

Total dividends and distributions	(1,702,011)	(3,686,996)	(3,503,208)	(7,133,171)	(1,335,138)	(2,670,276)	(870,661)	(1,828,436)

Capital Share Transactions:
Reinvestment of common dividends	—	—	—	—	—	—	21,268	44,141

Total increase (decrease)	(1,652,402)	1,424,669	(1,335,255)	(3,578,323)	(1,209,214)	787,638	(934,006)	(494,879)

Net Assets Applicable to Common Shareholders
Beginning of period	84,300,160	82,875,491	173,553,223	177,131,546	59,313,030	58,525,392	30,305,667	30,800,546

End of period	$82,647,758	$84,300,160	$172,217,968	$173,553,223	$58,103,816	$59,313,030	$29,371,661	$30,305,667

End of period undistributed net investment income	$216,538	$50,521	$13,667,607	$13,301,763	$3,726,066	$3,509,674	$311,516	$471,511

FINANCIAL HIGHLIGHTS
BlackRock Insured Municipal 2008 Term Trust (BRM)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.42	$15.89	$16.75	$17.38	$17.62	$16.80

Investment operations:
Net investment income	0.35	0.88	0.91	0.97	1.07	1.26
Net realized and unrealized gain (loss)	(0.11)	(0.30)	(0.75)	(0.55)	(0.07)	0.53
Dividends and distributions to preferred shareholders from:
Net investment income	(0.03)	(0.24)	(0.22)	(0.10)	(0.08)	(0.13)
Net realized gains	—	— [1]	—	(0.01)	(0.01)	(0.01)

Net increase (decrease) from investment operations	0.21	0.34	(0.06)	0.31	0.91	1.65

Dividends and distributions to common shareholders from:
Net investment income	(0.38)	(0.80)	(0.80)	(0.88)	(1.02)	(0.79)
Net realized gains	—	(0.01)	—	(0.06)	(0.13)	(0.04)

Total dividends and distributions	(0.38)	(0.81)	(0.80)	(0.94)	(1.15)	(0.83)

Net asset value, end of period	$15.25	$15.42	$15.89	$16.75	$17.38	$17.62

Market price, end of period	$15.20	$15.53	$15.30	$16.31	$17.27	$16.58

TOTAL INVESTMENT RETURNS:[2]
At net asset value[3]	1.35%	2.21%	(0.30)%	1.95%	5.39%	10.38%

At market value	0.31%	6.91%	(1.41)%	(0.09)%	11.29%	11.15%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS: [4]
Expenses after fees waived and paid indirectly	0.64%[5]	0.91%	1.03%	0.99%	0.98%	0.98%
Expenses after fees waived and before fees paid indirectly	0.64%[5]	0.92%	1.03%	1.00%	0.98%	0.98%
Expenses before fees waived and paid indirectly	0.64%[5]	0.92%	1.03%	1.00%	0.98%	0.98%
Net investment income after fees waived and paid indirectly and before preferred share dividends	4.67%[5]	5.66%	5.58%	5.66%	6.03%	7.34%
Preferred share dividends	0.34%[5]	1.53%	1.33%	0.57%	0.47%	0.73%
Net investment income available to common shareholders	4.33%[5]	4.13%	4.25%	5.09%	5.56%	6.61%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$416,901	$423,862	$441,822	$464,135	$480,887	$468,417
Portfolio turnover	—%	—%	3%	4%	18%	23%
Net assets of common shareholders, end of period (000)	$414,798	$419,631	$432,406	$455,660	$472,785	$479,390
Preferred shares value outstanding, end of period (000)	$—	$81,000	$271,000	$271,000	$271,000	$271,000
Asset coverage per preferred share, end of period	$—	$154,534	$64,902	$67,041	$68,622	$69,235

[1]	Amounted to less than $0.01 per common share outstanding.
[2]

Total investment returns at market price, which can be significantly greater or lesser than the new asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[3]	Unaudited.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Insured Municipal Term Trust (BMT)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.28	$10.51	$11.05	$11.40	$11.29	$10.85

Investment operations:
Net investment income	0.28	0.61	0.59	0.67	0.73	0.81
Net realized and unrealized gain (loss)	(0.15)	(0.18)	(0.38)	(0.34)	0.10	0.41
Dividends and distributions to preferred shareholders from:
Net investment income	(0.08)	(0.21)	(0.15)	(0.07)	(0.06)	(0.08)
Net realized gains	—	— [1]	— [1]	— [1]	— [1]	(0.02)

Net increase from investment operations	0.05	0.22	0.06	0.26	0.77	1.12

Dividends and distributions to common shareholders from:
Net investment income	(0.18)	(0.45)	(0.58)	(0.58)	(0.64)	(0.58)
Net realized gains	—	— [1]	(0.02)	(0.03)	(0.02)	(0.10)

Total dividends and distributions	(0.18)	(0.45)	(0.60)	(0.61)	(0.66)	(0.68)

Net asset value, end of period	$10.15	$10.28	$10.51	$11.05	$11.40	$11.29

Market price, end of period	$9.74	$9.77	$10.36	$11.30	$11.06	$10.94

TOTAL INVESTMENT RETURNS:[2]
At net asset value[3]	0.58%	2.26%	0.37%	2.39%	7.15%	10.73%

At market value	1.55%	(1.40)%	(3.26)%	7.92%	7.28%	9.51%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.91%[5]	1.05%	1.04%	1.02%	1.02%	1.05%
Expenses after fees waived and before fees paid indirectly	0.91%[5]	1.06%	1.05%	1.02%	1.02%	1.06%
Expenses before fees waived and paid indirectly	0.91%[5]	1.06%	1.05%	1.02%	1.02%	1.06%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.48%[5]	5.91%	5.48%	6.04%	6.36%	7.32%
Preferred share dividends	1.59%[5]	2.04%	1.35%	0.66%	0.50%	0.70%
Net investment income available to common shareholders	3.89%[5]	3.87%	4.13%	5.38%	5.86%	6.62%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$264,707	$266,976	$278,492	$289,091	$293,334	$287,692
Portfolio turnover	—%	1%	—%	1%	11%	36%
Net assets of common shareholders, end of period (000)	$262,636	$266,109	$272,015	$286,129	$295,028	$292,371
Preferred shares value outstanding, end of period (000)	$65,000	$170,400	$170,400	$170,400	$170,400	$170,400
Asset coverage per preferred share, end of period	$126,026	$64,062	$64,924	$66,987	$68,288	$67,895

[1]	Amounted to less than $0.01 per common share outstanding.
[2]

Total investment returns at market price, which can be significantly greater or lesser than the new asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[3]	Unaudited.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal 2018 Term Trust (BPK)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.97	$15.71	$15.81	$15.53	$14.66	$13.66

Investment operations:
Net investment income	0.57	1.15	1.19	1.21	1.21	1.17
Net realized and unrealized gain (loss)	(0.50)	0.31	(0.25)	(0.05)	0.52	0.73
Dividends to preferred shareholders from net investment income	(0.16)	(0.29)	(0.20)	(0.10)	(0.08)	(0.12)

Net increase (decrease) from investment operations	(0.09)	1.17	0.74	1.06	1.65	1.78

Dividends to common shareholders from net investment income	(0.45)	(0.91)	(0.84)	(0.78)	0.78	(0.78)

Net asset value, end of period	$15.43	$15.97	$15.71	$15.81	$15.53	$14.66

Market price, end of period	$15.86	$17.01	$15.71	$15.16	$14.36	$13.43

TOTAL INVESTMENT RETURNS:[1]
At net asset value[2]	(0.72)%	7.46%	4.77%	7.39%	11.87%	13.64%

At market value	(4.20)%	14.46%	9.35%	11.27%	12.92%	8.84%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	0.88%[4]	0.90%	0.91%	0.91%	0.93%	0.92%
Expenses after fees waived and before fees paid indirectly	0.89%[4]	0.91%	0.91%	0.91%	0.94%	0.94%
Expenses before fees waived and paid indirectly	0.89%[4]	0.91%	0.91%	0.91%	0.94%	0.94%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.22%[4]	7.27%	7.53%	7.83%	8.21%	8.14%
Preferred share dividends	1.98%[4]	1.83%	1.27%	0.64%	0.57%	0.84%
Net investment income available to common shareholders	5.24%[4]	5.44%	6.26%	7.19%	7.64%	7.30%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$251,434	$251,297	$252,013	$246,602	$235,575	$227,674
Portfolio turnover	6%	7%	15%	31%	15%	53%
Net assets of common shareholders, end of period (000)	$245,441	$254,117	$249,890	$251,560	$247,032	$233,233
Preferred shares value outstanding, end of period (000)	$137,600	$137,600	$137,600	$137,600	$137,600	$137,600
Asset coverage per preferred share, end of period	$69,600	$71,179	$70,407	$70,736	$69,887	$67,381

[1]

Total investment returns at market price, which can be significantly greater or lesser than the new asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Unaudited.
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal 2020 Term Trust (BKK)

					For the period September 30, 2003[1] through December 31, 2003
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,

		2006	2005	2004

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.77	$15.28	$14.85	$14.51	$14.33 [2]

Investment operations:
Net investment income	0.55	1.10	1.11	1.10	0.15
Net realized and unrealized gain (loss)	(0.47)	0.48	0.39	0.28	0.25
Dividends to preferred shareholders from net investment income	(0.16)	(0.29)	(0.20)	(0.10)	(0.01)

Net increase (decrease) from investment operations	(0.08)	1.29	1.30	1.28	0.39

Dividends to common shareholders from net investment income	(0.40)	(0.80)	(0.87)	(0.94)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.02)

Total capital charges	—	—	—	—	(0.05)

Net asset value, end of period	$15.29	$15.77	$15.28	$14.85	$14.51

Market price, end of period	$15.24	$15.77	$14.00	$15.02	$15.00

TOTAL INVESTMENT RETURNS:[3]
At net asset value	(0.55)%	8.72%	8.97%	8.99%	2.36%

At market value	(0.88)%	18.66%	(1.28)%	6.63%	1.05%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	1.05%[6]	1.07%	1.08%	1.09%	0.85%[6]
Expenses after fees waived and before fees paid indirectly	1.05%[6]	1.07%	1.09%	1.09%	0.87%[6]
Expenses before fees waived and paid indirectly	1.05%[6]	1.07%	1.09%	1.09%	0.87%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.02%[6]	7.09%	7.27%	7.67%	4.25%[6]
Preferred share dividends	2.04%[6]	1.89%	1.34%	0.72%	0.30%[6]
Net investment income available to common shareholders	4.98%[6]	5.20%	5.93%	6.95%	3.95%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$316,651	$312,545	$307,487	$290,212	$279,827
Portfolio turnover	2%	12%	14%	51%	17%
Net assets of common shareholders, end of period (000)	$309,484	$319,131	$309,146	$300,518	$293,598
Preferred shares value outstanding, end of period (000)	$177,600	$177,600	$177,600	$177,600	$177,600
Asset coverage per preferred share, end of period	$68,577	$69,937	$68,527	$67,307	$66,332

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the new asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Unaudited.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Municipal Trust (BSD)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.64	$15.68	$15.70	$15.91	$15.01	$14.33

Investment operations:
Net investment income	0.53	1.07	1.14	1.26	1.23	1.26
Net realized and unrealized gain (loss)	(0.46)	0.28	0.07	(0.41)	0.68	0.42
Dividends to preferred shareholders from net investment income	(0.15)	(0.29)	(0.20)	(0.10)	(0.08)	(0.12)

Net increase (decrease) from investment operations	(0.08)	1.06	1.01	0.75	1.83	1.56

Dividends to common shareholders from net investment income	(0.52)	(1.10)	(1.03)	(0.96)	(0.93)	(0.88)

Net asset value, end of period	$15.04	$15.64	$15.68	$15.70	$15.91	$15.01

Market price, end of period	$16.83	$18.69	$17.14	$14.52	$14.69	$13.78

TOTAL INVESTMENT RETURNS:[1]
At net asset value[2]	(0.98)%	6.38%	6.67%	5.41%	13.10%	11.51%

At market value	(7.27)%	16.29%	26.08%	5.59%	13.75%	8.03%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	1.13%[4]	1.04%	0.97%	0.89%	0.91%	0.98%
Expenses after fees waived and before fees paid indirectly	1.13%[4]	1.07%	0.98%	0.90%	0.91%	0.99%
Expenses before fees waived and paid indirectly	1.29%[4]	1.31%	1.29%	1.28%	1.30%	1.39%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.92%[4]	6.89%	7.23%	8.04%	8.09%	8.54%
Preferred share dividends	2.01%[4]	1.83%	1.26%	0.62%	0.54%	0.78%
Net investment income available to common shareholders	4.91%[4]	5.06%	5.97%	7.42%	7.55%	7.76%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$112,289	$113,394	$113,860	$112,298	$110,385	$106,807
Portfolio turnover	15%	71%	96%	23%	8%	13%
Net assets of common shareholders, end of period (000)	$109,441	$113,697	$113,684	$113,686	$115,246	$108,721
Preferred shares value outstanding, end of period (000)	$62,000	$62,000	$62,000	$62,000	$62,000	$62,000
Asset coverage per preferred share, end of period	$69,138	$70,856	$70,847	$70,844	$71,476	$68,844

[1]

Total investment returns at market price, which can be significantly greater or lesser than the new asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Unaudited.
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.41	$15.86	$16.76	$17.19	$17.34	$16.77

Investment operations:	0.33	0.87	0.90	0.91	0.96	1.18
Net investment income
Net realized and unrealized gain (loss)	(0.12)	(0.30)	(0.82)	(0.44)	0.06	0.48
Dividends and distributions to preferred shareholders from:
Net investment income	—	(0.25)	(0.20)	(0.10)	(0.07)	(0.11)
Net realized gains	—	—	— [1]	—	(0.01)	(0.03)

Net increase (decrease) from investment operations	0.21	0.32	(0.12)	0.37	0.94	1.52

Dividends and distributions from:
Net investment income	(0.35)	(0.77)	(0.77)	(0.77)	(1.00)	(0.81)
Net realized gains	—	—	(0.01)	(0.03)	(0.09)	(0.14)

Total dividends and distributions	(0.35)	(0.77)	(0.78)	(0.80)	(1.09)	(0.95)

Net asset value, end of period	$15.27	$15.41	$15.86	$16.76	$17.19	$17.34

Market price, end of period	$15.08	$15.34	$15.31	$16.25	$17.09	$16.44

TOTAL INVESTMENT RETURNS:[2]
At net asset value[3]	1.40%	2.15%	(0.59)%	2.33%	5.76%	9.57%

At market value	0.59%	5.34%	(1.08)%	(0.20% )	10.90%	9.56%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.59%[5]	0.99%	1.07%	1.05%	1.04%	1.05%
Expenses after fees waived and before fees paid indirectly	0.60%[5]	1.07%	1.08%	1.05%	1.04%	1.06%
Expenses before fees waived and paid indirectly	0.60%[5]	1.07%	1.08%	1.05%	1.04%	1.06%
Net investment income after fees waived and paid indirectly and before preferred share dividends	4.36%[5]	5.60%	5.55%	5.37%	5.51%	6.91%
Preferred share dividends	—%[5]	1.62%	1.23%	0.58%	0.38%	0.64%
Net investment income available to common shareholders	4.36%[5]	3.98%	4.32%	4.79%	5.13%	6.27%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$159,526	$161,925	$169,564	$175,711	$180,408	$177,861
Portfolio turnover	—%	—%	—%	—%	15%	33%
Net assets of common shareholders, end of period (000)	$158,870	$160,367	$165,097	$174,408	$178,854	$180,498
Preferred shares value outstanding, end of period (000)	$—	$—	$104,550	$104,550	$104,550	$104,550
Asset coverage per preferred share, end of period	$—	$—	$64,497	$66,714	$67,776	$68,161

[1]	Amounted to less than $0.01 per common share outstanding.
[2]

Total investment returns at market price, which can be significantly greater or lesser than the new asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[3]	Unaudited.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Municipal 2018 Term Trust (BJZ)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.26	$15.21	$15.17	$14.77	$14.59	$13.63

Investment operations:
Net investment income	0.51	1.02	0.97	1.00	1.04	1.03
Net realized and unrealized gain (loss)	(0.40)	0.03	(0.01)	0.21	(0.06)	0.78
Dividends to preferred shareholders from net investment income	(0.15)	(0.26)	(0.18)	(0.08)	(0.07)	(0.11)

Net increase (decrease) from investment operations	(0.04)	0.79	0.78	1.13	0.91	1.70

Dividends to common shareholders from net investment income	(0.37)	(0.74)	(0.74)	(0.73)	(0.73)	(0.74)

Net asset value, end of period	$14.85	$15.26	$15.21	$15.17	$14.77	$14.59

Market price, end of period	$15.69	$15.94	$15.19	$13.89	$13.42	$13.40

TOTAL INVESTMENT RETURNS:[1]
At net asset value[2]	(0.39)%	5.19%	5.30%	8.20%	6.83%	12.94%

At market value	0.75%	10.03%	14.85%	9.04%	5.67%	10.04%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	0.94%[4]	0.97%	0.99%	1.01%	1.03%	0.99%
Expenses after fees waived and before fees paid indirectly	0.95%[4]	0.99%	1.01%	1.02%	1.03%	1.03%
Expenses before fees waived and paid indirectly	0.97%[4]	0.99%	1.01%	1.02%	1.03%	1.03%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.85%[4]	6.69%	6.39%	6.77%	7.29%	7.33%
Preferred share dividends	1.95%[4]	1.73%	1.17%	0.56%	0.51%	0.81%
Net investment income available to common shareholders	4.90%[4]	4.96%	5.22%	6.21%	6.78%	6.52%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$97,267	$97,781	$97,869	$95,091	$92,324	$90,721
Portfolio turnover	4%	—%	9%	9%	9%	42%
Net assets applicable to common shareholders, end of period (000)	$95,556	$98,165	$97,824	$97,590	$95,047	$93,844
Preferred shares value outstanding, end of period (000)	$55,525	$55,525	$55,525	$55,525	$55,528	$55,525
Asset coverage per preferred share, end of period	$68,035	$69,214	$69,056	$68,945	$67,796	$67,254

[1]

Total investment returns at market price, which can be significantly greater or lesser than the new asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Unaudited
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.83	$15.04	$15.91	$16.43	$16.41	$16.01

Investment operations:
Net investment income	0.27	0.72	0.78	0.81	0.88	1.12
Net realized and unrealized gain (loss)	(0.06)	(0.22)	(0.67)	(0.41)	0.13	0.36
Dividends and distributions to preferred shareholders from:
Net investment income	—	(0.21)	(0.22)	(0.09)	(0.06)	(0.11)
Net realized gains	—	— [1]	— [1]	(0.01)	(0.02)	(0.04)

Net increase (decrease) from investment operations	0.21	0.29	(0.11)	0.30	0.93	1.33
Dividends and distributions from:
Net investment income	(0.23)	(0.50)	(0.75)	(0.75)	(0.81)	(0.75)
Net realized gains	—	— [1]	(0.01)	(0.07)	(0.10)	(0.18)

Total dividends and distributions	(0.23)	(0.50)	(0.76)	(0.82)	(0.91)	(0.93)

Net asset value, end of period	$14.81	$14.83	$15.04	$15.91	$16.43	$16.41

Market price, end of period	$14.49	$14.42	$15.11	$15.85	$16.19	$15.91

TOTAL INVESTMENT RETURN:[2]
At net asset value[3]	1.42%	2.07%	(0.74)%	1.93%	5.91%	8.74%

At market value	2.05%	(1.21)%	0.10%	3.05%	7.64%	9.61%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.62%[5]	0.96%	1.09%	1.07%	1.05%	1.05%
Expenses after fees waived and before fees paid indirectly	0.63%[5]	1.03%	1.10%	1.07%	1.05%	1.05%
Expenses before fees waived and paid indirectly	0.63%[5]	1.03%	1.10%	1.07%	1.05%	1.06%
Net investment income after fees waived and paid indirectly and before preferred share dividends	3.73%[5]	4.85%	5.08%	5.03%	5.34%	6.90%
Preferred share dividends	—%[5]	1.43%	1.42%	0.56%	0.39%	0.70%
Net investment income available to common shareholders	3.73%[5]	3.42%	3.66%	4.47%	4.95%	6.20%
SUPPLEMENTAL DATA:
Average net assets (000)	$128,990	$129,187	$134,104	$140,140	$144,071	$141,064
Portfolio turnover	2%	—%	—%	—%	6%	52%
Net assets, end of period (000)	$128,960	$129,110	$130,974	$138,542	$143,082	$142,920
Preferred shares value outstanding, end of period (000)	$—	$—	$84,150	$84,150	$84,169	$84,150
Asset coverage per preferred share, end of period	$—	$—	$63,912	$66,159	$67,514	$67,460

[1]	Amounted to less than $0.01 per common share outstanding.
[2]

Total investment returns at market price, which can be significantly greater or lesser than the new asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[3]	Unaudited
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Municipal 2020 Term Trust (BFO)

					For the period September 30, 2003[1] through December 31, 2003
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,

		2006	2005	2004

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.16	$14.90	$14.63	$14.50	$14.33 [2]

Investment operations:
Net investment income	0.50	0.98	0.98	0.99	0.12
Net realized and unrealized gain (loss)	(0.33)	0.23	0.31	0.14	0.26
Dividends and distributions to preferred shareholders from:
Net investment income	(0.16)	(0.29)	(0.20)	(0.10)	(0.01)
Net realized gains	—	—	(0.01)	—	—

Net increase from investment operations	0.01	0.92	1.08	1.03	0.37

Dividends and distributions to common shareholders from:
Net investment income	(0.31)	(0.66)	(0.75)	(0.90)	(0.15)
Net realized gains	—	—	(0.06)	—	—

Total dividends and distributions	(0.31)	(0.66)	(0.81)	(0.90)	(0.15)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.02)

Total capital charges	—	—	—	—	(0.05)

Net asset value, end of period	$14.86	$15.16	$14.90	$14.63	$14.50

Market price, end of period	$13.49	$13.85	$13.35	$15.08	$15.39

TOTAL INVESTMENT RETURNS:[3]
At net asset value[4]	0.20%	6.66%	7.76%	7.22%	2.21%

At market value	(0.43)%	8.83%	(6.76)%	4.10%	3.60%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	1.15%[6]	1.18%	1.24%	1.21%	1.02%[6]
Expenses after fees waived and before fees paid indirectly	1.17%[6]	1.20%	1.26%	1.21%	1.02%[6]
Expenses before fees waived and paid indirectly	1.17%[6]	1.20%	1.26%	1.25%	1.05%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.62%[6]	6.54%	6.57%	6.93%	3.45%[6]
Preferred share dividends	2.13%[6]	1.96%	1.32%	0.68%	0.30%[6]
Net investment income available to common shareholders	4.49%[6]	4.58%	5.25%	6.25%	3.15%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$83,898	$83,282	$82,799	$79,810	$76,698
Portfolio turnover	8%	—%	—%	9%	—%
Net assets applicable to common shareholders, end of period (000)	$82,648	$84,300	$82,875	$81,391	$80,655
Preferred shares value outstanding, end of period (000)	$48,900	$48,900	$48,900	$48,900	$48,900
Asset coverage per preferred share, end of period	$67,269	$68,114	$67,379	$66,617	$66,237

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the new asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Unaudited
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.42	$15.73	$16.56	$17.13	$17.09	$16.22

Investment operations:
Net investment income	0.34	0.85	0.90	0.93	1.01	1.13
Net realized and unrealized gain (loss)	(0.15)	(0.33)	(0.77)	(0.53)	(0.05)	0.75
Dividends and distributions to preferred shareholders from:
Net investment income	—	(0.20)	(0.20)	(0.10)	(0.08)	(0.11)
Net realized gains	—	— [1]	— [1]	(0.01)	(0.01)	(0.03)

Net increase (decrease) from investment operations	0.19	0.32	(0.07)	0.29	0.87	1.74

Dividends and distributions to common shareholders from:
Net investment income	(0.31)	(0.63)	(0.75)	(0.81)	(0.79)	(0.75)
Net realized gains	—	— [1]	(0.01)	(0.05)	(0.04)	(0.12)

Total dividends and distributions	(0.31)	(0.63)	(0.76)	(0.86)	(0.83)	(0.87)

Net asset value, end of period	$15.30	$15.42	$15.73	$16.56	$17.13	$17.09

Market price, end of period	$15.11	$14.90	$15.30	$16.09	$16.96	$16.22

TOTAL INVESTMENT RETURN:[2]
At net asset value[3]	1.28%	1.91%	(0.34)%	1.93%	5.33%	11.23%

At market value	3.51%	1.55%	(0.23)%	0.03%	9.88%	10.47%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.59%[5]	0.91%	1.05%	1.03%	1.03%	1.04%
Expenses after fees waived and before fees paid indirectly	0.60%[5]	0.97%	1.06%	1.03%	1.03%	1.05%
Expenses before fees waived and paid indirectly	0.60%[5]	0.97%	1.06%	1.03%	1.03%	1.05%
Net investment income after fees waived and paid indirectly and before preferred share dividends	4.51%[5]	5.51%	5.62%	5.51%	5.85%	6.75%
Preferred share dividends	—%[5]	1.32%	1.25%	0.58%	0.48%	0.68%
Net investment income available to common shareholders	4.51%[5]	4.19%	4.37%	4.93%	5.37%	6.07%
SUPPLEMENTAL DATA:
Average net assets (000)	$172,886	$174,200	$180,876	$189,322	$192,958	$187,970
Portfolio turnover	1%	4%	7%	—%	7%	31%
Net assets, end of period (000)	$172,218	$173,553	$177,132	$186,424	$192,801	$192,337
Preferred shares value outstanding, end of period (000)	$—	$—	$109,550	$109,550	$109,550	$109,550
Asset coverage per preferred share, end of period	$—	$—	$65,433	$67,549	$69,000	$68,893

[1]	Amounted to less than $0.01 per common share outstanding.
[2]

Total investment returns at market price, which can be significantly greater or lesser than the new asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[3]	Unaudited
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Municipal 2018 Term Trust (BLH)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.33	$16.11	$15.77	$15.53	$15.11	$13.58

Investment operations:
Net investment income	0.56	1.11	1.08	1.07	1.06	1.01
Net realized and unrealized gain (loss)	(0.39)	0.11	0.17	—	0.18	1.37
Dividends to preferred shareholders from net investment income	(0.14)	(0.26)	(0.17)	(0.09)	(0.08)	(0.11)

Net increase from investment operations	0.03	0.96	1.08	0.98	1.16	2.27

Dividends to common shareholders from net investment income	(0.37)	(0.74)	(0.74)	(0.74)	(0.74)	(0.74)

Net asset value, end of period	$15.99	$16.33	$16.11	$15.77	$15.53	$15.11

Market price, end of period	$15.36	$15.62	$15.15	$14.82	$14.70	$13.46

TOTAL INVESTMENT RETURNS:[1]
At net asset value[2]	0.21%	6.26%	7.19%	6.73%	8.19%	17.33%

At market value	0.63%	8.08%	7.28%	5.94%	14.94%	7.96%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	1.01%[4]	1.04%	1.06%	1.11%	1.12%	1.13%
Expenses after fees waived and before fees paid indirectly	1.02%[4]	1.07%	1.08%	1.12%	1.14%	1.17%
Expenses before fees waived and paid indirectly	1.03%[4]	1.07%	1.08%	1.12%	1.14%	1.17%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.00%[4]	6.84%	6.73%	6.91%	7.03%	7.03%
Preferred share dividends	1.69%[4]	1.58%	1.06%	0.57%	0.53%	0.80%
Net investment income available to common shareholders	5.31%[4]	5.26%	5.67%	6.34%	6.50%	6.23%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$58,918	$58,916	$58,434	$56,270	$54,510	$52,265
Portfolio turnover	1%	6%	12%	—%	11%	41%
Net assets applicable to common shareholders, end of period (000)	$58,104	$59,313	$58,525	$57,303	$56,415	$54,881
Preferred shares value outstanding, end of period (000)	$31,400	$31,400	$31,400	$31,400	$31,400	$31,400
Asset coverage per preferred share, end of period	$71,270	$72,237	$71,603	$70,626	$69,917	$68,702

[1]

Total investment returns at market price, which can be significantly greater or lesser than the new asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Unaudited
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,

		2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.01	$15.27	$15.81	$16.09	$15.61	$14.65

Investment operations:
Net investment income	0.50	1.02	0.97	1.07	1.12	1.17
Net realized and unrealized gain (loss)	(0.39)	(0.09)	(0.42)	(0.37)	0.30	0.73
Dividends to preferred shareholders from net investment income	(0.15)	(0.28)	(0.19)	(0.09)	(0.07)	(0.11)

Net increase (decrease) from investment operations	(0.04)	0.65	0.36	0.61	1.35	1.79

Dividends to common shareholders from net investment income	(0.43)	(0.91)	(0.90)	(0.89)	(0.87)	(0.83)

Net asset value, end of period	$14.54	$15.01	$15.27	$15.81	$16.09	$15.61

Market price, end of period	$17.79	$17.43	$15.85	$15.70	$15.12	$14.33

TOTAL INVESTMENT RETURNS:[1]
At net asset value[2]	(0.62)%	4.09%	2.39%	4.21%	9.33%	12.86%

At market value	4.72%	16.45%	7.02%	10.12%	11.91%	8.19%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	1.33%[4]	1.23%	1.13%	1.03%	1.12%	1.34%
Expenses after fees waived and before fees paid indirectly	1.36%[4]	1.28%	1.21%	1.08%	1.15%	1.36%
Expenses before fees waived and paid indirectly	1.53%[4]	1.51%	1.52%	1.47%	1.54%	1.75%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.83%[4]	6.73%	6.28%	6.74%	7.09%	7.69%
Preferred share dividends	2.05%[4]	1.85%	1.22%	0.59%	0.46%	0.71%
Net investment income available to common shareholders	4.78%[4]	4.88%	5.06%	6.15%	6.63%	6.98%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$29,977	$30,532	$31,283	$31,989	$31,892	$30,545
Portfolio turnover	18%	7%	8%	5%	—%	7%
Net assets applicable to common shareholders, end of period (000)	$29,372	$30,306	$30,801	$31,857	$32,435	$31,454
Preferred shares value outstanding, end of period (000)	$17,500	$17,500	$17,500	$17,500	$17,500	$17,500
Asset coverage per preferred share, end of period	$66,967	$68,305	$69,008	$70,513	$71,341	$69,939

[1]

Total investment returns at market price, which can be significantly greater or lesser than the new asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Unaudited
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

The BlackRock Insured Municipal 2008 Term Trust Inc. (“Insured Municipal 2008”), The BlackRock Insured Municipal Term Trust Inc. (“Insured Municipal”), The BlackRock California Insured Municipal 2008 Term Trust Inc. (“California Insured 2008”) and The BlackRock New York Insured Municipal 2008 Term Trust Inc. (“New York Insured 2008”) were organized as Maryland corporations. BlackRock Municipal 2018 Term Trust (“Municipal 2018”), BlackRock Municipal 2020 Term Trust (“Municipal 2020”), The BlackRock Strategic Municipal Trust (“Strategic Municipal”), BlackRock California Municipal 2018 Term Trust (“California 2018”), BlackRock Florida Municipal 2020 Term Trust (“Florida 2020”), BlackRock New York Municipal 2018 Term Trust (“New York 2018”) and The BlackRock Pennsylvania Strategic Municipal Trust (“Pennsylvania Strategic”) were organized as Delaware statutory trusts. The BlackRock Florida Insured Municipal 2008 Term Trust (“Florida Insured 2008”) was organized as a Massachusetts business trust. Insured Municipal 2008, Insured Municipal, Municipal 2018, Municipal 2020 and Strategic Municipal are registered as diversified closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). California Insured 2008, California 2018, Florida Insured 2008, Florida 2020, New York Insured 2008, New York 2018 and Pennsylvania Strategic are registered as non-diversified closed-end management investment companies under the 1940 Act. Insured Municipal 2008, California Insured 2008, Florida Insured 2008 and New York Insured 2008 are herein referred to as the 2008 Trusts. Municipal 2018, California 2018 and New York 2018 are herein referred to as the 2018 Trusts. Municipal 2020 and Florida 2020 are herein referred to as the 2020 Trusts. Strategic Municipal and Pennsylvania Strategic are herein referred to as the Strategic Trusts.

          Under the Trusts’ organizational documents, their officers and Trustees (as defined below) are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

          The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (“Trustees”) or Board of Directors, as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. Swap quotations are provided by dealers selected under supervision of the Board. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value per share. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Trust’s investment advisor and/or sub-advisor deems relevant.

          In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Trusts’ financial statements, if any, has not been determined.

          In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entitiy also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to faciliate comparisons between entities that choose different measurement attributes for similar types of assets and liabiliates. At this time, management is evaluating the implications of FAS 159 and its impact on the Trusts’ financial statements, if any, has not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and federal income tax purposes. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into financial futures contracts and can be either cash or securities. During the period the financial futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Financial futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling financial futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Starting Swaps: A forward starting swap is an agreement for an interest rate swap asset or liability to be created or sold in the future. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. The Trusts generally intend to close each forward starting swap before the accrual date specified in the agreement and therefore aviod entering into the interest rate swap underlying each forward starting swap.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” daily based upon quotations from market makers to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. However, the Advisor of the Trusts monitors swaps and does not anticipate non-performance by any counterparty.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, swap agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax or excise tax provisions have been recorded.

          Effective June 29, 2007, the Trusts implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Trusts, and has determined that the adoption of FIN 48 does not have a material impact on the Trusts’ financial statements. The Trusts file U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ tax returns remain open for the years ended December 31, 2003 through December 31, 2006.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees/Directors (“Independent Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees. These amounts are shown on the Statements of Assets and Liabilities as “Investments in Affiliates.” This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds.

Note 2. Agreements and Other Transactions with Affiliates and Related Parties

Each Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the 2018 Trusts, 2020 Trusts and Strategic Trusts. Merrill Lynch & Co., Inc. and The PNC Financial Group, Inc. are principal owners of BlackRock, Inc. The investment management agreements for the 2018 Trusts, 2020 Trusts and Strategic Trusts cover both investment advisory and administration services. Each 2008 Trust and Insured Municipal Trust has an Administration Agreement with the Advisor.

          Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the 2008 Trusts and Insured Municipal Trust, 0.40% for the 2018 Trusts, 0.50% for the 2020 Trusts and 0.60% for the Strategic Trusts, of the Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Strategic Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

          The administration fee paid to the Advisor by the 2008 Trusts and Insured Municipal Trust is computed weekly and payable monthly based on an annual rate of 0.10% of the Trusts’ average weekly managed assets.

          The Advisor has agreed to reimburse its advisory fees by the amount of investment advisory fees each Trust pays to the Advisor indirectly through its investments in affiliated money market funds, which is shown on the Statement of Operations as “fees waived by Advisor.”

          The Advisor pays BFM fees for its sub-advisory services.

          Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support, and compliance services to each Trust. For the six months ended June 30, 2007, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statements of Operations:

Trust	Amount

Insured Municipal 2008	$11,634
Insured Municipal	7,392
Municipal 2018	6,061
Municipal 2020	6,802
Strategic Municipal	2,785
California Insured 2008	4,533

Trust	Amount

California 2018	$2,713
Florida Insured 2008	3,622
Florida 2020	2,040
New York Insured 2008	4,865
New York 2018	1,417
Pennsylvania Strategic	907

          Pursuant to the terms of the custody agreement, each Trust received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statements of Operations as “fees paid indirectly.”

          Investements in companies considered to be affiliates of the Trusts, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Trust	Portfolio Company	Net Activity (000)	Dividend/Interest Income

Municipal 2018	Merrill Lynch Institutional Tax Exempt Fund	800	$15,694
Strategic Municipal	Merrill Lynch Institutional Tax Exempt Fund	1,400	21,185
California 2018	CMA California Mun. Money Fund	7,163	70,962
Florida 2020	CMA Florida Mun. Money Fund	—	453
New York 2018	CMA New York Mun. Money Fund	302	2,505
Pennsylvania Strategic	CMA Pennsylvania Mun. Money Fund	315	14,163

          During the six months ended June 30, 2007, Merrill Lynch & Co., Inc., through its affiliated broker dealer, Merrill Lynch, Pierce, Fenner & Smith Incorporated, earned commissions on transactions of securities as follows:

Trust	Commission Amount

Municipal 2018	$3,302
Municipal 2020	5,912
Strategic Municipal	2,009
California 2018	1,694
Florida 2020	1,584
New York 2018	951
Pennsylvania Strategic	451

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the six months ended June 30, 2007, were as follows:

Trust	Purchases	Sales

Insured Municipal 2008	$—	$49,893,556
Insured Municipal	—	17,562,905
Municipal 2018	23,305,542	21,421,306
Municipal 2020	16,634,139	12,059,042
Strategic Municipal	26,151,119	25,848,504
California Insured 2008	—	10,724,550

Trust	Purchases	Sales

California 2018	$5,172,356	$5,144,669
Florida Insured 2008	2,595,982	17,541,501
Florida 2020	19,491,766	9,385,641
New York Insured 2008	1,239,152	3,170,162
New York 2018	968,542	937,207
Pennsylvania Strategic	8,169,424	10,636,364

          There were no purchases or sales of U.S. government securities for the six months ended June 30, 2007.

          Details of open forward starting swap agreements at June 30, 2007, were as follows:

Trust	Notional Amount (000)	Fixed Rate(a)	Counter Party	Floating Rate	Effective Date	Termination Date	Unrealized Appreciation (Depreciation)

Strategic	$6,750,000	3.637%	JP Morgan	1-week BMA Municipal Swap Index	08/03/07	08/03/16	$147,690
Municipal	4,250,000	4.015	Citibank NA	1-week BMA Municipal Swap Index	09/21/07	09/21/17	(3,292)
	13,850,000	4.034	JP Morgan	1-week BMA Municipal Swap Index	09/27/07	09/27/17	(40,720)

							$103,678

Pennsylvania Strategic	$1,000,000	3.928%	JP Morgan Lehman	1-week BMA Municipal Swap Index	08/03/07	08/03/27	$33,480
	2,000,000	4.023	Brothers	1-week BMA Municipal Swap Index	09/21/07	09/21/17	(4,300)

							$29,180

(a) Trust will pay fixed interest rate and receive floating interest rate beginning on the effective date.
BMA—Bond Market Association.

Note 4. Distributions to Shareholders

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

	Year ended December 31, 2006

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Insured Municipal 2008	$28,133,908	$11,643	$353,680	$28,499,231
Insured Municipal	17,164,227	—	92,146	17,256,373
Municipal 2018	19,015,247	—	—	19,015,247
Municipal 2020	21,988,676	—	—	21,988,676
Strategic Municipal	10,055,824	—	—	10,055,824
California Insured 2008	10,659,232	—	—	10,659,232
California 2018	6,418,803	—	—	6,418,803
Florida Insured 2008	6,207,286	—	20,001	6,227,287
Florida 2020	5,322,631	—	—	5,322,631
New York Insured 2008	9,406,089	—	27,602	9,433,691
New York 2018	3,599,305	—	—	3,599,305
Pennsylvania Strategic	2,394,018	—	—	2,394,018

          For federal income tax purposes, the following Trusts had capital loss carryforwards at December 31, 2006, the Trust’s last tax year-end (other than the 2020 Trusts and Strategic Trusts, each of which has a tax year-end of June 30). These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires

Insured Municipal 2008	$1,251,338	2014

Insured Municipal	$8,977	2014

Municipal 2018	$6,633,095	2012
	6,967,122	2014

	$13,600,217

Municipal 2020	$345,038	2013
	524,726	2015

	$869,764

Strategic Municipal	$384,262	2012
	1,045,663	2013

	$1,429,925

California Insured 2008	$724,206	2014

Trust	Capital Loss Carryforward Amount	Expires

California 2018	$999,612	2010
	1,444,501	2012
	588,861	2013

	$3,032,974

Florida Insured 2008	$218,214	2014

Florida 2020	$206,533	2013

New York Insured 2008	$214,684	2014

New York 2018	$193,442	2010
	431,368	2011
	590,480	2012

	$1,215,290

Pennsylvania Strategic	$123,151	2013

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 5. Capital

There are 200 million of $0.01 par value common shares authorized for each of the 2008 Trusts and Insured Municipal. There are an unlimited number of $0.001 par value common shares authorized for each of the 2018 Trusts, 2020 Trusts and Strategic Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At June 30, 2007, the common shares owned by an affiliate of the Advisor of each Trust were as follows:

Trust	Common Shares Owned

Municipal 2020	8,028
Florida 2020	8,028

          During the six months ended June 30, 2007 and year ended December 31, 2006, the following Trusts issued additional shares under their respective dividend reinvestment plans:

Trust	Six months ended June 30, 2006	Year ended December 31, 2006

Strategic Municipal	7,110	17,235
Pennsylvania Strategic	1,279	2,809

          As of June 30, 2007, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares

Insured Municpal	M7	2,600
Municipal 2018	W7	2,752
	R7	2,752
Municipal 2020	M7	2,368
	W7	2,368
	F7	2,368

Trust	Series	Shares

Strategic Municipal	W7	2,480
California 2018	M7	2,221
Florida 2020	F7	1,956
New York 2018	T7	1,256
Pennsylvania Strategic	W7	700

          Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day preferred shares are comulative at a rate which resents every 28 days based on the results of an auction. The dividend ranges and average on the preferred shares for each of the Trusts for the six months ended June 30, 2007, were as follows:

Trust	Series	Low	High	Average

Insured Municpal	M7	2.90%	3.90%	3.46%
Municipal 2018	W7	3.10	3.88	3.58
	R7	3.40	3.92	3.66
Municipal 2020	M7	3.50	3.90	3.66
	W7	3.22	3.85	3.63
	F7	3.37	3.90	3.62

Trust	Series	Low	High	Average

Strategic Municipal	W7	3.30%	3.90%	3.64%
California 2018	M7	3.00	3.80	3.39
Florida 2020	F7	3.49	3.85	3.66
New York 2018	T7	2.90	3.58	3.16
Pennsylvania Strategic	W7	3.00	3.88	3.50

          A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

          The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary, are not satisfied.

          The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change is business so as to cease to be an investment company.

          On June 13, 2006, Insured Municipal 2008 Trust’s Board approved the redemption of all of the 2,060 R28 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 14, 2006 (an aggregate price of $51,500,000). On June 23, 2006, Insured Municipal 2008 Trust’s Board approved the redemption of all of the 2,060 T28 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 26, 2006 (an aggregate price of $51,500,000). Management believes that the redemption of the R28 and T28 preferred shares will not affect the Insured Municipal 2008 Trust’s ability to satisfy the terms of the remaining preferred shares outstanding.

          On September 21, 2006, Insured Municipal 2008 Trust’s Board approved the redemption of 3,480 T7 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on October 25, 2006 (an aggregate price of $87,000,000). Management believes that the redemption of the T7 preferred shares will not affect the Insured Municipal 2008 Trust’s ability to satisfy the terms of the remaining preferred shares outstanding.

          On September 21, 2006, California Insured 2008 Trust’s Board approved the redemption of all of the 2,622 W7 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on October 26, 2006 (an aggregate price of $65,550,000). On September 21, 2006, California Insured 2008 Trust’s Board approved the redemption of all of the 1,560 W28 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on November 9, 2006 (an aggregate price of $39,000,000).

          On June 6, 2006, Florida Insured 2008 Trust’s Board approved the redemption of 1,200 R7 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 7, 2006 (an aggregate price of $33,000,000).

          On September 21, 2006, Florida Insured 2008 Trust’s Board approved the redemption of all of the 2,166 R7 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on October 27, 2006 (an aggregate price of $54,150,000).

          On June 9, 2006, New York Insured 2008 Trust’s Board approved the redemption of all of the 1,710 F28 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 10, 2006 (an aggregate price of $42,750,000).

          On September 21, 2006, New York Insured 2008 Trust’s Board approved the redemption of all of the 2,672 F7 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on October 23, 2006 (an aggregate price of $66,800,000).

          On February 22, 2007, Insured Municipal 2008 Trust’s Board approved the redemption of all of the 1,180 T7 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on April 4, 2007 (an aggregate price of $29,500,000). On February 22, 2007, Insured Municipal 2008 Trust’s Board approved the redemption of all of the 2,060 R7 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on April 9, 2007 (an aggregate price of $51,500,000).

          On February 22, 2007, Insured Municipal Trust’s Board approved the redemption of 1,616 M7 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on April 3, 2007 (an aggregate price of $40,400,000). On February 22, 2007, Insured Municipal Trust’s Board approved the redemption of all of the 2,600 M28 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on April 10, 2007 (an aggregate price of $65,000,000).

Note 6. Concentration Risk

The Trusts concentrate their investments in securities issued by state agencies, other governmantal entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these state agencies, other governmental entities and U.S. Territories, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principle and interest payments and therefore could impcat the value of the Trusts’ investments and net asset value per share, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

                Many municipalities insure repayment for their obligations. Although bond insurace reduces the rish of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

Note 7. Subsequent Events

Subsequent to June 30, 2007, the Boards declared dividends from undistributed earnings per common share payable August 1, 2007 to shareholders of record on July 16, 2007. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share

Insured Municipal 2008	$0.061000
Insured Municipal	0.030417
Municipal 2018	0.075500
Municipal 2020	0.066250
Strategic Municipal	0.085000
California Insured 2008	0.056000

Trust	Common Dividend Per Share

California 2018	$0.061250
Florida Insured 2008	0.037500
Florida 2020	0.051000
New York Insured 2008	0.055000
New York 2018	0.061250
Pennsylvania Strategic	0.070000

                The dividends declared on preferred shares for the period July 1, 2007 to July 31, 2007 for each of the Trusts were as follows:

Trust	Series	Dividends Declared

Insured Municpal	M7	$208,676
Municipal 2018	W7	191,567
	R7	193,411
Municipal 2020	M7	208,810
	W7	166,328
	F7	210,160

Trust	Series	Dividends Declared

Strategic Municipal	W7	$173,352
California 2018	M7	154,204
Florida 2020	F7	173,302
New York 2018	T7	80,145
Pennsylvania Strategic	W7	47,621

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders of the 2008 Trusts and Insured Municipal may elect, while the common shareholders of the 2018 Trusts, 2020 Trusts and Strategic Trusts are automatically enrolled, to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares in accordance with to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

          After a 2008 Trust, Insured Municipal, 2018 and/or 2020 Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). These Trusts will not issue any new shares under the Plan.

          After a Strategic Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

          Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

ADDITIONAL INFORMATION

60 Day Notice: All of the net investment income distributions paid by the Municipal 2020, Florida 2020, Strategic Municipal and Pennsylvania Strategic during the taxable year ended June 30, 2007 qualify as tax-exempt interest dividends for Federal income tax purposes.

          Each Trust listed for trading on the NewYork Stock Exchange (“NYSE”) has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (“AMEX”) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts.

          Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www1.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Donald Burke, Anne Ackerley, Bartholomew Battista, Vincent Tritto and Brian Kindelan—Managing Directors of the Advisor and the Sub-Advisor, Neal Andrews and Jay Fife—Managing Directors of the Sub-Advisor, Spencer Flemming—Director of the Advisor and the Sub-Advisor, Robert Mahar—Director of the Sub-Advisor.

Important Information Regarding the BlackRock Closed-End Funds Semi-Annual Investor Update

          The Semi-Annual Investor Update (“Update”) is available on the Internet and may be accessed through BlackRock’s website at http://www.blackrock.com. The Update provides information on the fixed income markets and summaries of BlackRock Closed-End Funds’ investment objectives and strategies. It also contains recent news regarding the BlackRock Closed-End Funds.

          If you would like to receive a hard copy of the BlackRock Closed-End Funds Semi-Annual Investor Update, please call (800) 699-1BFM.

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BlackRock Closed-End Funds

Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	Computershare Trust Company, N.A.
Richard E. Cavanagh, Lead Trustee	250 Royall Street
Kent Dixon	Canton, MA 02021
Frank J. Fabozzi	(800) 699-1BFM
Kathleen F. Feldstein
R. Glenn Hubbard	Auction Agent[2]
Bank of New York
Officers	101 Barclay Street, 7 West
Robert S. Kapito, President	New York, NY 10286
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer	Auction Agent[3]
Anne Ackerley, Vice President	Deutsche Bank Trust Company Americas
Neal Andrews, Assistant Treasurer	60 Wall Street, 8th Floor
Jay Fife, Assistant Treasurer	New York, NY 10005
Spencer Fleming, Assistant Treasurer
Robert Mahar, Assistant Treasurer	Independent Registered Public Accounting Firm
Vincent B. Tritto, Secretary	Deloitte & Touche LLP
Brian P. Kindelan, Assistant Secretary	200 Berkeley Street
Boston, MA 02116
Investment Advisor
BlackRock Advisors, LLC	Legal Counsel
100 Bellevue Parkway	Skadden, Arps, Slate, Meagher & Flom LLP
Wilmington, DE 19809	Four Times Square
(800) 227-7BFM	New York, NY 10036

Sub-Advisor[1]	Legal Counsel – Independent Trustees
BlackRock Financial Management, Inc.	Debevoise & Plimpton LLP
40 East 52nd Street	919 Third Avenue
New York, NY 10022	New York, NY 10022

Accounting Agent and Custodian	This report is for shareholder information. This is not a
State Street Bank and Trust Company	prospectus intended for use in the purchase or sale of Trust
2 Avenue De Lafayette	shares. Statements and other information contained in this
Boston, MA 02111	report are as dated and are subject to change.

BlackRock Closed-End Funds
[1] For the 2018 Trusts, 2020 Trusts and Strategic Trusts.	c/o BlackRock Advisors, LLC
[2] For the 2018 Trusts and 2020 Trusts.	100 Bellevue Parkway
[3] For the Trusts, except the 2018 Trusts and 2020 Trusts.	Wilmington, DE 19809
(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q, may also be obtained upon request without charge by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-4-0607

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – As of June 30, 2007

(b) Effective June 30, 2007, Mr. Howard Downs joined the Registrant’s portfolio management team. Messrs. Theodore R. Jaeckel, Jr., Walter O’Connor and Robert D. Sneeden, previously identified in response to paragraph (a) of this item in the Registrant’s most recent annual report, continue as members of the Registrant’s portfolio management team.

As of June 30, 2007, the Fund is managed by a team in investment professionals comprised of Robert D. Sneeden, Director at BlackRock, Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, Walter O’Connor, Managing Director at BlackRock and F. Howard Downs, Director at BlackRock. Each is a member of BlackRock’s municipal tax-exempt management group. Messrs. Sneeden, Jaeckel and O’Connor have been members of the Fund’s management team since 2006. Mr. Downs has been a member of the Fund’s management team since 2007.

Mr. Downs joined BlackRock in 1999 and is a member of the BlackRock Specialized Asset Management Group, specializing in municipal bonds. Prior to joining BlackRock, he was a Vice President and, in 1990, a founding member of William E. Simon and Sons, Municipal Securities.

(a)(2) As of June 30, 2007:

(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type				Performance-Based
	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

F. Howard
Downs	3	0	35	0	0	0
	$745,885,817	$0	$1,046,595,068	$0	$0	$0

(iv) Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of June 30, 2007:

Portfolio Manager Compensation

The elements of total compensation for portfolio managers on BlackRock’s municipal team include a fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide these portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, compensation levels for these portfolio managers fluctuate—both up and down—with the relative investment performance of the portfolios that they manage.

Base compensation. Like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and` therefore variable) compensation elements of the compensation program.

Performance-Based Compensation. BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, BlackRock and its affiliates portfolio manager incentive compensation is based on a formulaic compensation program. BlackRock's formulaic portfolio manager compensation program includes: investment performance relative to a subset of general closed-end, leveraged, municipal debt funds over 1-, 3- and 5-year performance periods and a measure of operational efficiency. Portfolio managers are compensated based on the pre-tax performance of the products they manage. If a portfolio manager's tenure is less than 5 years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. A discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Cash Bonus

Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

Stock Bonus

A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the company's ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future BlackRock stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the BlackRock shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the company's performance. Portfolio managers therefore have a direct incentive to protect BlackRock's reputation for integrity.

Other Compensation Programs

Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of BlackRock mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of BlackRock products and promotes continuity of successful portfolio management teams.

Other Benefits

Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of BlackRock and its affiliates, including broad-based retirement, 401(k), health, and other employee benefit plans.

(a)(4) Beneficial Ownership of Securities. As of June 30, 2007, Mr. Downs did not beneficially own any stock issued by the Fund.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

Item 11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

Item 11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

Item 12 –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Insured Municipal 2008 Term Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Florida Insured Municipal 2008 Term Trust

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Florida Insured Municipal 2008 Term Trust

Date: August 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Florida Insured Municipal 2008 Term Trust

Date: August 20, 2007